UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number: 811-21050

                    BlackRock New Jersey Municipal Bond Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

          100 Bellevue Parkway, Wilmington, DE                        19809
--------------------------------------------------------------------------------
         (Address of principal executive offices)                   (Zip code)

                           Robert S. Kapito, President
                    BlackRock New Jersey Municipal Bond Trust
                     40 East 52nd Street, New York, NY 10022
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (302) 797-2449

Date of fiscal year end: 8/31/03

Date of reporting period: 8/31/03

ITEM 1.  REPORTS TO STOCKHOLDERS.
The Trust's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:


--------------------------------------------------------------------------------
BlackRock
Closed-End Funds
Annual Report
AUGUST 31, 2003

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


BlackRock Insured Municipal Income Trust (BYM)
BlackRock Municipal Bond Trust (BBK)
BlackRock Municipal Income Trust II (BLE)
BlackRock California Insured Municipal Income Trust (BCK)
BlackRock California Municipal Bond Trust (BZA)
BlackRock California Municipal Income Trust II (BCL)
BlackRock Florida Insured Municipal Income Trust (BAF)
BlackRock Florida Municipal Bond Trust (BIE)
BlackRock Maryland Municipal Bond Trust (BZM)
BlackRock New Jersey Municipal Bond Trust (BLJ)
BlackRock New York Insured Municipal Income Trust (BSE)
BlackRock New York Municipal Bond Trust (BQH)
BlackRock New York Municipal Income Trust II (BFY)
BlackRock Virginia Municipal Bond Trust (BHV)

--------------------------------------------------------------------------------

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

                                                                [BLACKROCK LOGO]

                                TABLE OF CONTENTS

Letter to Shareholders .....................................................   1

Trust Summaries ............................................................   2

Portfolios of Investments ..................................................  16

Financial Statements

   Statements of Assets and Liabilities ....................................  37

   Statements of Operations ................................................  40

   Statements of Changes in Net Assets .....................................  43

Financial Highlights .......................................................  48

Notes to Financial Statements ..............................................  53

Independent Auditors' Report ...............................................  59

Dividend Reinvestment Plans ................................................  60

Trustees Information .......................................................  61

Additional Information .....................................................  63



--------------------------------------------------------------------------------

                        PRIVACY PRINCIPLES OF THE TRUSTS

     The Trusts are committed to maintaining the privacy of shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Trusts collect, how we protect that information and why, in certain cases, we may share information with select other parties.

     Generally, the Trusts do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of shareholders may become available to the Trusts. The Trusts do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

     The Trusts restrict access to non-public personal information about their shareholders to BlackRock employees with a legitimate business need for the information. The Trusts maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

--------------------------------------------------------------------------------

                             LETTER TO SHAREHOLDERS

                                                              September 30, 2003

Dear Shareholder:

     We are pleased to report that during the annual period, the Trusts continued to provide monthly income, as well as the opportunity to invest in various portfolios of municipal securities. This report contains the Trusts' audited financial statements and a listing of the portfolios' holdings.

     The portfolio management team continuously monitors the municipal bond market and adjusts the portfolios in order to gain exposure to various issuers, revenue sources and security types. This strategy enables the Trusts to move among different sectors, credits and coupons to capitalize on changing market conditions.

      The following table shows the Trusts' current yields, tax-equivalent yields, closing market prices per share and net asset values ("NAV") per share as of August 31, 2003.

------------------------------------------------------------------------------------------------------------------
                                                                                   TAX-       CLOSING
                                                                      CURRENT   EQUIVALENT    MARKET
                   TRUST (TICKER)                                     YIELD(1)    YIELD(1)     PRICE       NAV
------------------------------------------------------------------------------------------------------------------
  BlackRock Insured Municipal Income Trust (BYM)                        6.94%      10.68%      $13.51     $13.64
------------------------------------------------------------------------------------------------------------------
  BlackRock Municipal Bond Trust (BBK)                                  7.59       11.67        13.66      14.12
------------------------------------------------------------------------------------------------------------------
  BlackRock Municipal Income Trust II (BLE)                             7.67       11.80        13.11      13.28
------------------------------------------------------------------------------------------------------------------
  BlackRock California Insured Municipal Income Trust (BCK)             6.92       10.65        13.01      13.09
------------------------------------------------------------------------------------------------------------------
  BlackRock California Municipal Bond Trust (BZA)                       7.27       11.18        13.15      13.71
------------------------------------------------------------------------------------------------------------------
  BlackRock California Municipal Income Trust II (BCL)                  7.49       11.52        13.01      12.76
------------------------------------------------------------------------------------------------------------------
  BlackRock Florida Insured Municipal Income Trust (BAF)                6.82       10.49        13.20      13.74
------------------------------------------------------------------------------------------------------------------
  BlackRock Florida Municipal Bond Trust (BIE)                          6.89       10.60        13.55      14.52
------------------------------------------------------------------------------------------------------------------
  BlackRock Maryland Municipal Bond Trust (BZM)                         6.16        9.48        13.90      14.36
------------------------------------------------------------------------------------------------------------------
  BlackRock New Jersey Municipal Bond Trust (BLJ)                       6.91       10.63        13.64      13.77
------------------------------------------------------------------------------------------------------------------
  BlackRock New York Insured Municipal Income Trust (BSE)               6.78       10.43        13.28      13.45
------------------------------------------------------------------------------------------------------------------
  BlackRock New York Municipal Bond Trust (BQH)                         6.93       10.66        13.35      14.15
------------------------------------------------------------------------------------------------------------------
  BlackRock New York Municipal Income Trust II (BFY)                    7.20       11.08        13.12      13.36
------------------------------------------------------------------------------------------------------------------
  BlackRock Virginia Municipal Bond Trust (BHV)                         6.04        9.29        14.40      14.46
------------------------------------------------------------------------------------------------------------------

(1) Yields are based on closing market price. Tax-equivalent yield assumes the maximum Federal tax rate of 35%.

     BlackRock, Inc. ("BlackRock"), a world leader in asset management, has a proven commitment to the municipal bond market. As of June 30, 2003, BlackRock managed approximately $17.6 billion in municipal bonds, including six open-end and 35 closed-end municipal bond funds. BlackRock is recognized for its emphasis on risk management and proprietary analytics and for its reputation managing money for the world's largest institutional investors. BlackRock Advisors, Inc., which manages the Trusts, is a wholly owned subsidiary of BlackRock.

     On behalf of BlackRock, we thank you for your continued trust and assure you that we remain committed to excellence in managing your assets. Sincerely,




/s/ Laurence D. Fink                         /s/ Ralph L. Schlosstein

Laurence D. Fink                             Ralph L. Schlosstein
Chief Executive Officer                      President
BlackRock Advisors, Inc.                     BlackRock Advisors, Inc.

TRUST SUMMARIES
AUGUST 31, 2003

------------------------------------------
 BLACKROCK INSURED MUNICIPAL INCOME TRUST
------------------------------------------

                                TRUST INFORMATION
--------------------------------------------------------------------------------
 Symbol on New York Stock Exchange:                                 BYM
--------------------------------------------------------------------------------
 Initial Offering Date:                                      October 31, 2002
--------------------------------------------------------------------------------
 Closing Market Price as of 8/31/03:                              $13.51
--------------------------------------------------------------------------------
 Net Asset Value as of 8/31/03:                                   $13.64
--------------------------------------------------------------------------------
 Yield on Closing Market Price as of 8/31/03 ($13.51):(1)           6.94%
--------------------------------------------------------------------------------
 Current Monthly Distribution per Common Share:(2)                 $0.078125
--------------------------------------------------------------------------------
 Current Annualized Distribution per Common Share:(2)              $0.937500
--------------------------------------------------------------------------------
 Leverage as of 8/31/03:(3)                                           39%
--------------------------------------------------------------------------------

(1) Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

(2)  The distribution is not constant and is subject to change.

(3)  As a percentage of managed assets.

The table below summarizes the changes in the Trust's market price and NAV:

                               -------------------------------------------------
                                    8/31/03           HIGH             LOW
--------------------------------------------------------------------------------
  Market Price                      $13.51           $15.05          $13.26
--------------------------------------------------------------------------------
  NAV                               $13.64           $15.47          $13.32
--------------------------------------------------------------------------------

The following charts show the asset composition and credit quality allocations of the Trust's long-term investments:

                                SECTOR BREAKDOWN
           -------------------------------------------------------
             SECTOR                              AUGUST 31, 2003
           -------------------------------------------------------
             Transportation                            33%
           -------------------------------------------------------
             Water & Sewer                             19
           -------------------------------------------------------
             City, County & State                      12
           -------------------------------------------------------
             Tobacco                                   10
           -------------------------------------------------------
             Power                                      9
           -------------------------------------------------------
             Tax Revenue                                6
           -------------------------------------------------------
             Housing                                    3
           -------------------------------------------------------
             Lease Revenue                              3
           -------------------------------------------------------
             Industrial & Pollution Control             2
           -------------------------------------------------------
             Hospitals                                  2
           -------------------------------------------------------
             Education                                  1
           -------------------------------------------------------

                                CREDIT BREAKDOWN*
           -------------------------------------------------------
             CREDIT RATING                       AUGUST 31, 2003
           -------------------------------------------------------
             AAA/Aaa                                   83%
           -------------------------------------------------------
             A                                          7
           -------------------------------------------------------
             BBB/Baa                                   10
           -------------------------------------------------------

           ----------
           * Using the higher of Standard & Poor's ("S&P's"),
             Moody's Investors Service ("Moody's") or Fitch
             Ratings ("Fitch's") rating.

TRUST SUMMARIES
AUGUST 31, 2003

--------------------------------
 BLACKROCK MUNICIPAL BOND TRUST
--------------------------------

                               TRUST INFORMATION
--------------------------------------------------------------------------------
  Symbol on New York Stock Exchange:                                  BBK
--------------------------------------------------------------------------------
  Initial Offering Date:                                        April 30, 2002
--------------------------------------------------------------------------------
  Closing Market Price as of 8/31/03:                               $13.66
--------------------------------------------------------------------------------
  Net Asset Value as of 8/31/03:                                    $14.12
--------------------------------------------------------------------------------
  Yield on Closing Market Price as of 8/31/03 ($13.66):(1)            7.59%
--------------------------------------------------------------------------------
  Current Monthly Distribution per Common Share:(2)                  $0.086375
--------------------------------------------------------------------------------
  Current Annualized Distribution per Common Share:(2)               $1.036500
--------------------------------------------------------------------------------
  Leverage as of 8/31/03:(3)                                            39%
--------------------------------------------------------------------------------

(1) Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

(2)  The distribution is not constant and is subject to change.

(3)  As a percentage of managed assets.

The table below summarizes the changes in the Trust's market price and NAV:

                    ------------------------------------------------------------
                      8/31/03     8/31/02      CHANGE       HIGH         LOW
--------------------------------------------------------------------------------
  Market Price        $13.66      $14.90       (8.32)%     $14.98      $13.34
--------------------------------------------------------------------------------
  NAV                 $14.12      $14.76       (4.34)%     $15.49      $13.97
--------------------------------------------------------------------------------

The following charts show the asset composition and credit quality allocations of the Trust's long-term investments:

                                SECTOR BREAKDOWN
--------------------------------------------------------------------------------
  SECTOR                                   AUGUST 31, 2003     AUGUST 31, 2002
--------------------------------------------------------------------------------
  Industrial & Pollution Control                26%                 27%
--------------------------------------------------------------------------------
  Hospitals                                     20                  18
--------------------------------------------------------------------------------
  Housing                                       14                  13
--------------------------------------------------------------------------------
  Tobacco                                        9                  12
--------------------------------------------------------------------------------
  Transportation                                 9                   7
--------------------------------------------------------------------------------
  City, County & State                           6                   8
--------------------------------------------------------------------------------
  Tax Revenue                                    5                   6
--------------------------------------------------------------------------------
  Power                                          3                   3
--------------------------------------------------------------------------------
  Education                                      2                   2
--------------------------------------------------------------------------------
  Water & Sewer                                  1                  --
--------------------------------------------------------------------------------
  Other                                          5                   4
--------------------------------------------------------------------------------


                                CREDIT BREAKDOWN*
--------------------------------------------------------------------------------
  CREDIT RATING                            AUGUST 31, 2003     AUGUST 31, 2002
--------------------------------------------------------------------------------
  AAA/Aaa                                       27%                 24%
--------------------------------------------------------------------------------
  AA/Aa                                          5                   4
--------------------------------------------------------------------------------
  A                                             23                  39
--------------------------------------------------------------------------------
  BBB/Baa                                       32                  22
--------------------------------------------------------------------------------
  BB/Ba                                         --                   3
--------------------------------------------------------------------------------
  B                                              4                   1
--------------------------------------------------------------------------------
  Not Rated                                      9                   7
--------------------------------------------------------------------------------

----------
* Using the higher of S&P's, Moody's or Fitch's rating.

TRUST SUMMARIES
AUGUST 31, 2003

-------------------------------------
 BLACKROCK MUNICIPAL INCOME TRUST II
-------------------------------------

                                TRUST INFORMATION
--------------------------------------------------------------------------------
  Symbol on American Stock Exchange:                                  BLE
--------------------------------------------------------------------------------
  Initial Offering Date:                                         July 30, 2002
--------------------------------------------------------------------------------
  Closing Market Price as of 8/31/03:                               $13.11
--------------------------------------------------------------------------------
  Net Asset Value as of 8/31/03:                                    $13.28
--------------------------------------------------------------------------------
  Yield on Closing Market Price as of 8/31/03 ($13.11):(1)            7.67%
--------------------------------------------------------------------------------
  Current Monthly Distribution per Common Share:(2)                  $0.08375
--------------------------------------------------------------------------------
  Current Annualized Distribution per Common Share:(2)               $1.00500
--------------------------------------------------------------------------------
  Leverage as of 8/31/03:(3)                                            40%
--------------------------------------------------------------------------------

(1) Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

(2)  The distribution is not constant and is subject to change.

(3)  As a percentage of managed assets.

The table below summarizes the changes in the Trust's market price and NAV:

                         -------------------------------------------------------
                           8/31/03     8/31/02     CHANGE      HIGH       LOW
--------------------------------------------------------------------------------
  Market Price             $13.11      $15.00    (12.60)%     $15.02    $12.95
--------------------------------------------------------------------------------
  NAV                      $13.28      $14.40     (7.78)%     $14.78    $13.12
--------------------------------------------------------------------------------

The following charts show the asset composition and credit quality allocations of the Trust's long-term investments:

                                SECTOR BREAKDOWN
--------------------------------------------------------------------------------
  SECTOR                                   AUGUST 31, 2003     AUGUST 31, 2002
--------------------------------------------------------------------------------
  Hospitals                                     21%                 15%
--------------------------------------------------------------------------------
  Industrial & Pollution Control                17                  12
--------------------------------------------------------------------------------
  City, County & State                          12                  15
--------------------------------------------------------------------------------
  Transportation                                12                   9
--------------------------------------------------------------------------------
  Housing                                       11                   4
--------------------------------------------------------------------------------
  Tobacco                                        9                  17
--------------------------------------------------------------------------------
  Water & Sewer                                  7                   8
--------------------------------------------------------------------------------
  Tax Revenue                                    7                   8
--------------------------------------------------------------------------------
  Power                                          2                   2
--------------------------------------------------------------------------------
  Education                                      2                  10
--------------------------------------------------------------------------------

                                CREDIT BREAKDOWN*
--------------------------------------------------------------------------------
  CREDIT RATING                            AUGUST 31, 2003     AUGUST 31, 2002
--------------------------------------------------------------------------------
  AAA/Aaa                                       28%                 31%
--------------------------------------------------------------------------------
  AA/Aa                                          7                  11
--------------------------------------------------------------------------------
  A                                             20                  38
--------------------------------------------------------------------------------
  BBB/Baa                                       27                  11
--------------------------------------------------------------------------------
  BB/Ba                                         --                   4
--------------------------------------------------------------------------------
  B                                              4                   5
--------------------------------------------------------------------------------
  CCC/Caa                                        2                  --
--------------------------------------------------------------------------------
  Not Rated                                     12                  --
--------------------------------------------------------------------------------

----------
* Using the higher of S&P's, Moody's or Fitch's rating.

TRUST SUMMARIES
AUGUST 31, 2003

-----------------------------------------------------
 BLACKROCK CALIFORNIA INSURED MUNICIPAL INCOME TRUST
-----------------------------------------------------

                                TRUST INFORMATION
--------------------------------------------------------------------------------
  Symbol on the New York Stock Exchange:                             BCK
--------------------------------------------------------------------------------
  Initial Offering Date:                                      October 31, 2002
--------------------------------------------------------------------------------
  Closing Market Price as of 8/31/03:                              $13.01
--------------------------------------------------------------------------------
  Net Asset Value as of 8/31/03:                                   $13.09
--------------------------------------------------------------------------------
  Yield on Closing Market Price as of 8/31/03 ($13.01):(1)           6.92%
--------------------------------------------------------------------------------
  Current Monthly Distribution per Common Share:(2)                 $0.075
--------------------------------------------------------------------------------
  Current Annualized Distribution per Common Share:(2)              $0.900
--------------------------------------------------------------------------------
  Leverage as of 8/31/03:(3)                                           40%
--------------------------------------------------------------------------------

(1) Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

(2)  The distribution is not constant and is subject to change.

(3)  As a percentage of managed assets.

The table below summarizes the changes in the Trust's market price and NAV:

                                    --------------------------------------------
                                      8/31/03            HIGH             LOW
--------------------------------------------------------------------------------
  Market Price                        $13.01            $15.01          $12.80
--------------------------------------------------------------------------------
  NAV                                 $13.09            $15.24          $12.83
--------------------------------------------------------------------------------


The following charts show the asset composition and credit quality allocations of the Trust's long-term investments:

                                SECTOR BREAKDOWN
         -------------------------------------------------------------
           SECTOR                                    AUGUST 31, 2003
         -------------------------------------------------------------
           Water & Sewer                                    30%
         -------------------------------------------------------------
           Education                                        23
         -------------------------------------------------------------
           Tobacco                                          10
         -------------------------------------------------------------
           Power                                            10
         -------------------------------------------------------------
           Lease Revenue                                    10
         -------------------------------------------------------------
           City, County & State                              7
         -------------------------------------------------------------
           Tax Revenue                                       4
         -------------------------------------------------------------
           Transportation                                    4
         -------------------------------------------------------------
           Housing                                           2
         -------------------------------------------------------------

                                CREDIT BREAKDOWN*
         -------------------------------------------------------------
           CREDIT RATING                             AUGUST 31, 2003
         -------------------------------------------------------------
           AAA/Aaa                                          84%
         -------------------------------------------------------------
           A                                                 6
         -------------------------------------------------------------
           BBB/Baa                                          10
         -------------------------------------------------------------

         ----------
         * Using the higher of S&P's, Moody's or Fitch's rating.

TRUST SUMMARIES
AUGUST 31, 2003

-------------------------------------------
 BLACKROCK CALIFORNIA MUNICIPAL BOND TRUST
-------------------------------------------

                      TRUST INFORMATION
--------------------------------------------------------------------------------
  Symbol on New York Stock Exchange:                                  BZA
--------------------------------------------------------------------------------
  Initial Offering Date:                                        April 30, 2002
--------------------------------------------------------------------------------
  Closing Market Price as of 8/31/03:                               $13.15
--------------------------------------------------------------------------------
  Net Asset Value as of 8/31/03:                                    $13.71
--------------------------------------------------------------------------------
  Yield on Closing Market Price as of 8/31/03 ($13.15):(1)            7.27%
--------------------------------------------------------------------------------
  Current Monthly Distribution per Common Share:(2)                  $0.079656
--------------------------------------------------------------------------------
  Current Annualized Distribution per Common Share:(2)               $0.955872
--------------------------------------------------------------------------------
  Leverage as of 8/31/03:(3)                                              39%
--------------------------------------------------------------------------------

(1) Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

(2)  The distribution is not constant and is subject to change.

(3)  As a percentage of managed assets.

The table below summarizes the changes in the Trust's market price and NAV:

                       ---------------------------------------------------------
                         8/31/03     8/31/02     CHANGE       HIGH        LOW
--------------------------------------------------------------------------------
  Market Price           $13.15      $14.58      (9.81)%     $14.96     $12.89
--------------------------------------------------------------------------------
  NAV                    $13.71      $14.87      (7.80)%     $15.46     $13.46
--------------------------------------------------------------------------------

The following charts show the asset composition and credit quality allocations of the Trust's long-term investments:

                                SECTOR BREAKDOWN
--------------------------------------------------------------------------------
  SECTOR                                   AUGUST 31, 2003     AUGUST 31, 2002
--------------------------------------------------------------------------------
  Education                                     24%                 21%
--------------------------------------------------------------------------------
  Hospitals                                     17                  17
--------------------------------------------------------------------------------
  Housing                                       15                  14
--------------------------------------------------------------------------------
  City, County & State                          12                  11
--------------------------------------------------------------------------------
  Tobacco                                       11                   9
--------------------------------------------------------------------------------
  Power                                          5                   2
--------------------------------------------------------------------------------
  Transportation                                 5                   9
--------------------------------------------------------------------------------
  Water & Sewer                                  3                   9
--------------------------------------------------------------------------------
  Industrial & Pollution Control                 2                   2
--------------------------------------------------------------------------------
  Lease Revenue                                  1                   1
--------------------------------------------------------------------------------
  Other                                          5                   5
--------------------------------------------------------------------------------

                                CREDIT BREAKDOWN*
--------------------------------------------------------------------------------
  CREDIT RATING                            AUGUST 31, 2003     AUGUST 31, 2002
--------------------------------------------------------------------------------
  AAA/Aaa                                       23%                 34%
--------------------------------------------------------------------------------
  A                                             31                  41
--------------------------------------------------------------------------------
  BBB/Baa                                       24                   9
--------------------------------------------------------------------------------
  BB/Ba                                         --                   2
--------------------------------------------------------------------------------
  B                                              2                  --
--------------------------------------------------------------------------------
  Not Rated                                     20                  14
--------------------------------------------------------------------------------

----------
* Using the higher of S&P's, Moody's or Fitch's rating.

TRUST SUMMARIES
AUGUST 31, 2003

------------------------------------------------
 BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST II
------------------------------------------------

                                TRUST INFORMATION
--------------------------------------------------------------------------------
  Symbol on American Stock Exchange:                                  BCL
--------------------------------------------------------------------------------
  Initial Offering Date:                                         July 30, 2002
--------------------------------------------------------------------------------
  Closing Market Price as of 8/31/03:                               $13.01
--------------------------------------------------------------------------------
  Net Asset Value as of 8/31/03:                                    $12.76
--------------------------------------------------------------------------------
  Yield on Closing Market Price as of 8/31/03 ($13.01):(1)            7.49%
--------------------------------------------------------------------------------
  Current Monthly Distribution per Common Share:(2)                  $0.08125
--------------------------------------------------------------------------------
  Current Annualized Distribution per Common Share:(2)               $0.97500
--------------------------------------------------------------------------------
  Leverage as of 8/31/03:(3)                                            41%
--------------------------------------------------------------------------------

(1) Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

(2)  The distribution is not constant and is subject to change.

(3)  As a percentage of managed assets.

The table below summarizes the changes in the Trust's market price and NAV:

                          ------------------------------------------------------
                            8/31/03    8/31/02     CHANGE      HIGH       LOW
--------------------------------------------------------------------------------
  Market Price              $13.01     $15.01     (13.32)%    $15.01    $12.95
--------------------------------------------------------------------------------
  NAV                       $12.76     $14.42     (11.51)%    $14.82    $12.55
--------------------------------------------------------------------------------

The following charts show the asset composition and credit quality allocations of the Trust's long-term investments:

                                SECTOR BREAKDOWN
--------------------------------------------------------------------------------
  SECTOR                                    AUGUST 31, 2003    AUGUST 31, 2002
--------------------------------------------------------------------------------
  City, County & State                           25%                21%
--------------------------------------------------------------------------------
  Education                                      19                 26
--------------------------------------------------------------------------------
  Hospitals                                      13                 12
--------------------------------------------------------------------------------
  Tobacco                                        10                  9
--------------------------------------------------------------------------------
  Transportation                                  9                 10
--------------------------------------------------------------------------------
  Housing                                         9                 --
--------------------------------------------------------------------------------
  Lease Revenue                                   5                  7
--------------------------------------------------------------------------------
  Power                                           5                  5
--------------------------------------------------------------------------------
  Water & Sewer                                   4                 --
--------------------------------------------------------------------------------
  Industrial & Pollution Control                  1                  5
--------------------------------------------------------------------------------
  Tax Revenue                                    --                  5
--------------------------------------------------------------------------------

                                CREDIT BREAKDOWN*
--------------------------------------------------------------------------------
  CREDIT RATING                             AUGUST 31, 2003    AUGUST 31, 2002
--------------------------------------------------------------------------------
  AAA/Aaa                                        47%                77%
--------------------------------------------------------------------------------
  A                                              19                 14
--------------------------------------------------------------------------------
  BBB/Baa                                        13                 --
--------------------------------------------------------------------------------
  BB/Ba                                          --                  2
--------------------------------------------------------------------------------
  B                                               1                 --
--------------------------------------------------------------------------------
  Not Rated                                      20                  7
--------------------------------------------------------------------------------

----------
* Using the higher of S&P's, Moody's or Fitch's rating.

TRUST SUMMARIES
AUGUST 31, 2003

--------------------------------------------------
 BLACKROCK FLORIDA INSURED MUNICIPAL INCOME TRUST
--------------------------------------------------

                                TRUST INFORMATION
--------------------------------------------------------------------------------
  Symbol on New York Stock Exchange:                                 BAF
--------------------------------------------------------------------------------
  Initial Offering Date:                                      October 31, 2002
--------------------------------------------------------------------------------
  Closing Market Price as of 8/31/03:                              $13.20
--------------------------------------------------------------------------------
  Net Asset Value as of 8/31/03:                                   $13.74
--------------------------------------------------------------------------------
  Yield on Closing Market Price as of 8/31/03 ($13.20):(1)           6.82%
--------------------------------------------------------------------------------
  Current Monthly Distribution per Common Share:(2)                 $0.075
--------------------------------------------------------------------------------
  Current Annualized Distribution per Common Share:(2)              $0.900
--------------------------------------------------------------------------------
  Leverage as of 8/31/03:(3)                                           39%
--------------------------------------------------------------------------------

(1) Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

(2)  The distribution is not constant and is subject to change.

(3)  As a percentage of managed assets.

The table below summarizes the changes in the Trust's market price and NAV:

                                        ----------------------------------------
                                           8/31/03         HIGH           LOW
--------------------------------------------------------------------------------
  Market Price                             $13.20         $15.55        $13.09
--------------------------------------------------------------------------------
  NAV                                      $13.74         $15.38        $13.50
--------------------------------------------------------------------------------

The following charts show the asset composition and credit quality allocations of the Trust's long-term investments:

                                SECTOR BREAKDOWN
         -------------------------------------------------------------
           SECTOR                                    AUGUST 31, 2003
         -------------------------------------------------------------
           City, County & State                             25%
         -------------------------------------------------------------
           Tax Revenue                                      22
         -------------------------------------------------------------
           Education                                        16
         -------------------------------------------------------------
           Power                                            13
         -------------------------------------------------------------
           Hospital                                          8
         -------------------------------------------------------------
           Water & Sewer                                     6
         -------------------------------------------------------------
           Transportation                                    5
         -------------------------------------------------------------
           Tobacco                                           4
         -------------------------------------------------------------
           Housing                                           1
         -------------------------------------------------------------

                                CREDIT BREAKDOWN*
         -------------------------------------------------------------
           CREDIT RATING                             AUGUST 31, 2003
         -------------------------------------------------------------
           AAA/Aaa                                          82%
         -------------------------------------------------------------
           AA/Aa                                             4
         -------------------------------------------------------------
           A                                                 4
         -------------------------------------------------------------
           BBB/Baa                                           5
         -------------------------------------------------------------
           Not Rated                                         5
         -------------------------------------------------------------

         ----------
         * Using the higher of S&P's, Moody's or Fitch's rating.

TRUST SUMMARIES
AUGUST 31, 2003

----------------------------------------
 BLACKROCK FLORIDA MUNICIPAL BOND TRUST
----------------------------------------

                                TRUST INFORMATION
--------------------------------------------------------------------------------
  Symbol on New York Stock Exchange:                                  BIE
--------------------------------------------------------------------------------
  Initial Offering Date:                                        April 30, 2002
--------------------------------------------------------------------------------
  Closing Market Price as of 8/31/03:                               $13.55
--------------------------------------------------------------------------------
  Net Asset Value as of 8/31/03:                                    $14.52
--------------------------------------------------------------------------------
  Yield on Closing Market Price as of 8/31/03 ($13.55):(1)            6.89%
--------------------------------------------------------------------------------
  Current Monthly Distribution per Common Share:(2)                  $0.077808
--------------------------------------------------------------------------------
  Current Annualized Distribution per Common Share:(2)               $0.933696
--------------------------------------------------------------------------------
  Leverage as of 8/31/03:(3)                                            38%
--------------------------------------------------------------------------------

(1) Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

(2)  The distribution is not constant and is subject to change.

(3)  As a percentage of managed assets.

The table below summarizes the changes in the Trust's market price and NAV:

                        --------------------------------------------------------
                          8/31/03     8/31/02    CHANGE       HIGH        LOW
--------------------------------------------------------------------------------
  Market Price            $13.55      $14.92     (9.18)%     $15.40     $13.51
--------------------------------------------------------------------------------
  NAV                     $14.52      $14.90     (2.55)%     $15.92     $14.34
--------------------------------------------------------------------------------

The following charts show the asset composition and credit quality allocations of the Trust's long-term investments:

                                SECTOR BREAKDOWN
--------------------------------------------------------------------------------
  SECTOR                                 AUGUST 31, 2003       AUGUST 31, 2002
--------------------------------------------------------------------------------
  Tax Revenue                                 25%                   14%
--------------------------------------------------------------------------------
  Hospitals                                   15                    24
--------------------------------------------------------------------------------
  City, County & State                        15                    10
--------------------------------------------------------------------------------
  Power                                       13                    14
--------------------------------------------------------------------------------
  Tobacco                                      6                    --
--------------------------------------------------------------------------------
  Lease Revenue                                5                     9
--------------------------------------------------------------------------------
  Education                                    5                     5
--------------------------------------------------------------------------------
  Housing                                      5                    --
--------------------------------------------------------------------------------
  Transportation                               3                     4
--------------------------------------------------------------------------------
  Water & Sewer                                2                     7
--------------------------------------------------------------------------------
  Industrial & Pollution Control              --                     5
--------------------------------------------------------------------------------
  Other                                        6                     8
--------------------------------------------------------------------------------

                                CREDIT BREAKDOWN*
--------------------------------------------------------------------------------
  CREDIT RATING                          AUGUST 31, 2003       AUGUST 31, 2002
--------------------------------------------------------------------------------
  AAA/Aaa                                     41%                   60%
--------------------------------------------------------------------------------
  AA/Aa                                       17                     7
--------------------------------------------------------------------------------
  A                                           21                    29
--------------------------------------------------------------------------------
  BBB/Baa                                      7                    --
--------------------------------------------------------------------------------
  Not Rated                                   14                     4
--------------------------------------------------------------------------------

----------
* Using the higher of S&P's, Moody's or Fitch's rating.

TRUST SUMMARIES
AUGUST 31, 2003

-----------------------------------------
 BLACKROCK MARYLAND MUNICIPAL BOND TRUST
-----------------------------------------

                                TRUST INFORMATION
--------------------------------------------------------------------------------
  Symbol on American Stock Exchange:                                  BZM
--------------------------------------------------------------------------------
  Initial Offering Date:                                        April 30, 2002
--------------------------------------------------------------------------------
  Closing Market Price as of 8/31/03:                               $13.90
--------------------------------------------------------------------------------
  Net Asset Value as of 8/31/03:                                    $14.36
--------------------------------------------------------------------------------
  Yield on Closing Market Price as of 8/31/03 ($13.90):(1)            6.16%
--------------------------------------------------------------------------------
  Current Monthly Distribution per Common Share:(2)                  $0.07135
--------------------------------------------------------------------------------
  Current Annualized Distribution per Common Share:(2)               $0.85620
--------------------------------------------------------------------------------
  Leverage as of 8/31/03:(3)                                            38%
--------------------------------------------------------------------------------

(1) Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

(2)  The distribution is not constant and is subject to change.

(3)  As a percentage of managed assets.

The table below summarizes the changes in the Trust's market price and NAV:

                       ---------------------------------------------------------
                         8/31/03     8/31/02     CHANGE       HIGH        LOW
--------------------------------------------------------------------------------
  Market Price           $13.90      $14.95      (7.02)%     $16.10     $13.46
--------------------------------------------------------------------------------
  NAV                    $14.36      $14.76      (2.71)%     $15.78     $14.12
--------------------------------------------------------------------------------

The following charts show the asset composition and credit quality allocations of the Trust's long-term investments:

                                SECTOR BREAKDOWN
--------------------------------------------------------------------------------
  SECTOR                                  AUGUST 31, 2003      AUGUST 31, 2002
--------------------------------------------------------------------------------
  Education                                    26%                  23%
--------------------------------------------------------------------------------
  Hospitals                                    17                   17
--------------------------------------------------------------------------------
  Water & Sewer                                12                   12
--------------------------------------------------------------------------------
  City, County & State                         11                    9
--------------------------------------------------------------------------------
  Transportation                                9                    9
--------------------------------------------------------------------------------
  Lease Revenue                                 8                   16
--------------------------------------------------------------------------------
  Power                                         5                    4
--------------------------------------------------------------------------------
  Housing                                       4                    6
--------------------------------------------------------------------------------
  Tobacco                                       3                   --
--------------------------------------------------------------------------------
  Other                                         5                    4
--------------------------------------------------------------------------------

                                CREDIT BREAKDOWN*
--------------------------------------------------------------------------------
  CREDIT RATING                           AUGUST 31, 2003      AUGUST 31, 2002
--------------------------------------------------------------------------------
  AAA/Aaa                                      34%                  34%
--------------------------------------------------------------------------------
  AA/Aa                                        12                   23
--------------------------------------------------------------------------------
  A                                            36                   35
--------------------------------------------------------------------------------
  BBB/Baa                                      11                    4
--------------------------------------------------------------------------------
  Not Rated                                     7                    4
--------------------------------------------------------------------------------

----------
* Using the higher of S&P's, Moody's or Fitch's rating.

TRUST SUMMARIES
AUGUST 31, 2003

-------------------------------------------
 BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST
-------------------------------------------

                                TRUST INFORMATION
--------------------------------------------------------------------------------
  Symbol on American Stock Exchange:                                  BLJ
--------------------------------------------------------------------------------
  Initial Offering Date:                                        April 30, 2002
--------------------------------------------------------------------------------
  Closing Market Price as of 8/31/03:                               $13.64
--------------------------------------------------------------------------------
  Net Asset Value as of 8/31/03:                                    $13.77
--------------------------------------------------------------------------------
  Yield on Closing Market Price as of 8/31/03 ($13.64):(1)            6.91%
--------------------------------------------------------------------------------
  Current Monthly Distribution per Common Share:(2)                  $0.078582
--------------------------------------------------------------------------------
  Current Annualized Distribution per Common Share:(2)               $0.942984
--------------------------------------------------------------------------------
  Leverage as of 8/31/03:(3)                                              39%
--------------------------------------------------------------------------------

(1) Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

(2)  The distribution is not constant and is subject to change.

(3)  As a percentage of managed assets.

The table below summarizes the changes in the Trust's market price and NAV:

                        --------------------------------------------------------
                          8/31/03     8/31/02     CHANGE      HIGH        LOW
--------------------------------------------------------------------------------
  Market Price            $13.64      $14.65      (6.89)%    $15.06     $13.36
--------------------------------------------------------------------------------
  NAV                     $13.77      $14.58      (5.56)%    $15.25     $13.59
--------------------------------------------------------------------------------

The following charts show the asset composition and credit quality allocations of the Trust's long-term investments:

                                SECTOR BREAKDOWN
--------------------------------------------------------------------------------
  SECTOR                                  AUGUST 31, 2003      AUGUST 31, 2002
--------------------------------------------------------------------------------
  Hospitals                                    24%                  24%
--------------------------------------------------------------------------------
  Transportation                               17                   17
--------------------------------------------------------------------------------
  Housing                                      15                   15
--------------------------------------------------------------------------------
  Tobacco                                      11                    9
--------------------------------------------------------------------------------
  Lease Revenue                                 5                    9
--------------------------------------------------------------------------------
  City, County & State                          5                    5
--------------------------------------------------------------------------------
  Education                                     5                    5
--------------------------------------------------------------------------------
  Power                                         5                    4
--------------------------------------------------------------------------------
  Tax Revenue                                   5                    4
--------------------------------------------------------------------------------
  Industrial & Pollution Control                4                    4
--------------------------------------------------------------------------------
  Other                                         4                    4
--------------------------------------------------------------------------------

                                CREDIT BREAKDOWN*
--------------------------------------------------------------------------------
  CREDIT RATING                           AUGUST 31, 2003      AUGUST 31, 2002
--------------------------------------------------------------------------------
  AAA/Aaa                                      28%                  26%
--------------------------------------------------------------------------------
  AA/Aa                                        --                    4
--------------------------------------------------------------------------------
  A                                            31                   44
--------------------------------------------------------------------------------
  BBB/Baa                                      33                   18
--------------------------------------------------------------------------------
  B                                             4                    4
--------------------------------------------------------------------------------
  Not Rated                                     4                    4
--------------------------------------------------------------------------------

----------
* Using the higher of S&P's, Moody's or Fitch's rating.

TRUST SUMMARIES
AUGUST 31, 2003

---------------------------------------------------
 BLACKROCK NEW YORK INSURED MUNICIPAL INCOME TRUST
---------------------------------------------------

                      TRUST INFORMATION
--------------------------------------------------------------------------------
  Symbol on New York Stock Exchange:                                 BSE
--------------------------------------------------------------------------------
  Initial Offering Date:                                      October 31, 2002
--------------------------------------------------------------------------------
  Closing Market Price as of 8/31/03:                              $13.28
--------------------------------------------------------------------------------
  Net Asset Value as of 8/31/03:                                   $13.45
--------------------------------------------------------------------------------
  Yield on Closing Market Price as of 8/31/03 ($13.28):(1)           6.78%
--------------------------------------------------------------------------------
  Current Monthly Distribution per Common Share:(2)                 $0.075
--------------------------------------------------------------------------------
  Current Annualized Distribution per Common Share:(2)              $0.900
--------------------------------------------------------------------------------
  Leverage as of 8/31/03:(3)                                           39%
--------------------------------------------------------------------------------

(1) Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

(2)  The distribution is not constant and is subject to change.

(3)  As a percentage of managed assets.

The  table below summarizes the changes in the Trust's market price and NAV:

                                ------------------------------------------------
                                  8/31/03              HIGH               LOW
--------------------------------------------------------------------------------
  Market Price                    $13.28              $15.15            $13.15
--------------------------------------------------------------------------------
  NAV                             $13.45              $15.17            $13.23
--------------------------------------------------------------------------------

The following charts show the asset composition and credit quality allocations of the Trust's long-term investments:

                                SECTOR BREAKDOWN
         -------------------------------------------------------------
           SECTOR                                    AUGUST 31, 2003
         -------------------------------------------------------------
           Transportation                                   33%
         -------------------------------------------------------------
           Education                                        29
         -------------------------------------------------------------
           Hospital                                         14
         -------------------------------------------------------------
           Tobacco                                          10
         -------------------------------------------------------------
           Tax Revenue                                       7
         -------------------------------------------------------------
           Lease Revenue                                     4
         -------------------------------------------------------------
           Water & Sewer                                     3
         -------------------------------------------------------------

                                CREDIT BREAKDOWN*
         -------------------------------------------------------------
           CREDIT RATING                             AUGUST 31, 2003
         -------------------------------------------------------------
           AAA/Aaa                                          82%
         -------------------------------------------------------------
           AA/Aa                                             2
         -------------------------------------------------------------
           A                                                 9
         -------------------------------------------------------------
           BBB/Baa                                           7
         -------------------------------------------------------------

----------
* Using the higher of S&P's, Moody's or Fitch's rating.

TRUST SUMMARIES
AUGUST 31, 2003

-----------------------------------------
 BLACKROCK NEW YORK MUNICIPAL BOND TRUST
-----------------------------------------

                                TRUST INFORMATION
--------------------------------------------------------------------------------
  Symbol on New York Stock Exchange:                                  BQH
--------------------------------------------------------------------------------
  Initial Offering Date:                                        April 30, 2002
--------------------------------------------------------------------------------
  Closing Market Price as of 8/31/03:                               $13.35
--------------------------------------------------------------------------------
  Net Asset Value as of 8/31/03:                                    $14.15
--------------------------------------------------------------------------------
  Yield on Closing Market Price as of 8/31/03 ($13.35):(1)            6.93%
--------------------------------------------------------------------------------
  Current Monthly Distribution per Common Share:(2)                  $0.077099
--------------------------------------------------------------------------------
  Current Annualized Distribution per Common Share:(2)               $0.925188
--------------------------------------------------------------------------------
  Leverage as of 8/31/03:(2)                                              39%
--------------------------------------------------------------------------------

(1) Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

(2)  The distribution is not constant and is subject to change.

(3)  As a percentage of managed assets.

The table below summarizes the changes in the Trust's market price and NAV:

                           -----------------------------------------------------
                             8/31/03    8/31/02    CHANGE      HIGH       LOW
--------------------------------------------------------------------------------
  Market Price               $13.35     $14.50     (7.93)%    $15.00    $13.02
--------------------------------------------------------------------------------
  NAV                        $14.15     $14.83     (4.59)%    $15.53    $14.03
--------------------------------------------------------------------------------

The following charts show the asset composition and credit quality allocations of the Trust's long-term investments:

                                SECTOR BREAKDOWN
--------------------------------------------------------------------------------
  SECTOR                                  AUGUST 31, 2003      AUGUST 31, 2002
--------------------------------------------------------------------------------
  Transportation                               14%                  18%
--------------------------------------------------------------------------------
  Education                                    12                   12
--------------------------------------------------------------------------------
  Tobacco                                      11                   13
--------------------------------------------------------------------------------
  Hospitals                                    11                    7
--------------------------------------------------------------------------------
  City, County & State                         10                   10
--------------------------------------------------------------------------------
  Housing                                       9                   13
--------------------------------------------------------------------------------
  Water & Sewer                                 9                    8
--------------------------------------------------------------------------------
  Tax Revenue                                   8                    8
--------------------------------------------------------------------------------
  Lease Revenue                                 5                    4
--------------------------------------------------------------------------------
  Industrial & Pollution Control                4                   --
--------------------------------------------------------------------------------
  Power                                         3                    3
--------------------------------------------------------------------------------
  Other                                         4                    4
--------------------------------------------------------------------------------

                                CREDIT BREAKDOWN*
--------------------------------------------------------------------------------
  CREDIT RATING                           AUGUST 31, 2003      AUGUST 31, 2002
--------------------------------------------------------------------------------
  AAA/Aaa                                      21%                  21%
--------------------------------------------------------------------------------
  AA/Aa                                        26                   30
--------------------------------------------------------------------------------
  A                                            38                   41
--------------------------------------------------------------------------------
  BBB/Baa                                       7                    4
--------------------------------------------------------------------------------
  CCC/Caa                                       4                   --
--------------------------------------------------------------------------------
  Not Rated                                     4                    4
--------------------------------------------------------------------------------

----------
* Using the higher of S&P's, Moody's or Fitch's rating.

TRUST SUMMARIES
AUGUST 31, 2003

----------------------------------------------
 BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II
----------------------------------------------

                                TRUST INFORMATION
--------------------------------------------------------------------------------
  Symbol on American Stock Exchange:                                  BFY
--------------------------------------------------------------------------------
  Initial Offering Date:                                         July 30, 2002
--------------------------------------------------------------------------------
  Closing Market Price as of 8/31/03:                               $13.12
--------------------------------------------------------------------------------
  Net Asset Value as of 8/31/03:                                    $13.36
--------------------------------------------------------------------------------
  Yield on Closing Market Price as of 8/31/03 ($13.12):(1)            7.20%
--------------------------------------------------------------------------------
  Current Monthly Distribution per Common Share:(2)                  $0.07875
--------------------------------------------------------------------------------
  Current Annualized Distribution per Common Share:(2)               $0.94500
--------------------------------------------------------------------------------
  Leverage as of 8/31/03:(3)                                              40%
--------------------------------------------------------------------------------

(1) Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

(2)  The distribution is not constant and is subject to change.

(3)  As a percentage of managed assets.

The table below summarizes the changes in the Trust's market price and NAV:

                         -------------------------------------------------------
                           8/31/03    8/31/02     CHANGE      HIGH        LOW
--------------------------------------------------------------------------------
  Market Price             $13.12     $15.10    (13.11)%     $15.10     $12.95
--------------------------------------------------------------------------------
  NAV                      $13.36     $14.47     (7.67)%     $14.96     $13.17
--------------------------------------------------------------------------------

The following charts show the asset composition and credit quality allocations of the Trust's long-term investments:

                                SECTOR BREAKDOWN
--------------------------------------------------------------------------------
  SECTOR                                  AUGUST 31, 2003      AUGUST 31, 2002
--------------------------------------------------------------------------------
  Education                                    23%                  16%
--------------------------------------------------------------------------------
  Transportation                               21                   38
--------------------------------------------------------------------------------
  Tobacco                                      10                   12
--------------------------------------------------------------------------------
  Tax Revenue                                   9                    7
--------------------------------------------------------------------------------
  Industrial & Pollution Control                9                   --
--------------------------------------------------------------------------------
  Hospitals                                     9                    3
--------------------------------------------------------------------------------
  City, County & State                          8                    6
--------------------------------------------------------------------------------
  Water & Sewer                                 5                   12
--------------------------------------------------------------------------------
  Housing                                       5                    3
--------------------------------------------------------------------------------
  Power                                         1                    3
--------------------------------------------------------------------------------

                                CREDIT BREAKDOWN*
--------------------------------------------------------------------------------
  CREDIT RATING                           AUGUST 31, 2003      AUGUST 31, 2002
--------------------------------------------------------------------------------
  AAA/Aaa                                      21%                  33%
--------------------------------------------------------------------------------
  AA/Aa                                        45                   55
--------------------------------------------------------------------------------
  A                                            27                    6
--------------------------------------------------------------------------------
  BBB/Baa                                       4                   --
--------------------------------------------------------------------------------
  CCC/Caa                                       3                    6
--------------------------------------------------------------------------------

----------
* Using the higher of S&P's, Moody's or Fitch's rating.

TRUST SUMMARIES
AUGUST 31, 2003

-----------------------------------------
 BLACKROCK VIRGINIA MUNICIPAL BOND TRUST
-----------------------------------------

                                TRUST INFORMATION
--------------------------------------------------------------------------------
  Symbol on American Stock Exchange:                                  BHV
--------------------------------------------------------------------------------
  Initial Offering Date:                                        April 30, 2002
--------------------------------------------------------------------------------
  Closing Market Price as of 8/31/03:                               $14.40
--------------------------------------------------------------------------------
  Net Asset Value as of 8/31/03:                                    $14.46
--------------------------------------------------------------------------------
  Yield on Closing Market Price as of 8/31/03 ($14.40):(1)            6.04%
--------------------------------------------------------------------------------
  Current Monthly Distribution per Common Share:(2)                  $0.072428
--------------------------------------------------------------------------------
  Current Annualized Distribution per Common Share:(2)               $0.869136
--------------------------------------------------------------------------------
  Leverage as of 8/31/03:(3)                                            38%
--------------------------------------------------------------------------------

(1) Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

(2)  The distribution is not constant and is subject to change.

(3)  As a percentage of managed assets.

The table below summarizes the changes in the Trust's market price and NAV:

                          ------------------------------------------------------
                            8/31/03    8/31/02    CHANGE      HIGH        LOW
--------------------------------------------------------------------------------
  Market Price              $14.40     $15.20     (5.26)%    $16.01     $14.20
--------------------------------------------------------------------------------
  NAV                       $14.46     $14.90     (2.95)%    $16.17     $14.25
--------------------------------------------------------------------------------

The following charts show the asset composition and credit quality allocations of the Trust's long-term investments:

                                SECTOR BREAKDOWN
--------------------------------------------------------------------------------
  SECTOR                                  AUGUST 31, 2003      AUGUST 31, 2002
--------------------------------------------------------------------------------
  Water & Sewer                                19%                  19%
--------------------------------------------------------------------------------
  Hospitals                                    19                   13
--------------------------------------------------------------------------------
  City, County & State                         17                   19
--------------------------------------------------------------------------------
  Transportation                               16                   20
--------------------------------------------------------------------------------
  Housing                                      13                   11
--------------------------------------------------------------------------------
  Education                                     5                    4
--------------------------------------------------------------------------------
  Lease Revenue                                 4                   10
--------------------------------------------------------------------------------
  Tobacco                                       3                   --
--------------------------------------------------------------------------------
  Other                                         4                    4
--------------------------------------------------------------------------------

                                CREDIT BREAKDOWN*
--------------------------------------------------------------------------------
  CREDIT RATING                           AUGUST 31, 2003      AUGUST 31, 2002
--------------------------------------------------------------------------------
  AAA/Aaa                                      47%                  47%
--------------------------------------------------------------------------------
  AA/Aa                                        16                   24
--------------------------------------------------------------------------------
  A                                            21                   22
--------------------------------------------------------------------------------
  BBB/Baa                                       3                   --
--------------------------------------------------------------------------------
  Not Rated                                    13                    7
--------------------------------------------------------------------------------

----------
* Using the higher of S&P's, Moody's or Fitch's rating.

PORTFOLIO OF INVESTMENTS
AUGUST 31, 2003

------------------------------------------
 BLACKROCK INSURED MUNICIPAL INCOME TRUST
------------------------------------------

              PRINCIPAL                                                                                  OPTION CALL
 RATING(1)     AMOUNT                                                                                    PROVISIONS(2)
(UNAUDITED)     (000)                                    DESCRIPTION                                     (UNAUDITED)      VALUE
====================================================================================================================================
                        LONG-TERM INVESTMENTS--157.1%
                        ALABAMA--12.2%
    AAA      $40,000(3) Jefferson Cnty. Swr., Ser. D, 5.00%, 8/01/12, FGIC ...........................       N/A      $ 43,429,242
                        CALIFORNIA--26.1%
    AAA       24,530    California, GO, 5.00%, 2/01/31, MBIA .........................................   02/13 @ 100    23,890,748
    A-        14,000    California Dept. of Wtr. Res., Pwr. Sply. Rev., Ser. A, 5.375%, 5/01/22 ......   05/12 @ 101    14,102,200
    AAA       10,000    California Infrastructure & Econ. Dev., Bay Area Toll Brdgs., Ser. A, 5.00%,
                          7/01/36, AMBAC .............................................................   07/13 @ 100     9,770,500
                        Los Angeles Dept. of Wtr. & Pwr.,
    AAA        5,000      Pwr. Sys. Rev., Ser. A-2, 5.00%, 7/01/27, MBIA .............................   07/13 @ 100     4,938,500
    AAA        6,810      Wtr. Wks. Rev., Ser. A, 5.125%, 7/01/40, FGIC ..............................   07/12 @ 100     6,761,853
    AAA       12,850      Wtr. Wks. Rev., Ser. A, 5.125%, 7/01/41, MBIA ..............................   07/11 @ 100    12,758,508
                        San Joaquin Hills Transp. Corridor Agcy., Toll Road Rev., Ser. A, MBIA,
    AAA       53,000      Zero Coupon, 1/15/31 .......................................................  No Opt. Call    11,116,220
    AAA       48,690      Zero Coupon, 1/15/32 .......................................................  No Opt. Call     9,645,976
                                                                                                                      ------------
                                                                                                                        92,984,505
                                                                                                                      ------------
                        GEORGIA--7.7%
                        Atlanta Wtr. & Wstwtr., Ser. A,
    AAA        9,555      5.00%, 11/01/38, FGIC ......................................................   05/09 @ 101     9,371,640
    AAA        8,145      5.00%, 11/01/39, MBIA ......................................................   05/12 @ 100     7,987,231
   Baa1       10,000    De Kalb Cnty. Dev. Auth., PCR, General Mtrs. Corp. Proj., 6.00%, 3/15/21 .....   12/12 @ 101    10,096,000
                                                                                                                      ------------
                                                                                                                        27,454,871
                                                                                                                      ------------
                        ILLINOIS--12.5%
    AAA        7,300    Chicago, GO, Neighborhoods Alive 21 Prog., Ser. A, 5.00%, 1/01/41, FGIC ......   01/11 @ 100     7,039,244
    AAA       11,550    Chicago Spec. Transp., 5.25%, 1/01/31, AMBAC .................................   01/11 @ 101    11,588,808
    AAA        9,150    Chicago Wtr., 5.00%, 11/01/31, AMBAC .........................................   11/11 @ 100     8,895,264
                        Met. Pier & Exposition Auth., Dedicated St. Tax Rev.,
                          McCormick Place Expansion Proj., MBIA,
    AAA       10,000      Ser. A, Zero Coupon, 12/15/25 ..............................................  No Opt. Call     2,797,100
    AAA       30,000      Ser. A, Zero Coupon, 12/15/29 ..............................................  No Opt. Call     6,588,000
    AAA       25,000      Ser. A, Zero Coupon, 6/15/35 ...............................................  No Opt. Call     3,920,000
    AAA       15,000      Ser. B, Zero Coupon, 6/15/28 ...............................................  No Opt. Call     3,601,050
                                                                                                                      ------------
                                                                                                                        44,429,466
                                                                                                                      ------------
                        INDIANA--2.6%
    AAA        9,400    New Albany-Floyd Cnty. Sch. Bldg. Corp., 5.125%, 1/15/27, FGIC ...............   07/12 @ 100     9,397,556
                                                                                                                      ------------
                        MASSACHUSETTS--11.7%
                        Massachusetts Tpke. Auth., Met. Hwy. Sys. Rev., Ser. A,
    AAA       16,735      5.00%, 1/01/37, MBIA .......................................................   01/07 @ 102    16,367,165
    AAA       26,000      5.00%, 1/01/39, AMBAC ......................................................   01/09 @ 101    25,416,820
                                                                                                                      ------------
                                                                                                                        41,783,985
                                                                                                                      ------------
                        MICHIGAN--1.4%
    AAA        5,000    Detroit City Sch. Dist., GO, Ser. A, 5.125%, 5/01/31, FSA ....................   05/12 @ 100     5,002,050
                                                                                                                      ------------
                        NEVADA--7.7%
    AAA        6,000    Reno Transp. Proj., 5.125%, 6/01/32, AMBAC ...................................   06/12 @ 100     5,969,640
                        Truckee Meadows Wtr. Auth., Ser. A, FSA,
    AAA       10,000      5.00%, 7/01/25 .............................................................   07/11 @ 100     9,947,300
    AAA        6,500      5.125%, 7/01/30 ............................................................   07/11 @ 100     6,497,595
    AAA        5,000      5.25%, 7/01/34 .............................................................   07/11 @ 100     5,025,250
                                                                                                                      ------------
                                                                                                                        27,439,785
                                                                                                                      ------------
                        NEW JERSEY--1.7%
    BBB        8,000    Tobacco Settlement Fin. Corp., 6.125%, 6/01/42 ...............................   06/12 @ 100     5,982,160
                                                                                                                      ------------


                                            See Notes to Financial Statements.

              PRINCIPAL                                                                                 OPTION CALL
 RATING(1)     AMOUNT                                                                                   PROVISIONS(2)
(UNAUDITED)     (000)                                    DESCRIPTION                                     (UNAUDITED)       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                        NEW YORK--5.8%
    AAA      $10,000    Met. Transp. Auth., Dedicated Tax Fund, Ser. A, 5.00%, 11/15/30, MBIA .......    11/12 @ 100   $ 9,884,100
    AAA       11,000    Triborough Brdg. & Tunl. Auth., Ser. E, 5.00%, 11/15/32, MBIA ...............    11/12 @ 100    10,852,270
                                                                                                                      ------------
                                                                                                                        20,736,370
                                                                                                                      ------------
                        OHIO--0.8%
    BBB        2,500    Cuyahoga Cnty. Hosp. Facs., Canton Inc. Proj., 7.50%, 1/01/30 ...............    07/10 @ 101     2,719,100
                                                                                                                      ------------
                        PENNSYLVANIA--7.4%
   BBB+        5,000    Lebanon Cnty. Hlth. Facs. Auth., Good Samaritan Hosp. Proj.,
                          6.00%, 11/15/35 ...........................................................    11/12 @ 101     4,889,200
                        Philadelphia Gas Wks., FSA,
    AAA        5,200      Ser. 3, 5.125%, 8/01/31 ...................................................    08/11 @ 100     5,181,748
    AAA       16,625      Ser. 4, 5.00%, 8/01/32 ....................................................    08/13 @ 100    16,255,094
                                                                                                                      ------------
                                                                                                                        26,326,042
                                                                                                                      ------------
                        RHODE ISLAND--4.6%
    BBB       21,495    Tobacco Settlement Fin. Corp., Ser. A, 6.25%, 6/01/42 .......................    06/12 @ 100    16,481,076
                                                                                                                      ------------
                        SOUTH CAROLINA--14.5%
    AAA        5,000    So. Carolina Pub. Svc. Auth., Ser. B, 5.50%, 1/01/36, FSA ...................    01/12 @ 100     5,179,150
                        So. Carolina Transp. Infrastructure Bank, AMBAC,
    AAA        9,000      Ser. A, 5.00%, 10/01/29 ...................................................    10/11 @ 100     8,994,330
    AAA       12,750      Ser. A, 5.00%, 10/01/33 ...................................................    10/12 @ 100    12,538,477
    AAA       12,660      Ser. B, 5.125%, 10/01/26 ..................................................    10/11 @ 100    12,848,634
    A-        15,000    Tobacco Settlement Rev. Mgmt. Auth., Ser. B, 6.375%, 5/15/28 ................    05/11 @ 101    12,032,850
                                                                                                                      ------------
                                                                                                                        51,593,441
                                                                                                                      ------------
                        SOUTH DAKOTA--0.9%
    A-         4,165    Edl. Enhancement Fdg. Corp., Tobacco Settlement, Ser. B, 6.50%, 6/01/32 .....    06/12 @ 101     3,362,155
                                                                                                                      ------------
                        TENNESSEE--3.7%
                        Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd., Hosp. Facs. Rev., Ser. A, FSA,
    AAA       11,705      Zero Coupon, 1/01/22 ...................................................... 001/13 @ 59.5606   4,083,757
    AAA        9,260      Zero Coupon, 1/01/23 ...................................................... 001/13 @ 56.0106   3,026,446
    AAA        8,500      Zero Coupon, 1/01/24 ...................................................... 001/13 @ 52.7409   2,603,550
    AAA        6,850      Zero Coupon, 1/01/25 ...................................................... 001/13 @ 49.7102   1,976,842
    AAA        5,000      Zero Coupon, 1/01/26 ...................................................... 001/13 @ 46.7801   1,355,050
                                                                                                                      ------------
                                                                                                                        13,045,645
                                                                                                                      ------------
                        TEXAS--20.8%
    BBB        3,700    Comal Cnty. Hlth. Facs., Hlth. Care Sys., McKenna Mem. Proj., Ser. A,
                          6.25%, 2/01/32 ............................................................   02/13 @ 100      3,627,739
                        Harris Cnty.,
    AAA        7,485      GO, Zero Coupon, 8/15/25, MBIA ............................................   No Opt. Call     2,133,899
    AAA       10,915      GO, Zero Coupon, 8/15/28, MBIA ............................................   No Opt. Call     2,588,929
    AAA        5,510      Toll Road Rev., 5.00%, 8/15/30, FSA .......................................    08/12 @ 100     5,391,094
                        Harris Cnty. Sports Auth., Ser. H, MBIA,
    AAA        5,785      Zero Coupon, 11/15/38 .....................................................   11/31 @ 64.9 1     731,571
    AAA        6,160      Zero Coupon, 11/15/39 ..................................................... 111/31 @ 60.9716     731,315
    AAA       25,000    Houston Wtr. & Swr. Sys., Ser. A, 5.00%, 12/01/30, FSA ......................    12/12 @ 100    24,456,750
    AAA       10,350    Texas St. Tpke. Auth., Dallas No. Thruway, George Bush Tpke., 5.25%,
                          1/01/23, FGIC .............................................................    01/06 @ 102    10,451,844
    AAA       22,000    Texas Tpke. Auth., Central Sys. Rev., Ser. A, 5.00%, 8/15/42, AMBAC .........    08/12 @ 100    21,240,340
   BBB+        3,000    Tyler Cnty. Hlth. Facs. Dev., Mother Frances Hosp., 6.00%, 7/01/31 ..........    07/12 @ 100     2,916,990
                                                                                                                      ------------
                                                                                                                        74,270,471
                                                                                                                      ------------
                        VIRGINIA--2.0%
                        Chesterfield Cnty. Indl. Dev. Auth., PCR, Elec. & Pwr. Co.,
    A3         3,000      Ser. A, 5.875%, 6/01/17 ...................................................    11/10 @ 102     3,151,920
    A3         4,000      Ser. B, 5.875%, 6/01/17 ...................................................    11/10 @ 102     4,180,440
                                                                                                                      ------------
                                                                                                                         7,332,360
                                                                                                                      ------------
                        WASHINGTON--11.4%
    AAA        3,655    Chelan Cnty. Pub. Util. Dist. 1, Chelan Hydro Sys., Ser. C, 5.125%,
                          7/01/33, AMBAC ............................................................    07/12 @ 100     3,636,323
    AAA        6,450    King Cnty. Swr., 5.00%, 1/01/31, FGIC .......................................    01/12 @ 100     6,300,425
    AAA        9,500    Seattle, GO, Ser. F, 5.125%, 12/15/28, MBIA .................................    12/08 @ 100     9,489,550
    BBB        7,545    Tobacco Settlement Auth., 6.625%, 6/01/32 ...................................    06/13 @ 100     6,229,001
                        Washington, GO, FSA,
    AAA        6,380      Ser. A, 5.00%, 7/01/25 ....................................................    07/11 @ 100     6,313,010
    AAA        9,000      Ser. B, 5.00%, 1/01/27 ....................................................    01/12 @ 100     8,818,020
                                                                                                                      ------------
                                                                                                                        40,786,329
                                                                                                                      ------------

                                            See Notes to Financial Statements.

              PRINCIPAL                                                                                  OPTION CALL
 RATING(1)     AMOUNT                                                                                    PROVISIONS(2)
(UNAUDITED)     (000)                                    DESCRIPTION                                     (UNAUDITED)       VALUE
====================================================================================================================================
                        WISCONSIN--1.6%
    BBB      $ 7,000    Badger Tobacco Asset Sec. Corp., 6.375%, 6/01/32 ..............................  06/12 @ 100  $   5,554,990
                                                                                                                      -------------
                        TOTAL LONG-TERM INVESTMENTS (COST $571,881,096)                                                 560,111,599
                                                                                                                      -------------
                        FLORIDA--0.2%
    F1+          690    Orange Cnty. Sch. Brd., COP, Ser. B-1, Zero Coupon, 9/02/03, AMBAC, FRDD(4) ...      N/A            690,000
                                                                                                                      -------------
                        NEW YORK--0.2%
    A1+          700    New York City Mun. Wtr. Fin. Auth., Ser. G, Zero Coupon, 9/02/03,
                          FGIC, FRDD(4) ...............................................................      N/A            700,000
                                                                                                                      -------------
               ------
               SHARES
                (000)
               ------
                        MONEY MARKET FUND--0.1%
    NR           250    AIM Tax Free Investment Co. Cash Reserve Portfolio ............................      N/A            250,000
                                                                                                                      -------------
                        TOTAL SHORT-TERM INVESTMENTS (COST $1,640,000) ................................                   1,640,000
                                                                                                                      -------------
                        TOTAL INVESTMENTS--157.6% (COST $573,521,096) .................................               $ 561,751,599
                        Other assets in excess of liabilities--6.6% ...................................                  23,687,088
                        Preferred shares at redemption value, including dividends payable--(64.2)% ....                (229,001,028)
                                                                                                                      -------------
                        NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS--100% ............................               $ 356,437,659
                                                                                                                      =============

----------
(1)  Using the higher of S&P's, Moody's or Fitch's rating.

(2) Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.

(3) This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

(4) For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.

     Securities that are covered by insurance, which ensures the timely payment of principal and interest, represent approximately 82.7% of the Trust's total investments.

--------------------------------------------------------------------------------

                              KEY TO ABBREVIATIONS

         AMBAC  -- American Municipal Bond Assurance Corporation
         COP    -- Certificate of Participation
         FGIC   -- Financial Guaranty Insurance Company
         FRDD   -- Floating Rate Daily Demand
         FSA    -- Financial Security Assurance
         GO     -- General Obligation
         MBIA   -- Municipal Bond Insurance Association
         PCR    -- Pollution Control Revenue

--------------------------------------------------------------------------------


                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
AUGUST 31, 2003
--------------------------------
 BLACKROCK MUNICIPAL BOND TRUST
--------------------------------

              PRINCIPAL                                                                                  OPTION CALL
 RATING(1)     AMOUNT                                                                                    PROVISIONS(2)
(UNAUDITED)     (000)                                    DESCRIPTION                                     (UNAUDITED)       VALUE
====================================================================================================================================
                        LONG-TERM INVESTMENTS--158.2%
                        ALABAMA--11.9%
    BBB      $ 9,250    Courtland Ind. Dev. Brd., PCR, Champion Intl. Corp. Proj., Ser. A,
                          6.50%, 9/01/25 .............................................................   09/05 @ 102   $  9,520,747
    A2         7,500    Huntsville Hlth. Care Auth., Ser. A, 5.75%, 6/01/31 ..........................   06/11 @ 101      7,511,175
                                                                                                                       ------------
                                                                                                                         17,031,922
                                                                                                                       ------------
                        ALASKA--7.2%
    AA+       10,000    Valdez Marine Term., BP Pipelines Inc. Proj., Ser. A, 5.85%, 8/01/25 .........   09/03 @ 102     10,247,000
                                                                                                                       ------------
                        CALIFORNIA--8.3%
    AAA        4,000    California Infrastructure & Econ. Dev., Bay Area Toll Brdgs., Ser. A,
                          5.00%, 7/01/36, AMBAC ......................................................   07/13 @ 100      3,908,200
    B-         8,000    Los Angeles Regl. Arpt. Impvt., Corp. Lease Rev., Amer. Airlines Inc.,
                          Ser. B, 7.50%, 12/01/24 ....................................................   12/12 @ 102      6,497,680
    NR         1,585    Val Verde Unified School Dist. Fin. Auth., Spec. Tax Rev., 6.25%, 10/01/28 ...   10/13 @ 102      1,508,048
                                                                                                                       ------------
                                                                                                                         11,913,928
                                                                                                                       ------------
                        CONNECTICUT--7.3%
                        Connecticut Dev. Auth., Connecticut Lt. & Pwr., PCR,
    A3         6,500      Ser. A, 5.85%, 9/01/28 .....................................................   10/08 @ 102      6,758,115
    A3         3,500      Ser. B, 5.95%, 9/01/28 .....................................................   10/08 @ 102      3,632,125
                                                                                                                       ------------
                                                                                                                         10,390,240
                                                                                                                       ------------
                        DELAWARE--7.5%
    NR        10,500(3) Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/14 ...................  No Opt. Call     10,700,025
                                                                                                                       ------------
                        DISTRICT OF COLUMBIA--10.4%
                        Dist. of Columbia,
    AAA       33,450      Georgetown Univ., Ser. A, Zero Coupon, 4/01/38, MBIA ....................... 04/11 @ 20.243     4,147,466
    BBB        5,580      Tobacco Settlement Fin. Corp., 6.75%, 5/15/40 ..............................   05/11 @ 101      4,609,805
    AAA        6,000    Tax Incr., Gallary Place Proj., 5.40%, 7/01/31, FSA ..........................   07/12 @ 100      6,097,320
                                                                                                                       ------------
                                                                                                                         14,854,591
                                                                                                                       ------------
                        FLORIDA--16.5%
   BBB-        6,200    Martin Cnty. Indl. Dev. Auth., Indiantown Cogeneration Proj., Ser. A,
                          7.875%, 12/15/25 ...........................................................   12/04 @ 102      6,411,792
     A        10,000    Orange Cnty. Hlth. Facs. Auth., Hosp. Adventist Hlth. Sys., 5.625%, 11/15/32 .   11/12 @ 101      9,882,000
    AAA        7,255    Palm Beach Cnty. Hsg. Fin. Auth., Mult. Fam. Rev., Indian Trace Apts.,
                          Ser. A, 5.625%, 1/01/44, FSA ...............................................   01/12 @ 100      7,304,697
                                                                                                                       ------------
                                                                                                                         23,598,489
                                                                                                                       ------------
                        GEORGIA--0.9%
    AAA        1,265    Atlanta Wtr. & Wstwtr., Ser. A, 5.00%, 11/01/39, MBIA ........................   05/12 @ 100      1,240,497
                                                                                                                       ------------
                        ILLINOIS--20.8%
    AAA       23,065    Bolingbrook, GO, Ser. B, Zero Coupon, 1/01/36, FGIC .......................... 01/12 @ 23.018     3,200,730
    AAA        9,880    Chicago, GO, Ser. A, 5.50%, 1/01/38, MBIA ....................................   01/11 @ 101     10,172,843
    BBB        6,000    Illinois Edl. Facs. Auth., Student Hsg. Rev., Edl. Advancement Fund
                          Univ. Ctr. Proj., 6.25%, 5/01/34 ...........................................   05/07 @ 100      6,003,240
     A         6,000    Illinois Hlth. Facs. Auth., Lake Forest Hosp., Ser. A, 5.75%, 7/01/29 ........   07/12 @ 100      5,976,420
                        Met. Pier & Exposition Auth., Dedicated St. Tax Rev., McCormick Place
                          Expansion Proj., Ser. A, MBIA,
    AAA       10,000        Zero Coupon, 6/15/35 .....................................................  No Opt. Call      1,568,000
    AAA       10,000        Zero Coupon, 12/15/36 ....................................................  No Opt. Call      1,431,500
    AAA       10,000        Zero Coupon, 12/15/37 ....................................................  No Opt. Call      1,345,400
                                                                                                                       ------------
                                                                                                                         29,698,133
                                                                                                                       ------------
                        INDIANA--1.4%
    NR         2,020    Mult. Fam. Hsg., Canterbury House Apts., Ser. 1, 5.90%, 12/01/34 .............   12/11 @ 100      1,967,844
                                                                                                                       ------------
                        KANSAS--3.6%
    A-         5,000    Wichita Arpt. Auth., Arpt. Facs. Rev., Cessna Citation Svc. Ctr.,
                          Ser. A, 6.25%, 6/15/32 .....................................................   06/12 @ 101      5,126,800
                                                                                                                       ------------
                        LOUISIANA--0.8%
   Baa1        1,165    Louisiana Local Gov. Env., Oakleigh Apts. Proj., Ser. A, 6.375%, 6/01/38 .....   06/13 @ 102      1,125,460
                                                                                                                       ------------
                        MARYLAND--0.8%
    NR         1,250    Baltimore, Spec. Oblig. Rev., Harborview Lot No. 2, 6.50%, 7/01/31 ...........   07/13 @ 101      1,218,450
                                                                                                                       ------------
                        MASSACHUSETTS--5.1%
    AAA        7,500    Massachusetts Tpke. Auth., Met. Hwy. Sys. Rev., Ser. A, 5.00%, 1/01/37, MBIA .   01/07 @ 102      7,335,150
                                                                                                                       ------------


                                            See Notes to Financial Statements.

              PRINCIPAL                                                                                  OPTION CALL
 RATING(1)     AMOUNT                                                                                    PROVISIONS(2)
(UNAUDITED)     (000)                                    DESCRIPTION                                     (UNAUDITED)       VALUE
====================================================================================================================================
                        MICHIGAN--3.2%
    BBB      $ 4,500    Delta Cnty. Econ. Dev. Corp., Env. Impvt. Rev., Mead Westvaco Escanaba,
                          Ser. A, 6.25%, 4/15/27 .....................................................   04/12 @ 100   $  4,527,090
                                                                                                                       ------------
                        NEVADA--0.9%
    NR         1,400    Las Vegas Spec. Impvt. Dist. No. 809, Summerlin Area, 5.65%, 6/01/23 .........   12/03 @ 103      1,275,204
                                                                                                                       ------------
                        NEW JERSEY--14.2%
                        New Jersey Econ. Dev. Auth.,
     B         3,000      Continental Airlines Inc. Proj., 7.20%, 11/15/30 ...........................   11/10 @ 101      2,543,970
   Baa3        7,500      Kapkowski Road Landfill Proj., 6.50%, 4/01/28 ..............................  No Opt. Call      8,290,200
    BBB       11,155    Tobacco Settlement Fin. Corp., 7.00%, 6/01/41 ................................   06/13 @ 100      9,528,936
                                                                                                                       ------------
                                                                                                                         20,363,106
                                                                                                                       ------------
                        OREGON--0.7%
    NR         1,000    Mult. Fam. Hsg., Pacific Tower Apts., Ser. 6, 6.05%, 11/01/34 ................   06/12 @ 100        964,640
                                                                                                                       ------------
                        RHODE ISLAND--3.7%
    BBB        7,000    Tobacco Settlement Fin. Corp., Ser. A, 6.25%, 6/01/42 ........................   06/12 @ 100      5,367,180
                                                                                                                       ------------
                        SOUTH CAROLINA--4.2%
                        So. Carolina Jobs Econ. Dev. Auth., Hosp. Facs. Rev.,
    A-         5,000      Bon Secours Hlth. Sys. Inc., Ser. A, 5.625%, 11/15/30 ......................   11/12 @ 100      4,962,500
    BBB        1,000      Palmetto Hlth. Alliance, Ser. C, 7.00%, 8/01/30 ............................   08/13 @ 100      1,043,930
                                                                                                                       ------------
                                                                                                                          6,006,430
                                                                                                                       ------------
                        TEXAS--20.9%
    AAA       11,690    Harris Cnty. Houston Sports Auth., Ser. G, Zero Coupon, 11/15/41, MBIA ....... 11/31 @ 53.779     1,222,189
    NR         2,840    Mult. Fam. Hsg., Copperwood Ranch Apts., Ser. 9, 5.95%, 11/01/35 .............   06/12 @ 100      2,761,815
    BBB       10,000    Red River Auth., PCR, Celanese Proj., Ser. B, 6.70%, 11/01/30 ................   05/12 @ 101     10,384,800
    AAA       60,000    Texas Tpke. Auth., Central Sys. Rev., Zero Coupon, 8/15/35, AMBAC ............ 08/12 @ 25.665     8,855,400
   BBB+        6,840    Tyler Cnty. Hlth. Facs. Dev., Mother Frances Hosp., 6.00%, 7/01/31 ...........   07/12 @ 100      6,650,737
                                                                                                                       ------------
                                                                                                                         29,874,941
                                                                                                                       ------------
                        WEST VIRGINIA--2.1%
    AAA       20,255    West Virginia Hsg. Dev. Fund, Hsg. Fin. Rev., Zero Coupon, 11/01/37 ..........  No Opt. Call      2,970,193
                                                                                                                       ------------
                        WISCONSIN--5.8%
                        Wisconsin Hlth. & Edl. Facs. Auth.,
    A-         1,350      Aurora Hlth. Care, 6.40%, 4/15/33 ..........................................   08/13 @ 100      1,346,504
     A         7,000      Wheaton Franciscan Svcs., 5.75%, 8/15/30 ...................................   02/12 @ 101      7,007,560
                                                                                                                       ------------
                                                                                                                          8,354,064
                                                                                                                       ------------
                        TOTAL LONG-TERM INVESTMENTS (COST $227,519,340) ..............................                 $226,151,377
                                                                                                                       ------------

               -------
               SHARES
                (000)
               -------
                        MONEY MARKET FUND--0.8%
    NR         1,150    AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $1,150,000) .........       N/A          1,150,000
                                                                                                                       ------------
                        TOTAL INVESTMENTS--159.0% (COST $228,669,340) ................................                 $227,301,377
                        Other assets in excess of liabilities--4.3% ..................................                    6,157,581
                        Preferred shares at redemption value, including dividends payable--(63.3)% ...                  (90,508,091)
                                                                                                                       ------------
                        NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS--100% ...........................                 $142,950,867
                                                                                                                       ============

----------
(1)  Using the higher of S&P's, Moody's or Fitch's rating.

(2) Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.

(3) Security is not registered under the Securities Act of 1933. This security may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of August 31, 2003, the Trust held 7.5% of its net assets, with a current market value of $10,700,025, in securities restricted as to resale.

--------------------------------------------------------------------------------

                              KEY TO ABBREVIATIONS

             AMBAC  -- American Municipal Bond Assurance Corporation
             FGIC   -- Financial Guaranty Insurance Company
             FSA    -- Financial Security Assurance
             GO     -- General Obligation
             PCR    -- Pollution Control Revenue
             MBIA   -- Municipal Bond Insurance Association

--------------------------------------------------------------------------------


                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
AUGUST 31, 2003

-------------------------------------
 BLACKROCK MUNICIPAL INCOME TRUST II
-------------------------------------

              PRINCIPAL                                                                                  OPTION CALL
 RATING(1)     AMOUNT                                                                                   PROVISIONS(2)
(UNAUDITED)     (000)                                    DESCRIPTION                                     (UNAUDITED)        VALUE
====================================================================================================================================
                        LONG-TERM INVESTMENTS--158.2%
                        ALABAMA--1.0%
    AAA      $ 3,000    Birmingham Wtr. Wks. & Swr. Brd., Wtr. & Swr. Rev., Ser. B,
                          5.00%, 1/01/43, MBIA ........................................................  01/13 @ 100   $  2,924,220
                                                                                                                       ------------
                        CALIFORNIA--9.7%
     A         2,250    Agua Caliente Band, Cahuilla Indians, 6.00%, 7/01/18 ..........................  07/13 @ 100      2,237,625
    AAA        5,000    California Infrastructure & Econ. Dev., Bay Area Toll Brdgs., Ser. A,
                          5.00%, 7/01/36, AMBAC .......................................................  07/13 @ 100      4,885,250
     A         3,500    California Mobile Home Park Fin. Auth., Palomar Estates East & West,
                          Ser. A, 5.25%, 3/15/34, ACA .................................................  03/13 @ 102      3,259,375
    A-         5,000    California Statewide Cmnty. Dev. Auth., Mem. Hlth. Svcs., Ser. A,
                          5.50%, 10/01/33 .............................................................  04/13 @ 100      4,929,250
    B-        11,410    Los Angeles Regl. Arpt. Impvt., Corp. Lease Rev., Amer. Airlines Inc.,
                          Ser. C, 7.50%, 12/01/24 .....................................................  12/12 @ 102      9,267,316
    NR         4,620    San Francisco City & Cnty. Redev. Agcy., Cmnty. Facs. Dist.,
                          Mission Bay South, 6.625%, 8/01/27 ..........................................  08/11 @ 101      4,680,014
                                                                                                                       ------------
                                                                                                                         29,258,830
                                                                                                                       ------------
                        COLORADO--4.6%
    AA        10,000    Colorado Hlth. Facs. Auth., Catholic Hlth. Initiatives, Ser. A,
                          5.50%, 3/01/32 ..............................................................  03/12 @ 100      9,861,500
    AAA        4,000    Northwest Pkwy. Pub. Hwy. Auth., Ser. A, 5.25%, 6/15/41, FSA ..................  06/11 @ 102      4,015,960
                                                                                                                       ------------
                                                                                                                         13,877,460
                                                                                                                       ------------
                        CONNECTICUT--1.7%
    A3         5,000    Connecticut Dev. Auth., Connecticut Lt. & Pwr., PCR, Ser. B, 5.95%, 9/01/28 ...  10/08 @ 102      5,188,750
                                                                                                                       ------------
                        DISTRICT OF COLUMBIA--5.8%
                        Dist. of Columbia,
    AAA        1,875      Nat. Academy of Science Proj. Ser. A, 5.00%, 1/01/28, AMBAC .................  01/09 @ 102      1,828,688
    BBB        7,500      Tobacco Settlement Fin. Corp., 6.50%, 5/15/33 ............................... No. Opt. Call     6,148,125
    BBB       11,500      Tobacco Settlement Fin. Corp., 6.75%, 5/15/40 ...............................  05/11 @ 101      9,500,495
                                                                                                                       ------------
                                                                                                                         17,477,308
                                                                                                                       ------------
                        FLORIDA--15.8%
   Baa3        4,500    Capital Trust Agcy., Air Cargo Fort Lauderdale Proj., 5.75%, 1/01/32 ..........  01/14 @ 101      4,185,630
                        Fishhawk Cmnty. Dev. Dist. II, Spec. Assmnt. Rev,
    NR         3,000      Ser. A, 6.25%, 5/01/34 ......................................................  05/13 @ 101      2,854,800
    NR         7,000      Ser. B, 5.00%, 11/01/07 ..................................................... No Opt. Call      6,973,960
     A         2,650    Leesburg Hosp., Leesburg Regl. Med. Ctr. Proj., 5.50%, 7/01/32 ................  07/12 @ 100      2,557,648
    NR         3,200    Live Oak Comm. Dev., Dist. No. 1 Spec. Assmnt. Rev., Ser. A,
                          6.30%, 5/01/34 ..............................................................  05/13 @ 101      3,053,920
     A         6,850    Orange Cnty. Hlth. Facs. Auth., Hosp. Adventist Hlth. Sys.,
                          5.625%, 11/15/32 ............................................................  11/12 @ 101      6,769,170
    AA-       14,000    Pinellas Cnty. Hlth. Fac. Auth., Baycare Hlth. Sys., 5.50%, 11/15/33 ..........  05/13 @ 100     13,445,460
    NR         4,625    Sumter Cnty. Ind. Dev. Auth., No. Sumter Util. Co. LLC, 6.90%, 10/01/34 .......  10/09 @ 100      4,381,540
    NR         3,715    Sumter Landing Cmnty. Dev., Spec. Assmnt. Rev, 6.875%, 5/01/23 ................  05/13 @ 101      3,630,855
                                                                                                                       ------------
                                                                                                                         47,852,983
                                                                                                                       ------------
                        GEORGIA--1.7%
    AAA        5,175    Atlanta Wtr. & Wstwtr., Ser. A, 5.00%, 11/01/39, MBIA .........................  05/12 @ 100      5,074,760
                                                                                                                       ------------
                        ILLINOIS--19.4%
    AAA        4,000    Bolingbrook, GO, Ser. A, 5.375%, 1/01/38, FGIC ................................  01/12 @ 100      4,055,000
    AAA        1,875    Chicago, GO, Ser. A, 5.50%, 1/01/38, MBIA .....................................  01/11 @ 101      1,930,575
     A         7,500    Illinois Dev. Fin. Auth., Hosp. Rev., Adventist Hlth. Sys. Sunbelt Oblig.,
                          5.65%, 11/15/24 .............................................................  11/09 @ 101      7,425,600
    A2         8,000    Illinois Hlth. Facs. Auth., Elmhurst Mem. Hlth. Care, 5.50%, 1/01/22 ..........  01/13 @ 100      7,843,440
    AAA       15,000    Illinois Sports Facs. Auth., Dedicated St. Tax Supported Rev., Zero Coupon,
                          6/15/30, AMBAC ..............................................................  06/15 @ 101     10,210,350
                        Met. Pier & Exposition Auth., Dedicated St. Tax Rev., McCormick Place
                          Expansion Proj., Ser. A, MBIA,
    AAA       25,000        Zero Coupon, 12/15/29 ..................................................... No Opt. Call      5,490,000
    AAA       45,190        Zero Coupon, 6/15/33 ...................................................... No Opt. Call      8,011,735
    AAA        5,000        Zero Coupon, 6/15/40 ...................................................... No Opt. Call        576,550
    AAA        9,500        5.25%, 6/15/42 ............................................................  06/12 @ 101      9,516,150
    AAA        3,800    O'Hare Intl. Arpt., Gen. Arpt., Ser. C-2, 5.25%, 1/01/30, FSA .................  01/14 @ 100      3,725,824
                                                                                                                       ------------
                                                                                                                         58,785,224
                                                                                                                       ------------
                        INDIANA--10.1%
   Baa1        5,500    Fort Wayne, PCR, Gen. Mtrs. Corp. Proj., 6.20%, 10/15/25 ......................  12/12 @ 101      5,640,910
    AA         5,000    Indiana Hlth. Fac. Fin. Auth., Ascension Hlth., Ser. F, 5.375%, 11/15/25 ......  11/12 @ 101      4,907,500
    AAA       19,735    Indianapolis Local Pub. Impvt. Bond Bank, Wtr. Wks. Proj., Ser. A,
                          5.25%, 7/01/33, MBIA ........................................................  07/12 @ 100     19,833,478
                                                                                                                       ------------
                                                                                                                         30,381,888
                                                                                                                       ------------


                                            See Notes to Financial Statements.

              PRINCIPAL                                                                                  OPTION CALL
 RATING(1)     AMOUNT                                                                                    PROVISIONS(2)
(UNAUDITED)     (000)                                    DESCRIPTION                                     (UNAUDITED)        VALUE
====================================================================================================================================
                        LOUISIANA--0.8%
   Baa1      $ 2,485    Louisiana Local Gov. Env., Oakleigh Apts. Proj., Ser. A, 6.375%, 6/01/38 .....   06/13 @ 102   $  2,400,659
                                                                                                                       ------------
                        MARYLAND--2.0%
   Baa3        5,000    Maryland Econ. Dev. Corp., Student Hsg. Rev., Univ. of Maryland, Ser. A,
                          5.75%, 10/01/33 ............................................................   10/13 @ 100      4,929,350
    A3         1,000    Maryland Hlth. & Higher Edl. Facs. Auth., Union Hosp. of Cecil Cnty., ........
                          5.625%, 7/01/32                                                                07/12 @ 100      1,001,900
                                                                                                                       ------------
                                                                                                                          5,931,250
                                                                                                                       ------------
                        MASSACHUSETTS--3.2%
    AAA       10,000    Massachusetts Tpke. Auth., Met. Hwy. Sys. Rev., Ser. A, 5.00%,
                          1/01/39, AMBAC .............................................................   01/09 @ 101      9,775,700
                                                                                                                       ------------
                        MISSISSIPPI--1.8%
    BBB        4,950    Lowndes Cnty. Sld. Wst. Disp., PCR, Weyerhaeuser Co. Proj., Ser. A,
                          6.80%, 4/01/22 .............................................................  No Opt. Call      5,544,099
                                                                                                                       ------------
                        MISSOURI--2.0%
    NR         6,000    Dept. of Transp., Rt. 370/ Missouri Bottom Rd./Taussig Rd. Transp. Dev.,
                          7.20%, 5/01/33 .............................................................   05/13 @ 100      6,059,040
                                                                                                                       ------------
                        NEVADA--2.8%
    NR         3,000    Henderson Local Impvt. Dist. No. T-14, 5.80%, 3/01/23 ........................   03/04 @ 103      2,854,560
                        No. Las Vegas Local Impvt., Spec. Impvt. Dist. 60 Aliante,
    NR         2,500      6.125%, 12/01/17 ...........................................................   12/03 @ 103      2,488,750
    NR         3,000      6.40%, 12/01/22 ............................................................   12/03 @ 103      2,985,540
                                                                                                                       ------------
                                                                                                                          8,328,850
                                                                                                                       ------------
                        NEW JERSEY--9.1%
                        New Jersey Econ. Dev. Auth.,
     B        10,100      Continental Airlines Inc. Proj., 7.20%, 11/15/30 ...........................   11/10 @ 101      8,564,699
   Baa3        7,475      Kapkowski Road Landfill Proj., 6.50%, 4/01/28 ..............................  No Opt. Call      8,262,566
   Baa3       10,000      Kapkowski Road Landfill Proj., 6.50%, 4/01/31 ..............................  No Opt. Call     10,740,200
                                                                                                                       ------------
                                                                                                                         27,567,465
                                                                                                                       ------------
                        NEW MEXICO--1.6%
   Baa1        5,200    New Mexico Hsg. Auth., Region III, Villa Delaware Oso Apts. Proj.,
                          Ser. A, 6.00%, 1/01/38 .....................................................   01/13 @ 102      4,725,552
                                                                                                                       ------------
                        NEW YORK--2.9%
   Caa2        8,800    Port Auth. of NY & NJ, Spec. Oblig. Rev., Cont'l/Eastern Proj.
                          LaGuardia, 9.00%, 12/01/10 .................................................   09/03 @ 100      8,829,128
                                                                                                                       ------------
                        PENNSYLVANIA--2.8%
    BBB        4,000    Lehigh Cnty. Gen. Purp. Auth., St. Lukes Bethlehem Hosp., 5.375%, 8/15/33 ....   08/13 @ 100      3,696,320
    A3         5,175    Pennsylvania Econ. Dev. Fin. Auth., Amtrak Proj., Exempt Facs. Rev.,
                          Ser. A, 6.375%, 11/01/41 ...................................................   05/11 @ 101      4,849,907
                                                                                                                       ------------
                                                                                                                          8,546,227
                                                                                                                       ------------
                        RHODE ISLAND--4.2%
    BBB       16,620    Tobacco Settlement Fin. Corp., Ser. A, 6.25%, 6/01/42 ........................   06/12 @ 100     12,743,219
                                                                                                                       ------------
                        SOUTH CAROLINA--10.5%
                        Greenwood Cnty. Hosp., Self Mem. Hosp. Facs.,
    A+         3,280      5.50%, 10/01/26 ............................................................   10/11 @ 100      3,208,627
    A+         3,250      5.50%, 10/01/31 ............................................................   10/11 @ 100      3,142,360
    NR         4,000    Lancaster Cnty. Assmnt., Edgewater Impvt. Dist. Ser. A, 6.875%, 11/01/35 .....   11/13 @ 101      3,813,080
                        So. Carolina Jobs Econ. Dev. Auth., Hosp. Facs. Rev.,
    A-        10,000      Bon Secours Hlth. Sys. Inc., Ser. A, 5.625%, 11/15/30 ......................   11/12 @ 100      9,925,000
    AA         3,750      Georgetown Mem. Hosp., 5.375%, 2/01/30, RAA ................................   08/11 @ 100      3,777,562
    BBB        2,640      Palmetto Hlth. Alliance, Ser. A, 6.25%, 8/01/31 ............................   08/13 @ 100      2,595,490
    BBB        5,000      Palmetto Hlth. Alliance, 6.875%, 8/01/27 ...................................   08/13 @ 100      5,159,400
                                                                                                                       ------------
                                                                                                                         31,621,519
                                                                                                                       ------------
                        SOUTH DAKOTA--2.7%
    BBB       10,000    Edl. Enhancement Fdg. Corp., Tobacco Settlement, Ser. B, 6.50%, 6/01/32 ......   06/12 @ 101      8,072,400
                                                                                                                       ------------
                        TENNESSEE--2.5%
    AAA       20,405    Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd., Hosp. Facs. Rev., Ser. A,
                          Zero Coupon, 1/01/21, FSA ..................................................  01/13 @ 63.44     7,653,099
                                                                                                                       ------------
                        TEXAS--16.8%
    A-         1,750    Crawford Ed. Facs. Corp., Higher Ed. Rev., Univ. of St. Thomas Proj.,
                          5.375%, 10/01/27 ...........................................................   10/12 @ 100      1,645,385
    AAA        1,550    Dallas Ft. Worth Intl. Arpt., Ser. A, 5.00%, 11/01/35, MBIA ..................   11/09 @ 100      1,453,822
    BBB       20,000    Gulf Coast Wst. Disp. Auth., Environ. Impvt. Rev., Ser. A, 6.10%, 8/01/24 ....   08/12 @ 100     19,762,200
    BBB        5,900    Sabine River Auth., PCR, TXU Elec. Co. Proj., Ser. B, 5.75%, 11/01/11 ........  No Opt. Call      6,003,958
                        Texas Tpke. Auth., Central Sys. Rev., AMBAC,
    AAA       73,370      Zero Coupon, 8/15/36 ....................................................... 08/12 @ 24.171    10,182,289
    AAA       65,000      Zero Coupon, 8/15/37 ....................................................... 08/12 @ 22.708     8,462,350
    AAA       27,600      Zero Coupon, 8/15/38 ....................................................... 08/12 @ 21.384     3,378,240
                                                                                                                       ------------
                                                                                                                         50,888,244
                                                                                                                       ------------
                        UTAH--1.3%
    BBB        4,000    Tooele Cnty. Hazardous Wst. Treat., Union Pacific Proj., Ser. A,
                          5.70%, 11/01/26 ............................................................   04/08 @ 102      3,934,000
                                                                                                                       ------------


                                            See Notes to Financial Statements.

              PRINCIPAL                                                                                  OPTION CALL
 RATING(1)     AMOUNT                                                                                   PROVISIONS(2)
(UNAUDITED)     (000)                                    DESCRIPTION                                     (UNAUDITED)       VALUE
====================================================================================================================================
                        VIRGINIA--7.2%
    NR       $13,500    Alexandria Redev. & Hsg. Auth., 3001 Park Cntr. Apts., Ser. A, 6.375%,
                          4/01/34 ....................................................................   04/08 @ 103   $ 12,665,970
    AAA        9,000    Halifax Cnty. Indl. Dev. Auth., Exempt Fac. Rev., Old Dominion Elec.
                          Coop. Proj., 5.625%, 6/01/28, AMBAC ........................................   06/13 @ 101      9,247,500
                                                                                                                       ------------
                                                                                                                         21,913,470
                                                                                                                       ------------
                        WEST VIRGINIA--1.6%
    BBB        5,000    Mason Cnty., PCR, Appalachian Pwr. Co. Proj., Ser. L, 5.50%, 10/01/22 ........   10/11 @ 100      4,888,950
                                                                                                                       ------------
                        WISCONSIN--7.9%
    BBB        9,100    Badger Tobacco Asset Sec. Corp., 6.375%, 6/01/32 .............................   06/12 @ 100      7,221,487
                        Wisconsin Hlth. & Edl. Facs. Auth.,
    A-         3,930      Aurora Hlth. Care, 6.40%, 4/15/33 ..........................................   08/13 @ 100      3,919,821
    A-         4,000      Synergy Hlth. Inc., 6.00%, 11/15/32 ........................................   08/13 @ 100      3,929,800
     A         4,000      Wheaton Franciscan Svcs., 5.125%, 8/15/33 ..................................   08/13 @ 100      3,688,240
     A         5,000      Wheaton Franciscan Svcs., 5.75%, 8/15/25 ...................................   02/12 @ 101      5,041,750
                                                                                                                       ------------
                                                                                                                         23,801,098
                                                                                                                       ------------
                        PUERTO RICO--4.7%
     A        14,950    Puerto Rico Comnwlth. Hwy. & Transp. Auth., Ser. G, 5.00%, 7/01/42 ...........   07/13 @ 100     14,218,646
                                                                                                                       ------------
                        TOTAL LONG-TERM INVESTMENTS (COST $493,307,690)                                                 478,264,038
                                                                                                                       ------------
                        SHORT-TERM INVESTMENTS--9.4%
                        CALIFORNIA--0.0%
    A1            75    California Hlth. Facs. Fin. Auth., Scripps Hlth., Ser. B, 0.78%, 9/03/03,
                          MBIA, FRWD(3) ..............................................................       N/A             75,000
                                                                                                                       ------------
                        GEORGIA--0.3%
    A1+        1,000    Mun. Elec. Auth. Rev., Proj. One, Ser. C, 0.75%, 9/03/03, MBIA, FRWD3 ........       N/A          1,000,000
                                                                                                                       ------------
                        MASSACHUSETTS--0.3%
    A1           900    Massachusetts Hlth. & Edl. Facs. Auth. Rev., Boston Univ., Ser. Q-1, 0.85%,
                          9/04/03, XLCA, FRWD(3) .....................................................       N/A            900,000
                                                                                                                       ------------
                        MISSOURI--0.6%
    A1+        1,800    Missouri Hlth. & Edl. Facs. Auth., Edl. Facs. Rev., Washington Univ.,
                          Ser. C, 0.80%, 9/02/03, FRDD(3) ............................................       N/A          1,800,000
                                                                                                                       ------------
                        NEW YORK--2.7%
    A1+        8,300    New York Mun. Wtr. Fin. Auth., Wtr. & Swr. Sys., Ser. C-3, 0.75%,
                          9/02/03, FRDD(3) ...........................................................       N/A          8,300,000
                                                                                                                       ------------
                        NORTH CAROLINA--2.5%
    A1         7,000    Mecklenburg Cnty., COP, 0.85%, 9/04/03, FRWD3 ................................       N/A          7,000,000
    A1+          500    Univ. of No. Carolina Hosp., Chapel Hill, Ser. B, 0.85%, 9/02/03, FRDD(3) ....       N/A            500,000
                                                                                                                       ------------
                                                                                                                          7,500,000
                                                                                                                       ------------
                        TENNESSEE--0.3%
   VMIG1         800    Clarksville Pub. Bldg. Auth. Rev., 0.85%, 9/02/03, FRDD3 .....................       N/A            800,000
                                                                                                                       ------------
                        VIRGINIA--1.9%
    A1+        5,800    Loudoun Cnty. Indl. Dev. Auth., Howard Hughes Med., Ser. C, 0.85%,
                          9/02/03, FRDD(3) ...........................................................       N/A          5,800,000
                                                                                                                       ------------

               ------
               SHARES
                (000)
               ------
                        MONEY MARKET FUND--0.8%
    NR         2,400    AIM Tax Free Investment Co. Cash Reserve Portfolio ...........................       N/A          2,400,000
                                                                                                                       ------------
                        TOTAL SHORT-TERM INVESTMENTS (COST $28,575,000) ..............................                   28,575,000
                                                                                                                       ------------
                        TOTAL INVESTMENTS--167.6% (COST $521,882,690) ................................                 $506,839,038
                        Other assets in excess of liabilities--0.4% ..................................                    1,067,872
                        Preferred shares at redemption value, including dividends payable--(68.0)% ...                 (205,570,284)
                                                                                                                       ------------
                        NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS--100% ...........................                 $302,336,626
                                                                                                                       ============

----------
(1)  Using the higher of S&P's, Moody's or Fitch's rating.

(2) Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.

(3) For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.

--------------------------------------------------------------------------------

                              KEY TO ABBREVIATIONS

             ACA   -- American Capital Access
             AMBAC -- American Municipal Bond Assurance Corporation
             COP   -- Certificate of Participation
             FGIC  -- Financial Guaranty Insurance Company
             FRDD  -- Floating Rate Daily Demand
             FRWD  -- Floating Rate Weekly Demand
             FSA   -- Financial Security Assurance
             GO    -- General Obligation
             MBIA  -- Municipal Bond Insurance Association
             PCR   -- Pollution Control Revenue
             RAA   -- Radian Asset Assurance
             XLCA  -- XL Capital Assurance


--------------------------------------------------------------------------------


                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
AUGUST 31, 2003

-----------------------------------------------------
 BLACKROCK CALIFORNIA INSURED MUNICIPAL INCOME TRUST
-----------------------------------------------------

              PRINCIPAL                                                                                   OPTION CALL
 RATING(1)     AMOUNT                                                                                     PROVISIONS(2)
(UNAUDITED)     (000)                                    DESCRIPTION                                      (UNAUDITED)       VALUE
====================================================================================================================================
                        LONG-TERM INVESTMENTS--163.5%
    AAA      $ 6,500    Benicia Unified Sch. Dist., Ser. B, Zero Coupon, 8/01/23, MBIA ...............   No Opt. Call   $ 2,143,765
                        California Cnty. Tobacco Sec. Agcy.,
    BBB        7,405      Sonoma Cnty., 5.875%, 6/01/43 ..............................................    06/12 @ 100     5,381,214
    BBB        7,650      Alameda Cnty., 6.00%, 6/01/42 ..............................................    06/12 @ 100     5,719,522
    A-         6,500    California Dept. of Wtr. Res., Pwr. Sply. Rev., Ser. A, 5.25%, 5/01/20 .......    05/12 @ 101     6,545,305
    AAA        2,385    California Edl. Facs. Auth., Scripps Coll., 5.00%, 8/01/31, MBIA .............    08/11 @ 100     2,339,637
    AAA        4,500    California Infrastructure & Econ. Dev., Rand Corp., Ser. A, 5.25%,
                          4/01/42, AMBAC .............................................................    04/12 @ 100     4,521,960
    AAA        5,000    California Pub. Wks. Brd., Dept. of Gen. Svcs., Ser. A, 5.00%,
                          12/01/27, AMBAC ............................................................    12/12 @ 100     4,869,900
                        Ceres Unified Sch. Dist., Ser. B, FGIC,
    AAA        3,055      Zero Coupon, 8/01/30 .......................................................  08/12 @ 34.887      608,067
    AAA        3,180      Zero Coupon, 8/01/31 .......................................................  08/12 @ 32.868      602,578
    AAA        3,300      Zero Coupon, 8/01/32 .......................................................  08/12 @ 30.966      590,799
    AAA        3,440      Zero Coupon, 8/01/33 .......................................................  08/12 @ 29.174      571,900
    AAA        3,575      Zero Coupon, 8/01/34 .......................................................  08/12 @ 27.782      568,211
    AAA        3,275      Zero Coupon, 8/01/35 .......................................................  08/12 @ 26.186      490,464
    AAA        2,000    Long Beach Unified Sch. Dist., Ser. D, 5.00%, 8/01/31, FSA ...................    08/10 @ 101     1,961,960
                        Los Angeles Dept. of Wtr. & Pwr., Wtr. Wks. Rev., Ser. A, FGIC,
    AAA        5,000      5.00%, 7/01/43 .............................................................    07/12 @ 100     4,842,300
    AAA        5,000      5.125%, 7/01/41 ............................................................    07/11 @ 100     4,964,400
    AAA        5,000    Los Angeles Unified Sch. Dist., Ser. E, 5.125%, 1/01/27, MBIA ................    07/12 @ 100     5,009,250
                        Los Angeles Wstwtr. Sys., Ser. A,
    AAA        5,000      5.00%, 6/01/27, MBIA .......................................................    06/13 @ 100     4,938,550
    AAA        6,025      5.00%, 6/01/32, FGIC .......................................................    06/12 @ 100     5,908,778
    AAA        5,000    No. California Pwr. Agcy., Pub. Pwr. Rev., Hydroelec. Proj. 1, Ser. A,
                          5.00%, 7/01/28, MBIA .......................................................    07/08 @ 101     4,930,350
    AAA        2,500    No. Orange Cnty. Cmnty. Coll. Dist., Ser. A, 5.00%, 2/01/27, MBIA ............    08/12 @ 101     2,469,550
    AAA        5,000    Riverside Unified Sch. Dist., Ser. A, 5.00%, 2/01/27, FGIC ...................    02/12 @ 101     4,939,100
    AAA        5,295    San Diego Cnty. Wtr. Auth., COP, Ser. A, 5.00%, 5/01/32, MBIA ................    05/12 @ 101     5,193,071
    AAA        4,805    San Diego Redev. Agcy., Centre City Proj., Ser. A, 5.00%, 9/01/28, MBIA ......    09/11 @ 101     4,738,211
    AAA        4,000    San Diego Univ. Fndtn. Aux. Org., Ser. A, 5.00%, 3/01/37, MBIA ...............    03/12 @ 100     3,912,200
    AAA       20,000    San Joaquin Hills Transp. Corridor Agcy., Toll Road Rev., Ser. A,
                          Zero Coupon, 1/15/31, MBIA .................................................   No Opt. Call     4,194,800
    AAA        6,000    San Jose Fin. Auth., Civic Ctr. Proj., Ser. B, 5.00%, 6/01/37, AMBAC .........    06/12 @ 100     5,867,520
    AAA       11,125    Santa Rosa Wstwtr., Ser. B, Zero Coupon, 9/01/27, AMBAC ......................   No Opt. Call     2,861,795
    AAA        6,000    Tustin Unified Sch. Dist., Spec. Tax Rev., Cmnty. Facs. Dist. 97-1,
                          Ser. A, 5.00%, 9/01/38, FSA ................................................    09/12 @ 100     5,837,700
    AAA        5,280    Westlands Wtr. Dist., COP, 5.00%, 9/01/34, MBIA ..............................    09/12 @ 101     5,175,456
                                                                                                                       ------------
                        TOTAL LONG-TERM INVESTMENTS (COST $118,809,109) ..............................                  112,698,313
                                                                                                                       ------------

               ------
               SHARES
                (000)
               ------
                        MONEY MARKET FUND--0.2%
    NR           100    AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $100,000) ...........        N/A           100,000
                                                                                                                       ------------
                        TOTAL INVESTMENTS--163.7% (COST $118,909,109) ................................                 $112,798,313
                        Other assets in excess of liabilities--3.8% ..................................                    2,618,722
                        Preferred shares at redemption value, including dividends payable--(67.5%) ...                  (46,507,128)
                                                                                                                       ------------
                        NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS--100% ...........................                 $ 68,909,907
                                                                                                                       ============

----------
(1)  Using the higher of S&P's, Moody's or Fitch's rating.

(2) Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.

     Securities that are covered by insurance, which ensures the timely payment of principal and interest, represent approximately 84.3% of the Trust's total investments.

--------------------------------------------------------------------------------

                              KEY TO ABBREVIATIONS

             AMBAC -- American Municipal Bond Assurance Corporation
             COP   -- Certificate of Participation
             FGIC  -- Financial Guaranty Insurance Company
             FSA   -- Financial Security Assurance
             MBIA  -- Municipal Bond Insurance Association

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
AUGUST 31, 2003

-------------------------------------------
 BLACKROCK CALIFORNIA MUNICIPAL BOND TRUST
-------------------------------------------

              PRINCIPAL                                                                                  OPTION CALL
 RATING(1)     AMOUNT                                                                                   PROVISIONS(2)
(UNAUDITED)     (000)                                    DESCRIPTION                                     (UNAUDITED)        VALUE
====================================================================================================================================
                        LONG-TERM INVESTMENTS--160.3%
    AAA      $ 5,000    Anaheim Pub. Fin. Auth., Pub. Impvt. Proj., Ser. C, Zero Coupon,
                          9/01/32, FSA ...............................................................  No Opt. Call       $955,650
     A         2,500    California, GO, 5.25%, 4/01/30 ...............................................   04/12 @ 100      2,440,725
                        California Cnty. Tobacco Sec. Agcy., Ser. A,
    BBB        4,000      Kern Cnty. Fdg., 6.125%, 6/01/43 ...........................................   06/12 @ 100      3,005,520
    BBB        3,250      Stanislaus Fdg., 5.875%, 6/01/43 ...........................................   06/12 @ 100      2,361,775
    A-         3,500    California Dept. of Wtr. Res., Pwr. Sply. Rev., Ser. A, 5.25%, 5/01/20 .......   05/12 @ 101      3,524,395
    A2         4,000    California Edl. Facs. Auth., Univ. of San Diego, Ser. A, 5.25%, 10/01/30 .....   10/12 @ 100      3,932,320
    BBB        3,270    California Hlth. Facs. Fin. Auth., Hlth. Facs. Valleycare, Ser. A,
                          5.375%, 5/01/27 ............................................................   05/12 @ 100      3,157,348
    AAA       18,855    California Hsg. Fin. Agcy., Home Mtg., Ser. K, Zero Coupon, 2/01/33, MBIA ....  02/12 @ 27.46     3,154,819
                        California Infrastructure & Econ. Dev.,
    AAA        3,000      5.25%, 6/01/30, MBIA .......................................................   06/07 @ 101      3,069,120
     A         3,750      J. David Gladstone Inst. Proj., 5.25%, 10/01/34 ............................   10/11 @ 101      3,568,762
    AAA        3,500      Rand Corp., Ser. A, 5.25%, 4/01/42, AMBAC ..................................   04/12 @ 100      3,517,080
                        California Statewide Cmnty. Dev. Auth.,
     A         5,000      Kaiser Permanente, Ser. A, 5.50%, 11/01/32 .................................   11/12 @ 100      4,922,700
    A+         3,250      Sutter Hlth. Oblig. Grp., Ser. B, 5.625%, 8/15/42 ..........................   08/12 @ 100      3,254,225
    NR         3,500(3) Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/14 ...................  No Opt. Call      3,566,675
    BBB        3,750    Foothill/Eastn. Transp. Corridor Agcy., Toll Road Rev., 5.75%, 1/15/40 .......   01/10 @ 101      3,822,675
    BBB        3,000    Golden St. Tobacco Sec. Corp., Tobacco Settlement Rev., Ser. A-1,
                          6.75%, 6/01/39 .............................................................   06/13 @ 100      2,480,610
                        Lathrop Fin. Auth., Wtr. Suply. Proj.,
    NR           655      5.90%, 6/01/27 .............................................................   06/13 @ 100        619,794
    NR         1,180      6.00%, 6/01/35 .............................................................   06/13 @ 100      1,124,221
                        Los Angeles Regl. Arpt. Impvt., Corp. Lease Rev., Amer. Airlines Inc.,
    B-         1,000      Ser. B, 7.50%, 12/01/24 ....................................................   12/12 @ 102        812,210
    B-           680      Ser. C, 7.50%, 12/01/24 ....................................................   12/12 @ 102        552,303
                        Mult. Fam. Hsg.,
    NR         2,240      San Lucas Apts., Ser. 5, 5.90%, 11/01/34 ...................................   06/12 @ 100      2,171,703
    NR         2,425      Westgate Courtyard Apts., Ser. 3, 5.80%, 11/01/34 ..........................   12/11 @ 100      2,350,431
    NR         2,400    Orange Cnty. Cmnty. Facs. Dist., Spl. Tax Rev., Ladera Ranch, Ser. A,
                          6.00%, 8/15/32 .............................................................   08/10 @ 101      2,399,904
    BBB        3,000    Palm Springs Mobile Home Park, Sahara Mobile Home Park, 5.75%, 5/15/37 .......   05/12 @ 102      2,982,660
    NR         2,500    San Francisco City & Cnty. Redev. Agcy., Cmnty. Facs. Dist.,
                          Mission Bay South, 6.25%, 8/01/33 ..........................................   08/11 @ 101      2,395,650
    AAA       15,000    Santa Ana Unified Sch. Dist., COP, Zero Coupon, 4/01/29, FSA .................  No Opt. Call      3,510,450
    AAA        2,500    Santa Clara Valley Wtr. Dist., Wtr. Util. Sys. Rev., Ser. A, 5.125%,
                          6/01/31, FGIC ..............................................................   06/10 @ 100      2,497,375
    A+         1,500    Torrance Hosp. Rev., Torrance Mem. Med Ctr., Ser. A, 5.50%, 6/01/31 ..........   06/11 @ 101      1,487,655
                                                                                                                       ------------
                        TOTAL LONG-TERM INVESTMENTS (COST $75,837,346) ...............................                   73,638,755
                                                                                                                       ------------

               ------
               SHARES
                (000)
               ------
                        MONEY MARKET FUND--1.3%
    NR           578    AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $578,063) ...........       N/A            578,063
                                                                                                                       ------------
                        TOTAL INVESTMENTS--161.6% (COST $76,415,409) .................................                 $ 74,216,818
                        Other assets in excess of liabilities--3.7% ..................................                    1,701,353
                        Preferred shares at redemption value, including dividends payable--(65.3)% ...                  (29,978,104)
                                                                                                                       ------------
                        NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS--100% ...........................                 $ 45,940,067
                                                                                                                       ============

----------
(1)  Using the higher of S&P's, Moody's or Fitch's rating.

(2) Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.

(3) Security is not registered under the Securities Act of 1933. This security may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of August 31, 2003, the Trust held 7.8% of its net assets, with a current market value of $3,566,675, in securities restricted as to resale.

--------------------------------------------------------------------------------

                              KEY TO ABBREVIATIONS

             AMBAC -- American Municipal Bond Assurance Corporation
             COP    -- Certificate of Participation
             FGIC   -- Financial Guaranty Insurance Company
             FSA    -- Financial Security Assurance
             GO     -- General Obligation
             MBIA   -- Municipal Bond Insurance Association

--------------------------------------------------------------------------------


                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
AUGUST 31, 2003

------------------------------------------------
 BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST II
------------------------------------------------

              PRINCIPAL                                                                                  OPTION CALL
 RATING(1)     AMOUNT                                                                                   PROVISIONS(2)
(UNAUDITED)     (000)                                    DESCRIPTION                                     (UNAUDITED)      VALUE
====================================================================================================================================
                        LONG-TERM INVESTMENTS--167.0%
                        Anaheim Pub. Fin. Auth., Pub. Impvt. Proj., Ser. C, FSA,
    AAA      $15,000      Zero Coupon, 9/01/34 .......................................................  No Opt. Call    $ 2,557,650
    AAA       10,000      Zero Coupon, 9/01/36 .......................................................  No Opt. Call      1,521,200
                        California Cnty. Tobacco Sec. Agcy.,
    BBB        4,500      Gold Country Fdg. Corp., 6.00%, 6/01/38 ....................................   06/12 @ 100      3,442,455
    BBB        5,515      Ser. B, 6.00%, 6/01/29 .....................................................   06/12 @ 100      4,579,380
   Baa2        1,600      Stanislaus Fdg., Ser. A, 5.875%, 6/01/43 ...................................   06/12 @ 100      1,162,720
    A-         6,000    California Dept. of Wtr. Res., Pwr. Sply. Rev., Ser. A, 5.375%, 5/01/21 ......   05/12 @ 101      6,070,980
    AAA        6,000    California Edl. Facs. Auth., Institute of Tech., Ser. A, 5.00%, 10/01/32 .....   10/11 @ 100      5,928,720
                        California Infrastructure & Econ. Dev., Ser. A,
    AAA        5,000      Bay Area Toll Brdgs., 5.00%, 7/01/36, AMBAC ................................   07/13 @ 100      4,885,250
     A         1,735      Kaiser Hosp. Asst. LLC, 5.55%, 8/01/31 .....................................   08/11 @ 102      1,731,877
    AAA        2,500      Rand Corp., 5.25%, 4/01/42, AMBAC ..........................................   04/12 @ 100      2,512,200
     A         3,500    California Mobile Home Park Fin. Auth., Palomar Estates East & West,
                          Ser. A, 5.25%, 3/15/34, ACA ................................................   03/13 @ 102      3,259,375
                        California Statewide Cmnty. Dev. Auth.,
     A         5,000      Kaiser Permanente, Ser. A, 5.50%, 11/01/32 .................................   11/12 @ 100      4,922,700
    A-         7,000      Mem. Hlth. Svcs., Ser. A, 5.50%, 10/01/33 ..................................   04/13 @ 100      6,900,950
    A+         8,000      Sutter Hlth. Oblig Corp., Ser. B, 5.50%, 8/15/34 ...........................   08/12 @ 100      7,979,680
                        California Statewide Fin. Auth., Tobacco Settlement Rev.,
    BBB        5,000      Ser. A, 6.00%, 5/01/37 .....................................................   05/12 @ 100      3,832,300
    BBB        1,750      Ser. B, 6.00%, 5/01/43 .....................................................   05/12 @ 100      1,289,645
    AAA        6,000    Corona Norco Unified Sch. Dist., Spec. Tax Rev., Cmnty. Facs. Dist.
                          No. 98-1, 5.10%, 9/01/32, AMBAC ............................................   09/12 @ 100      5,974,440
                        Foothill/Eastn. Transp. Corridor Agcy., Toll Road Rev., Ser. A,
    AAA       15,470(3)   Zero Coupon, 1/01/26 .......................................................       ETM          4,567,208
    AAA        4,890(3)   Zero Coupon, 1/01/30 .......................................................       ETM          1,130,617
    BBB        4,000    Golden St. Tobacco Sec. Corp., Tobacco Settlement Rev., Ser. A-1, 6.75%,
                          6/01/39 ....................................................................   06/13 @ 100      3,307,480
    AAA        5,000    La Quinta Redev. Agcy. Tax Allocation, Redev. Proj. Area No. 1, 5.125%,
                          9/01/32, AMBAC .............................................................   09/12 @ 102      4,995,800
                        Lathrop Fin. Auth., Wtr. Suply. Proj.,
    NR         1,490      5.90%, 6/01/27 .............................................................   06/13 @ 100      1,409,913
    NR         2,680      6.00%, 6/01/35 .............................................................   06/13 @ 100      2,553,316
    AAA        5,500    Los Angeles Dept. of Wtr. & Pwr., Wtr. Wks. Rev., Ser. A, 5.125%,
                          7/01/41, FGIC ..............................................................   07/11 @ 100      5,460,840
    B-         1,785    Los Angeles Regl. Arpt. Impvt., Corp. Lease Rev., Amer. Airlines Inc.,
                          Ser. C, 7.50%, 12/01/24 ....................................................   12/12 @ 102      1,449,795
                        Oxnard Impvt. Bond, Dist. No. 1 Spec. Assmt., 1 Rice Ave.,
    NR         1,925      5.625%, 9/02/27 ............................................................   03/04 @ 103      1,804,341
    NR         1,915      5.70%, 9/02/32 .............................................................   03/04 @ 103      1,784,416
    AAA        5,000    Poway Redev. Agcy. Tax Allocation, Paguay Redev. Proj., 5.125%,
                          6/15/33, AMBAC .............................................................   12/11 @ 101      4,995,200
                        Poway Unified Sch. Dist., Spec. Tax Rev., Cmnty. Facs. Dist. No. 6,
    NR         1,500      5.50%, 9/01/25 .............................................................   09/10 @ 102      1,379,310
    NR         1,700      5.60%, 9/01/33 .............................................................   09/10 @ 102      1,596,487
    BBB        2,470    Rohnert Park Fin. Auth., Rancho Feliz Mobile Home Park, Ser. A,
                          5.625%, 9/15/28 ............................................................   09/13 @ 100      2,366,112
    AAA        5,000    Sacramento City Fin. Auth., Cap. Impvt., Ser. A, 5.00%, 12/01/32, AMBAC ......   06/11 @ 100      4,902,900
    NR         6,000    San Bernardino Cnty., Spec. Tax Rev., Cmnty. Facs., 5.90%, 9/01/33 ...........   09/12 @ 102      5,602,080
                        San Diego Unified Sch. Dist., Ser. D, FGIC,
    AAA        8,000      5.00%, 7/01/27 .............................................................   07/12 @ 100      7,901,600
    AAA        8,665      5.25%, 7/01/23 .............................................................   07/12 @ 101      8,876,686
    NR         5,000    San Francisco City & Cnty. Redev. Agcy., Cmnty. Facs. Dist.,
                          Mission Bay South, 6.25%, 8/01/33 ..........................................   08/11 @ 101      4,791,300
    AAA       30,000    San Joaquin Hills Transp. Corridor Agcy., Toll Road Rev., Ser. A,
                          Zero Coupon, 1/15/34, MBIA .................................................  No Opt. Call      5,302,200
    NR         8,000    San Jose Mult. Fam. Hsg., Helzer Courts Apts. Proj., Ser. A,
                          6.40%, 12/01/41 ............................................................   12/09 @ 102      7,544,160
                        Santa Clarita Facs. Dist., Valencia Town Ctr.,
    NR         1,640      5.80%, 11/15/25 ............................................................   11/10 @ 102      1,568,906
    NR         1,500      5.85%, 11/15/32 ............................................................   11/10 @ 102      1,429,410
    AAA        2,685    Santa Rosa Wstwtr., Ser. B, Zero Coupon, 9/01/25, AMBAC ......................  No Opt. Call        778,462
   BBB-        2,200    So. Tahoe Joint Pwr. Fin. Auth., So. Tahoe Redev. Proj. 1-A,
                          5.45%, 10/01/33 ............................................................   10/13 @ 100      2,046,858


                                            See Notes to Financial Statements.

              PRINCIPAL                                                                                  OPTION CALL
 RATING(1)     AMOUNT                                                                                   PROVISIONS(2)
(UNAUDITED)     (000)                                    DESCRIPTION                                     (UNAUDITED)        VALUE
====================================================================================================================================
                        Tustin Unified Sch. Dist., Spec. Tax Rev., Cmnty. Facs. Dist. 97-1,
    AAA       $5,000      Ser. A, 5.00%, 9/01/38, FSA ................................................   09/12 @ 100   $  4,864,750
    NR         2,000      Ser. B, 5.60%, 9/01/29 .....................................................   09/12 @ 101      1,901,640
    AAA        2,000    Univ. of California, Ser. A, 5.00%, 5/15/33, AMBAC ...........................   05/13 @ 100      1,960,920
    NR         1,170    Val Verde Unified School Dist. Fin. Auth., Spec. Tax Rev., 6.25%, 10/01/28 ...   10/13 @ 102      1,113,196
    A2         2,000    Vernon Elec. Sys., Malburg Generating Station Proj., 5.50%, 4/01/33 ..........   04/08 @ 100      1,948,920
                                                                                                                       ------------
                        TOTAL LONG-TERM INVESTMENTS (COST $178,010,739) ..............................                  169,886,345
                                                                                                                       ------------

               ------
               SHARES
                (000)
               ------
                        MONEY MARKET FUNDS--5.6%
    NR         5,050    AIM Tax Free Investment Co. Cash Reserve Portfolio ...........................       N/A          5,050,000
    NR           650    SSgA Tax Free Money Mkt. Fund ................................................       N/A            650,000
                                                                                                                       ------------
                        TOTAL MONEY MARKET FUNDS (COST $5,700,000) ...................................                    5,700,000
                                                                                                                       ------------
                        TOTAL INVESTMENTS--172.6% (COST $183,710,739) ................................                 $175,586,345
                        Liabilities in excess of other assets--(1.9)% ................................                   (1,891,766)
                        Preferred shares at redemption value, including dividends payable--(70.7)% ...                  (71,956,432)
                                                                                                                       ------------
                        NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS--100% ...........................                 $101,738,147
                                                                                                                       ============

----------
(1)  Using the higher of S&P's, Moody's or Fitch's rating.

(2) Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.

(3)  This security is collateralized by U.S. Treasury obligations.

--------------------------------------------------------------------------------

                              KEY TO ABBREVIATIONS

             ACA    -- American Capital Access
             AMBAC -- American Municipal Bond Assurance Corporation
             ETM    -- Escrowed to Maturity
             FGIC   -- Financial Guaranty Insurance Company
             FSA    -- Financial Security Assurance
             MBIA   -- Municipal Bond Insurance Association
--------------------------------------------------------------------------------


                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
AUGUST 31, 2003

--------------------------------------------------
 BLACKROCK FLORIDA INSURED MUNICIPAL INCOME TRUST
--------------------------------------------------

              PRINCIPAL                                                                                  OPTION CALL
 RATING(1)     AMOUNT                                                                                   PROVISIONS(2)
(UNAUDITED)     (000)                                    DESCRIPTION                                     (UNAUDITED)        VALUE
====================================================================================================================================
                        LONG-TERM INVESTMENTS--161.6%
                        FLORIDA--155.3%
                        Capital Trust Agcy. Multi-Fam., American Opp.,
   Baa1      $ 1,000      Ser. A, 5.875%, 12/01/38 ...................................................   06/11 @ 102   $    912,870
   Baa3        1,000      Ser. C, 7.25%, 12/01/38 ....................................................   06/11 @ 102        938,770
    NR         4,000    Colonial Cntry. Club Comnty. Dev. Dist., Cap. Impvt. Rev., 6.40%, 5/01/33 ....   05/12 @ 100      3,992,640
                        Florida Brd. of Ed.,
    AAA        9,000      GO, Ser. A, 5.00%, 6/01/27, FSA ............................................   06/12 @ 101      8,950,860
    AAA        8,640      Lottery Rev., Ser. C, 5.00%, 1/01/22, MBIA .................................   01/13 @ 101      8,677,066
    AAA        7,000    Florida Dept. of Transp., 5.00%, 7/01/27, FSA ................................   07/12 @ 101      6,961,780
    AAA        9,695    Gainesville Util. Sys., Ser. A, 5.00%, 10/01/33, FSA .........................   10/13 @ 100      9,563,633
     A         8,500    Highlands Cnty. Hlth. Facs. Auth., Hosp. Adventist/Sunbelt, Ser. A,
                          6.00%, 11/15/31 ............................................................   11/11 @ 101      8,766,050
    AAA        7,580    Hillsborough Cnty. Sch. Brd., COP, Ser. A, 5.00%, 7/01/25, MBIA ..............   07/10 @ 100      7,540,053
                        Jacksonville,
    AAA        8,000      Excise Tax, Ser. B, 5.00%, 10/01/26, AMBAC .................................   10/12 @ 100      7,968,000
    AAA        9,500      Sales Tax, 5.00%, 10/01/27, MBIA ...........................................   10/13 @ 100      9,448,225
    AAA        9,500      Transp., 5.00%, 10/01/31, MBIA .............................................   10/11 @ 100      9,374,695
    AAA        2,865    Jacksonville Cap. Impvt., Ser. A, 5.00%, 10/01/30, AMBAC .....................   10/12 @ 100      2,836,121
    AAA        1,480    Julington Creek Plantation Cmnty. Dev., Assmt. Rev., 5.00%, 5/01/29, MBIA ....   05/12 @ 101      1,467,479
    AAA        9,000    Lake Cnty. Sch. Brd., COP, Ser. A, 5.00%, 7/01/28, AMBAC .....................   07/13 @ 100      8,937,450
    AAA       26,935    Miami Dade Cnty., Spec. Oblig. Rev., Ser. B, Zero Coupon, 10/01/31, MBIA ..... 04/08 @ 28.079     5,117,111
    AAA        7,975    Orange Cnty., Sales Tax, Ser. B, 5.125%, 1/01/32, FGIC .......................   01/13 @ 100      7,990,870
    AAA        2,000    Orange Cnty. Sch. Brd., COP, Ser. A, 5.00%, 8/01/27, MBIA ....................   08/12 @ 100      1,980,880
    AAA        9,250    Orange Cnty. Tourist Dev., Tax Rev., 5.125%, 10/01/30 ........................   04/12 @ 100      9,247,595
    AAA        4,000    Osceola Cnty. Sch. Brd., COP, Ser. A, 5.25%, 6/01/27, AMBAC ..................   06/12 @ 101      4,052,560
                        Palm Bay Util., FGIC,
    AAA        4,015      Zero Coupon, 10/01/28 ......................................................  No Opt. Call        997,687
    AAA        5,570      Zero Coupon, 10/01/31 ......................................................  No Opt. Call      1,168,141
    AAA        9,200    Palm Beach Cnty. Sch. Brd., COP, Ser. D, 5.00%, 8/01/28, FSA .................   08/12 @ 100      9,097,512
    AA-        5,000    Pinellas Cnty. Hlth. Fac. Auth., Baycare Hlth. Sys., 5.50%, 11/15/33 .........   05/13 @ 100      4,801,950
    AAA        9,500    Pinellas Cnty. Swr., 5.00%, 10/01/32, FSA ....................................   10/13 @ 100      9,372,890
    AAA        5,000    Polk Cnty. Util. Sys., 5.00%, 10/01/29, FGIC .................................   10/13 @ 100      4,957,550
    AAA        2,325    Port St. Lucie Util., 5.125%, 9/01/31, MBIA ..................................   07/12 @ 100      2,328,883
    AAA        2,945    Sarasota Cnty. Util. Sys., Ser. C, 5.25%, 10/01/22, FGIC .....................   10/12 @ 100      3,024,692
    Aa3        2,250    So. Broward Hosp. Dist., 5.60%, 5/01/27 ......................................   05/12 @ 101      2,287,890
    AAA        3,500    St. Petersburg Pub. Util., Ser. A, 5.00%, 10/01/28, FSA ......................   10/09 @ 101      3,475,675
    AAA        2,000    Tampa Bay Wtr. Util. Sys., Ser. A, 5.00%, 10/01/28, FGIC .....................   10/11 @ 100      1,986,100
                        Village Cmnty. Dev., Assmt. Rev.,
    NR         5,000      Ser. A, 6.50%, 5/01/33 .....................................................   05/13 @ 101      4,982,350
    NR         1,000      Ser. B, 5.40%, 5/01/07 .....................................................  No Opt. Call      1,000,280
    AAA       12,000    Village Cntr. Cmnty. Dev. Dist., Ser. A, 5.00%, 11/01/32, MBIA ...............   11/13 @ 101     11,838,960
                                                                                                                       ------------
                                                                                                                        186,045,268
                                                                                                                       ------------
                        PUERTO RICO--6.3%
    BBB        9,405    Children's Trust Fund, Tobacco Settlement, 5.625%, 5/15/43 ...................   05/12 @ 100      7,458,917
                                                                                                                       ------------
                        TOTAL INVESTMENTS--161.6% (COST $198,273,305) ................................                 $193,504,185
                        Other assets in excess of liabilities--1.9% ..................................                    2,283,978
                        Preferred shares at redemption value, including dividends payable--(63.5)% ...                  (76,010,006)
                                                                                                                       ------------
                        NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS--100% ...........................                 $119,778,157
                                                                                                                       ============

----------
(1)  Using the higher of S&P's, Moody's or Fitch's rating.

(2) Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.

     Securities that are covered by insurance, which ensures the timely payment of principal and interest, represent approximately 81.8% of the Trust's total investments.

--------------------------------------------------------------------------------

                              KEY TO ABBREVIATIONS

             AMBAC -- American Municipal Bond Assurance Corporation
             COP   -- Certificate of Participation
             FGIC  -- Financial Guaranty Insurance Company
             FSA   -- Financial Security Assurance
             GO    -- General Obligation
             MBIA  -- Municipal Bond Insurance Association

--------------------------------------------------------------------------------


                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
AUGUST 31, 2003

----------------------------------------
 BLACKROCK FLORIDA MUNICIPAL BOND TRUST
----------------------------------------

              PRINCIPAL                                                                                  OPTION CALL
 RATING(1)     AMOUNT                                                                                   PROVISIONS(2)
(UNAUDITED)     (000)                                    DESCRIPTION                                     (UNAUDITED)        VALUE
====================================================================================================================================
                        LONG-TERM INVESTMENTS--161.9%
                        FLORIDA--148.8%
    AAA      $ 1,250    Bay Cnty., Sales Tax Rev., 5.125%, 9/01/32, AMBAC ............................   09/12 @ 100   $  1,252,450
    AAA        1,000    Boynton Beach Multi. Fam., Clipper Cove Apts., 5.30%, 1/01/23, ACA ...........   01/13 @ 100        999,440
   Baa1        1,000    Capital Trust Agcy. Multi-Fam., American Opp., Ser. A, 5.875%, 6/01/38 .......   06/11 @ 102        912,870
    NR         3,000(3) Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/14 ...................  No Opt. Call      3,057,150
    NR         1,690    Colonial Cntry. Club Comnty. Dev. Dist., Cap. Impvt. Rev., 6.40%, 5/01/33 ....   05/13 @ 101      1,686,890
    AAA        3,150    Florida Mun. Loan Council, Ser. A, 5.125%, 5/01/32, MBIA .....................   05/12 @ 101      3,156,552
    NR         1,180    Gateway Svcs. Cmnty. Dev. Dist., Spec. Assessment, Stoneybrook Proj.,
                          5.50%, 7/01/08 .............................................................  No Opt. Call      1,176,554
    AAA        3,100    Greater Orlando Aviation Auth., Orlando Arpt. Facs., Ser. A, 5.125%,
                          10/01/32, FSA ..............................................................   10/12 @ 100      3,106,045
     A         4,900    Highlands Cnty. Hlth. Facs. Auth., Hosp. Adventist/Sunbelt, Ser. A,
                          6.00%, 11/15/31 ............................................................   11/11 @ 101      5,053,370
   BBB+        1,810    Hillsborough Cnty. Ind. Dev. Auth., PCR, Tampa Elec. Co. Proj., 5.50%,
                          10/01/23 ...................................................................   10/12 @ 100      1,724,948
    AA         3,500    Jacksonville Econ. Dev. Comm. Hlth. Facs., Mayo Clinic, Ser. B, 5.50%,
                          11/15/36 ...................................................................   11/11 @ 101      3,561,810
    AA         5,000    JEA Elec. Sys., Ser. A, 5.50%, 10/01/41 ......................................   10/07 @ 100      5,073,650
    AAA        5,425    JEA Wtr. & Swr. Sys., Ser. A, 5.375%, 10/01/30, MBIA .........................   04/07 @ 100      5,538,654
    A1         3,000    Lakeland Hosp. Sys., Lakeland Regl. Hlth. Sys., 5.50%, 11/15/32 ..............   11/12 @ 101      2,911,530
                        Miami Dade Cnty., Spec. Oblig. Rev., MBIA,
    AAA        5,500      Ser. A, Zero Coupon, 10/01/26 .............................................. 04/08 @ 37.301     1,440,505
    AAA       10,000      Ser. B, Zero Coupon, 10/01/30 .............................................. 04/08 @ 29.688     2,026,600
    AAA        5,410      Ser. B, Zero Coupon, 10/01/32 .............................................. 04/08 @ 26.494       968,606
    A2         5,000    Orange Cnty. Hlth. Facs. Auth., Orlando Regl. Hlth. Care, 5.75%, 12/01/32 ....   12/12 @ 100      5,004,750
    AAA        3,350    Orange Cnty. Tourist Dev., Tax Rev., 5.125%, 10/01/30, AMBAC .................   04/12 @ 100      3,349,129
    AAA        3,105    Osceola Cnty. Tourist Dev., Tax Rev., Ser. A, 5.00%, 10/01/32, FGIC ..........   10/12 @ 100      3,063,455
    AAA        3,630    Palm Bay Util., Zero Coupon, 10/01/28, FGIC ..................................  No Opt. Call        902,019
    AAA        3,000    Palm Beach Cnty. Sch. Brd., COP, Ser. C, 5.00%, 8/01/27, FSA .................   08/12 @ 100      2,971,320
    AAA        3,000    Port St. Lucie Util., 5.125%, 9/01/31, MBIA ..................................   09/11 @ 100      3,005,010
    Aa3        2,000    So. Broward Hosp. Dist., 5.60%, 5/01/27 ......................................   05/12 @ 101      2,033,680
    NR         2,850    Sumter Cnty. Indl. Dev. Auth., No. Sumter Util. Co. LLC, 6.80%, 10/01/32 .....   10/09 @ 100      2,828,369
    NR         1,900    Village Cmnty. Dev., Assmt. Rev., Ser. A, 6.50%, 5/01/33 .....................   05/13 @ 101      1,893,293
                        Volusia Cnty Edl. Fac. Auth., Embry Riddle Aeronautical, RAA,
    AA         1,250      5.20%, 10/15/26 ............................................................   10/13 @ 100      1,228,550
    AA         1,610      5.20%, 10/15/33 ............................................................   10/13 @ 100      1,576,673
                                                                                                                       ------------
                                                                                                                         71,503,872
                                                                                                                       ------------
                        PUERTO RICO--13.1%
    BBB        3,500    Children's Trust Fund, Tobacco Settlement, 5.625%, 5/15/43 ...................   05/12 @ 100      2,775,780
    A-         3,500    Puerto Rico Pub. Bldgs. Auth., Gov't. Facs., Ser. D, 5.25%, 7/01/36 ..........   07/12 @ 100      3,497,795
                                                                                                                       ------------
                                                                                                                          6,273,575
                                                                                                                       ------------
                        TOTAL INVESTMENTS--161.9% (COST $77,458,533) .................................                 $ 77,777,447
                        Other assets in excess of liabilities--0.1% ..................................                       42,203
                        Preferred shares at redemption value, including dividends payable--(62.0)% ...                  (29,777,613)
                                                                                                                       ------------
                        NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS--100% ...........................                 $ 48,042,037
                                                                                                                       ============

----------
(1)  Using the higher of S&P's, Moody's or Fitch's rating.

(2) Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.

(3) Security is not registered under the Securities Act of 1933. This security may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of August 31, 2003, the Trust held 6.4% of its net assets, with a current market value of $3,057,150, in securities restricted as to resale.

--------------------------------------------------------------------------------

                              KEY TO ABBREVIATIONS

             ACA    -- American Capital Access
             AMBAC -- American Municipal Bond Assurance Corporation
             COP    -- Certificate of Participation
             FGIC   -- Financial Guaranty Insurance Company
             FSA    -- Financial Security Assurance
             MBIA   -- Municipal Bond Insurance Association
             PCR    -- Pollution Control Revenue
             RAA    -- Radian Asset Assurance

--------------------------------------------------------------------------------


                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
AUGUST 31, 2003

-----------------------------------------
 BLACKROCK MARYLAND MUNICIPAL BOND TRUST
-----------------------------------------

              PRINCIPAL                                                                                  OPTION CALL
 RATING(1)     AMOUNT                                                                                   PROVISIONS(2)
(UNAUDITED)     (000)                                    DESCRIPTION                                     (UNAUDITED)        VALUE
====================================================================================================================================
                        LONG-TERM INVESTMENTS--158.2%
                        MARYLAND--132.4%
    A3        $2,870    Anne Arundel Cnty. Econ. Dev., Cmnty. Coll. Proj., 5.25%, 9/01/28 ............   09/12 @ 102   $  2,838,803
    NR         1,000    Baltimore, Spec. Oblig. Rev., Harborview Lot No. 2, 6.50%, 7/01/31 ...........   07/13 @ 101        974,760
                        Baltimore Cnty., GO,
    AAA        2,000      Met. 67th Dist., 5.00%, 6/01/22 ............................................   06/11 @ 101      2,029,740
    AAA        2,000      Met. 68th Dist., 5.00%, 8/01/28 ............................................   08/12 @ 100      2,000,260
                        Baltimore Wstwtr. Proj., Ser. A, FGIC,
    AAA        2,000      5.125%, 7/01/42 ............................................................   07/12 @ 100      1,985,660
    AAA        3,500      5.20%, 7/01/32 .............................................................   07/12 @ 100      3,529,890
    NR        2,0003    Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/14 ...................  No Opt. Call      2,038,100
    Aa2        1,730    Maryland Dept. Hsg. & Cmnty. Dev. Admin., Sngl. Fam. Prog., Ser. 2,
                          6.55%, 4/01/26 .............................................................   04/05 @ 102      1,780,239
   Baa3        1,500    Maryland Econ. Dev. Corp., Student Hsg. Rev., Univ. of Maryland, Ser. A,
                          5.75%, 10/01/33 ............................................................   10/13 @ 100      1,478,805
                        Maryland Hlth. & Higher Edl. Facs. Auth.,
     A         2,000      Brd. of Child Care, 5.375%, 7/01/32 ........................................   07/12 @ 100      1,990,080
   BBB+        1,990      Carroll Cnty. Gen. Hosp., 6.00%, 7/01/37 ...................................   07/12 @ 100      2,028,566
    AA         2,000      Johns Hopkins Univ., Ser. B, 5.00%, 7/01/41 ................................   07/11 @ 100      1,963,980
     A         2,000      Loyola Coll. Issue, 5.00%, 10/01/39 ........................................   10/09 @ 101      1,948,480
    A3         2,000      Union Hosp. of Cecil Cnty., 5.625%, 7/01/32 ................................   07/12 @ 100      2,003,800
     A         2,000      Univ. of Maryland Med. Sys., 5.25%, 7/01/34 ................................   07/11 @ 100      1,906,720
    A+         1,905    Maryland Ind. Dev. Fin. Auth., Econ. Dev. Rev., Nat'l. Aquarium Baltimore
                          Fac., Ser. B, 5.20%, 11/01/26 ..............................................   11/12 @ 100      1,879,740
    AAA        2,000    Maryland Transp. Auth., Arpt. Pkg. Rev., Baltimore/Wash Intl. Arpt.,
                          Ser. B, 5.125%, 3/01/24, AMBAC .............................................   03/12 @ 101      1,983,700
                        Montgomery Cnty. Lease, Metrorail Garage Proj.,
    AA           500      5.00%, 6/01/23 .............................................................   06/12 @ 100        503,565
    AA         1,435      5.00%, 6/01/24 .............................................................   06/12 @ 100      1,441,170
                        St. Mary's Coll., Academic & Auxil. Fees, Ser. A, AMBAC,
    AAA        1,000      5.00%, 9/01/27 .............................................................   09/12 @ 101        999,520
    AAA        1,000      5.00%, 9/01/32 .............................................................   09/12 @ 101        994,190
                                                                                                                       ------------
                                                                                                                         38,299,768
                                                                                                                       ------------
                        PUERTO RICO--25.8%
    BBB        2,000    Children's Trust Fund, Tobacco Settlement, 5.625%, 5/15/43 ...................   05/12 @ 100      1,586,160
     A         2,000    Puerto Rico Comnwlth. Hwy. & Transp. Auth., Ser. D, 5.25%, 7/01/38 ...........   07/12 @ 100      1,998,740
    AAA        2,060    Puerto Rico Elec. Pwr. Auth., Ser. HH, 5.25%, 7/01/29, FSA ...................   07/10 @ 101      2,111,747
                        Puerto Rico Pub. Bldgs. Auth., Gov't. Facs., Ser. D,
    A-           250      5.25%, 7/01/36 .............................................................   07/12 @ 100        249,843
    A-         1,500      5.375%, 7/01/33 ............................................................   07/12 @ 100      1,522,770
                                                                                                                       ------------
                                                                                                                          7,469,260
                                                                                                                       ------------
                        TOTAL LONG-TERM INVESTMENTS (COST $45,648,839) ...............................                   45,769,028
                                                                                                                       ------------
               ------
               SHARES
                (000)
               ------
                        MONEY MARKET FUND--1.5%
    NR           419    AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $418,948) ...........       N/A            418,948
                                                                                                                       ------------
                        TOTAL INVESTMENTS--159.7% (COST $46,067,787) .................................                 $ 46,187,976
                        Other assets in excess of liabilities--2.5% ..................................                      735,862
                        Preferred shares at redemption value, including dividends payable--(62.2)% ...                  (18,001,185)
                                                                                                                       ------------
                        NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS--100% ...........................                 $ 28,922,653
                                                                                                                       ============

----------
(1)  Using the higher of S&P's, Moody's or Fitch's rating.

(2) Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.

(3) Security is not registered under the Securities Act of 1933. This security may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of August 31, 2003, the Trust held 7.0% of its net assets, with a current market value of $2,038,100, in securities restricted as to resale.

--------------------------------------------------------------------------------

                              KEY TO ABBREVIATIONS

             AMBAC -- American Municipal Bond Assurance Corporation FGIC -- Financial Guaranty Insurance Company
             FSA   -- Financial Security Assurance
             GO    -- General Obligation

--------------------------------------------------------------------------------


                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
AUGUST 31, 2003

-------------------------------------------
 BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST
-------------------------------------------

              PRINCIPAL                                                                                  OPTION CALL
 RATING(1)     AMOUNT                                                                                   PROVISIONS(2)
(UNAUDITED)     (000)                                    DESCRIPTION                                     (UNAUDITED)        VALUE
====================================================================================================================================
                        LONG-TERM INVESTMENTS--160.6%
                        NEW JERSEY--130.3%
    NR      $ 2,0003    Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/14 ...................  No Opt. Call   $  2,038,100
    AAA       10,000    Garden St. Pres. Trust, Open Space & Farmland Pres., Ser. B, Zero Coupon,
                          11/01/27, FSA ..............................................................  No Opt. Call      2,645,900
                        New Jersey Econ. Dev. Auth.,
     B         2,335      Continental Airlines Inc. Proj., 7.00%, 11/15/30 ...........................   11/10 @ 101      1,981,108
   BBB-        2,000      Fellowship Village, Ser. A, 5.50%, 1/01/25 .................................   01/08 @ 102      1,891,500
   Baa3        4,750      Kapkowski Road Landfill Proj., 6.50%, 4/01/28 ..............................  No Opt. Call      5,250,460
    Aaa        1,780      Victoria Hlth., Ser. A, 5.20%, 12/20/36 ....................................   12/11 @ 103      1,790,555
                        New Jersey Edl. Facs. Auth.,
   BBB-        1,000      Fairleigh Dickinson Univ., Ser. D, 6.00%, 7/01/25 ..........................   07/13 @ 100        993,830
   BBB+          630      Georgian Court Coll. Proj. C, 6.50%, 7/01/33 ...............................   07/13 @100         669,589
                        New Jersey Hlth. Care Fac. Fin. Auth.,
    A-         2,000      Atlantic City Med. Ctr., 5.75%, 7/01/25 ....................................   07/12 @ 100      2,035,020
    A+         2,000      Catholic Hlth. East, Ser. A, 5.375%, 11/15/33 ..............................   11/12 @ 100      1,964,000
    A3         2,000      Kennedy Hlth. Sys., 5.625%, 7/01/31 ........................................   07/11 @ 100      1,996,700
   Baa1        2,500      So. Jersey Hosp., 6.00%, 7/01/32 ...........................................   07/12 @ 100      2,483,300
    AAA        2,250    New Jersey Hsg. & Mtg. Fin. Agcy., Mult. Fam. Hsg. Rev., Ser. A,
                          5.65%, 5/01/40, AMBAC ......................................................  11/07 @ 101.5     2,311,537
                        Port Auth. of NY & NJ,
    AAA        1,500      Ser. 125, 5.00%, 4/15/32, FSA ..............................................   04/12 @ 101      1,500,495
    AAA        2,250      Ser. 126, 5.25%, 5/15/37, FGIC .............................................   05/12 @ 101      2,236,433
   Caa2          130      Spec. Oblig., Cont'l/Eastern Proj. LaGuardia, 4.125%, 12/01/15 .............   09/03 @ 100        128,840
    BBB        7,000    Tobacco Settlement Fin. Corp., 6.125%, 6/01/42 ...............................   06/12 @ 100      5,234,390
    AAA        1,000    Univ. of Med. & Dentistry, Ser. A, 5.00%, 12/01/31, AMBAC ....................   12/12 @ 100        992,680
                        Vineland, GO, MBIA,
    AAA        1,000      5.30%, 5/15/29 .............................................................   05/10 @ 101      1,008,740
    AAA        1,500      5.375%, 5/15/32 ............................................................   05/10 @ 101      1,527,825
                                                                                                                       ------------
                                                                                                                         40,681,002
                                                                                                                       ------------
                        PUERTO RICO--30.3%
     A         4,900    Puerto Rico Comnwlth. Hwy. & Transp. Auth., Ser. D, 5.25%, 7/01/38 ...........   07/12 @ 100      4,896,913
    A-         2,250    Puerto Rico Elec. Pwr. Auth., Ser. II, 5.25%, 7/01/34 ........................   07/12 @ 101      2,257,313
    A-         2,300    Puerto Rico Pub. Bldgs. Auth., Gov't. Facs., Ser. D, 5.25%, 7/01/27 ..........   07/12 @ 100      2,311,477
                                                                                                                       ------------
                                                                                                                          9,465,703
                                                                                                                       ------------
                        TOTAL LONG-TERM INVESTMENTS (COST $51,410,087) ...............................                   50,146,705
                                                                                                                       ------------

               ------
               SHARES
                (000)
               ------
                        MONEY MARKET FUND--2.7%
    NR           841    AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $841,034) ...........       N/A            841,034
                                                                                                                       ------------
                        TOTAL INVESTMENTS--163.3% (COST $52,251,121) .................................                 $ 50,987,739
                        Other assets in excess of liabilities--1.5% ..................................                      465,943
                        Preferred shares at redemption value, including dividends payable--(64.8)% ...                  (20,227,559)
                                                                                                                       ------------
                        NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS--100% ............................                $ 31,226,123
                                                                                                                       ============

----------
(1)  Using the higher of S&P's, Moody's or Fitch's rating.

(2) Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.

(3) Security is not registered under the Securities Act of 1933. This security may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of August 31, 2003, the Trust held 6.5% of its net assets, with a current market value of $2,038,100, in securities restricted as to resale.

--------------------------------------------------------------------------------

                              KEY TO ABBREVIATIONS

             AMBAC -- American Municipal Bond Assurance Corporation FGIC -- Financial Guaranty Insurance Company
             FSA   -- Financial Security Assurance
             GO    -- General Obligation
             MBIA  -- Municipal Bond Insurance Association

--------------------------------------------------------------------------------


                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
AUGUST 31, 2003

---------------------------------------------------
 BLACKROCK NEW YORK INSURED MUNICIPAL INCOME TRUST
---------------------------------------------------

              PRINCIPAL                                                                                  OPTION CALL
 RATING(1)     AMOUNT                                                                                   PROVISIONS(2)
(UNAUDITED)     (000)                                    DESCRIPTION                                     (UNAUDITED)      VALUE
====================================================================================================================================
                        LONG-TERM INVESTMENTS--162.4%
                        NEW YORK--139.8%
   BBB-      $ 1,000    Herkimer Cnty. Indl. Dev. Agcy., Civic Fac. Rev., Coll. Foundation Inc.
                          Student Hsg., 6.25%, 8/01/34 ...............................................   08/13 @ 100   $  1,024,170
                        Met. Transp. Auth.,
    AAA        1,085      Ser. A, 5.00%, 11/15/25, FGIC ..............................................   11/12 @ 100      1,079,238
    AAA        8,470      Ser. A, 5.00%, 11/15/30, FSA ...............................................   11/12 @ 100      8,371,833
    AAA        5,000      Ser. A, 5.25%, 11/15/31, FGIC ..............................................   11/12 @ 100      5,073,550
    AAA        2,910      Ser. E, 5.25%, 11/15/31, FGIC ..............................................   11/12 @ 100      2,952,806
    AAA        5,000      Dedicated Tax Fund, Ser. A, 5.00%, 11/15/28, FSA ...........................   11/12 @ 100      4,950,900
    AAA        5,000      Dedicated Tax Fund, Ser. A, 5.00%, 11/15/31, FGIC ..........................   11/11 @ 100      4,933,750
    AAA       10,000      Svc. Contract Rev., Ser. A, 5.00%, 7/01/30, AMBAC ..........................   07/12 @ 100      9,884,800
     A         2,500    New York City Indl. Dev. Agcy., Lycee Francais De Proj., Ser. A, 5.375%,
                          6/01/23, ACA ...............................................................   12/12 @ 100      2,483,125
    AAA        4,500    New York City Mun. Wtr. Fin. Auth., Ser. A, 5.125%, 6/15/34, FSA .............   06/12 @ 100      4,508,235
    AAA        7,000    New York City Transl. Fin. Auth., Wtr. & Swr. Sys., Ser. B, 5.00%,
                          5/01/30, AMBAC .............................................................   11/11 @ 101      6,919,570
                        New York Dorm. Auth.,
    AAA        5,000      Brooklyn Law School, Ser. B, 5.125%, 7/01/30, XLCA .........................   07/13 @ 100      4,995,300
    AAA        7,000      Hosp. Lutheran Med., 5.00%, 8/01/31, MBIA ..................................   02/13 @ 100      6,907,880
    AAA        3,160      Iona Coll., 5.00%, 7/01/27, XLCA ...........................................   07/12 @ 100      3,134,088
    Aa3        3,000      Joachim & Ann Residence, 5.25%, 7/01/27 ....................................   07/12 @ 100      2,908,860
    AAA       10,000      Memorial Sloan Kettering Ctr., Ser. 1, Zero Coupon, 7/01/30, MBIA ..........  No Opt. Call      2,290,200
    AAA        5,000      New York & Presbyterian Hosp., 5.00%, 8/01/32, AMBAC .......................   02/08 @ 101      4,933,250
    AAA        7,000      New York Univ., Ser. 2, 5.00%, 7/01/41, AMBAC ..............................   07/11 @ 100      6,839,490
    AAA        2,000      Sch. Dist. Fin., Ser. A, 5.00%, 4/01/31, MBIA ..............................   10/12 @ 100      1,973,820
    AAA        3,500      Sch. Dist. Fin., Ser. D, 5.00%, 10/01/30, MBIA .............................   10/12 @ 100      3,459,610
    AAA        7,000      St. Barnabas, Ser. A, 5.00%, 2/01/31, AMBAC ................................   08/12 @ 100      6,908,580
    AAA        5,000      Univ. Dorm. Facs., 5.00%, 7/01/32, MBIA ....................................   07/12 @ 100      4,933,200
    AAA        2,000      Winthrop Univ. Hosp. Assoc., Ser. A, 5.25%, 7/01/31, AMBAC .................   07/11 @ 101      2,028,400
    AAA        2,500    New York Urban Dev. Corp., Ser. C-1, 5.00%, 3/15/33, FGIC ....................   03/13 @ 100      2,466,400
    AAA       10,000    Triborough Brdg. & Tunl. Auth., Ser. E, 5.00%, 11/15/32, MBIA ................   11/12 @ 100      9,865,700
    A3         6,000    TSASC Inc., Tobacco Settlement Rev., Ser. 1, 5.75%, 7/15/32 ..................   07/12 @ 100      5,031,180
                                                                                                                       ------------
                                                                                                                        120,857,935
                                                                                                                       ------------
                        PUERTO RICO--22.6%
    BBB       11,000    Children's Trust Fund, Tobacco Settlement, 5.625%, 5/15/43 ...................   05/12 @ 100      8,723,880
     A         5,000    Puerto Rico Indl. Fin. Auth., Med. & Env. Ctrl. Facs., Polytecnic Univ.,
                          Ser. A, 5.00%, 8/01/32, ACA ................................................   08/12 @ 100      4,765,750
    AAA        6,000    Puerto Rico Mun. Fin. Agcy., Ser. A, 5.00%, 8/01/27, FSA .....................   08/12 @ 100      6,026,520
                                                                                                                       ------------
                                                                                                                         19,516,150
                                                                                                                       ------------
                        TOTAL LONG-TERM INVESTMENTS (COST $145,098,029) ..............................                  140,374,085
                                                                                                                       ------------

               ------
               SHARES
                (000)
               ------
                        MONEY MARKET FUND--0.5%
    NR           400    AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $400,000) ...........       N/A            400,000
                                                                                                                       ------------
                        TOTAL INVESTMENTS--162.9% (COST $145,498,029) ................................                 $140,774,085
                        Other assets in excess of liabilities--1.9% ..................................                    1,660,616
                        Preferred shares at redemption value, including dividends payable--(64.8)% ...                  (56,003,686)
                                                                                                                       ------------
                        NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS--100% ...........................                 $ 86,431,015
                                                                                                                       ============

----------
(1)  Using the higher of S&P's, Moody's or Fitch's rating.

(2) Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.

     Securities that are covered by insurance, which ensures the timely payment of principal and interest, represent approximately 89.2% of the Trust's total investments.

--------------------------------------------------------------------------------

                              KEY TO ABBREVIATIONS

             ACA   -- American Capital Access
             AMBAC -- American Municipal Bond Assurance Corporation FGIC -- Financial Guaranty Insurance Company
             FSA   -- Financial Security Assurance
             MBIA  -- Municipal Bond Insurance Association
             XLCA  -- XL Capital Assurance

--------------------------------------------------------------------------------


                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
AUGUST 31, 2003

-----------------------------------------
 BLACKROCK NEW YORK MUNICIPAL BOND TRUST
-----------------------------------------

              PRINCIPAL                                                                                  OPTION CALL
 RATING(1)     AMOUNT                                                                                   PROVISIONS(2)
(UNAUDITED)     (000)                                    DESCRIPTION                                     (UNAUDITED)        VALUE
====================================================================================================================================
                        LONG-TERM INVESTMENTS--160.0%
                        NEW YORK--121.3%
    NR       $2,5003    Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/14 ...................  No Opt. Call   $  2,547,625
    AA         2,000    Dutchess Cnty. Ind. Dev. Agcy., Civic Facs. Rev., Vassar Coll. Proj.,
                          5.35%, 9/01/40 .............................................................   08/11 @ 101      2,031,400
     A         3,000    Met. Transp. Auth., Dedicated Tax Fund, Ser. A, 5.125%, 11/15/31 .............   11/12 @ 100      2,936,820
    A+         3,000    New York City, GO, Ser. D, 5.375%, 6/01/32 ...................................   06/12 @ 100      3,011,580
    A3         1,100    New York City Hlth. & Hosp. Corp., Hlth. Sys., Ser. A, 5.375%, 2/15/26 .......   02/12 @ 100      1,092,245
    AA         2,500    New York City Hsg. Dev. Corp., Mult. Fam. Hsg. Rev., Ser. A,
                          5.50%, 11/01/34 ............................................................   05/12 @ 100      2,513,475
    AAA        2,500    New York City Mun. Wtr. Fin. Auth., Ser. A, 5.25%, 6/15/33, FGIC .............   06/11 @ 100      2,531,725
                        New York Dorm. Auth.,
    AA-        2,750      City Univ., Ser. A, 5.25%, 7/01/31 .........................................   07/11 @ 100      3,047,907
    AAA        2,500      Iona Coll., 5.125%, 7/01/32, XLCA ..........................................   07/12 @ 100      2,504,625
    A-         3,000      Lenox Hill Hosp. Oblig. Grp., 5.50%, 7/01/30 ...............................   07/11 @ 101      3,023,580
    AAA        2,500      Willow Towers Inc. Proj., 5.40%, 2/01/34 ...................................   08/12 @ 101      2,547,350
    AAA        2,750    New York Env. Facs. Corp., Mun. Wtr. Proj., Ser. D, 5.125%, 6/15/31 ..........   06/12 @ 100      2,755,033
    Aa1        3,000    New York Mtg. Agcy., Ser. 101, 5.40%, 4/01/32 ................................   10/11 @ 100      3,009,600
    AA         5,000    New York Urban Dev. Corp., Ser. A, 5.25%, 3/15/32 ............................   03/12 @ 100      4,986,300
                        Port Auth. of NY & NJ,
    AAA        2,750      Ser. 126, 5.25%, 5/15/37, FGIC .............................................   05/12 @ 101      2,733,418
   Caa2        2,600      Spec. Oblig., Cont'l/Eastern Proj. LaGuardia, 9.125%, 12/01/15 .............   09/03 @ 100      2,576,808
    A3         3,000    TSASC Inc., Tobacco Settlement Rev., Ser. 1, 5.75%, 7/15/32 ..................   07/12 @ 100      2,515,590
                                                                                                                       ------------
                                                                                                                         46,365,081
                                                                                                                       ------------
                        PUERTO RICO--38.7%
    BBB        5,150    Children's Trust Fund, Tobacco Settlement, 5.625%, 5/15/43 ...................   05/12 @ 100      4,084,362
    A-         3,000    Puerto Rico, GO, Ser. A, 5.125%, 7/01/31 .....................................   07/11 @ 100      2,967,480
     A         3,000    Puerto Rico Comnwlth. Hwy. & Transp. Auth., Ser. D, 5.25%, 7/01/38 ...........   07/12 @ 100      2,998,110
    A-         2,000    Puerto Rico Elec. Pwr. Auth., Ser. II, 5.25%, 7/01/31 ........................   07/12 @ 101      2,006,500
    A-         2,700    Puerto Rico Pub. Bldgs. Auth., Gov't. Facs., Ser. D, 5.25%, 7/01/27 ..........   07/12 @ 100      2,713,473
                                                                                                                       ------------
                                                                                                                         14,769,925
                                                                                                                       ------------
                        TOTAL LONG-TERM INVESTMENTS (COST $61,327,033) ...............................                   61,135,006
                                                                                                                       ------------

               ------
               SHARES
                (000)
               ------
                        MONEY MARKET FUND--1.8%
    NR           682    AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $682,409) ...........       N/A            682,409
                                                                                                                       ------------
                        TOTAL INVESTMENTS--161.8% (COST $62,009,442) .................................                 $ 61,817,415
                        Other assets in excess of liabilities--1.5% ..................................                      592,377
                        Preferred shares at redemption value, including dividends payable--(63.3)% ...                  (24,202,552)
                                                                                                                       ------------
                        NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS--100% ...........................                 $ 38,207,240
                                                                                                                       ============

----------

(1)  Using the higher of S&P's, Moody's or Fitch's rating.

(2) Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.

(3) Security is not registered under the Securities Act of 1933. This security may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of August 31, 2003, the Trust held 6.7% of its net assets, with a current market value of $2,547,625, in securities restricted as to resale.

--------------------------------------------------------------------------------

                              KEY TO ABBREVIATIONS

                  FGIC -- Financial Guaranty Insurance Company
                  GO   -- General Obligation
                  XLCA -- XL Capital Assurance

--------------------------------------------------------------------------------


                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
AUGUST 31, 2003

----------------------------------------------
 BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II
----------------------------------------------

              PRINCIPAL                                                                                   OPTION CALL
 RATING(1)     AMOUNT                                                                                    PROVISIONS(2)
(UNAUDITED)     (000)                                    DESCRIPTION                                      (UNAUDITED)       VALUE
====================================================================================================================================
                        LONG-TERM INVESTMENTS--164.8%
                        NEW YORK--149.9%
    Aaa       $1,750    Clarence Indl. Dev. Agcy., Civic Fac. Rev., Bristol Village Proj.,
                          6.00%, 1/20/44 ..............................................................   01/13 @ 102  $  1,866,655
    AA         6,000    Dutchess Cnty. Ind. Dev. Agcy., Civic Facs. Rev., Vassar Coll. Proj.,
                          5.35%, 9/01/40 ..............................................................   08/11 @ 101     6,094,200
    BBB          625    Essex Cnty. Indl. Dev. Agcy., Solid Wst. Disp. Rev., Intl. Paper Co. Proj.,
                          Ser. A, 5.50%, 10/01/26 .....................................................   10/12 @ 100       582,431
     A         3,250    Geneva Indl. Dev. Agcy., Civic Fac. Rev., Hobart & William Smith Proj.,
                          Ser. A, 5.375%, 2/01/33 .....................................................   02/13 @ 100     3,297,353
   BBB-          385    Herkimer Cnty. Indl. Dev. Agcy., Civic Fac. Rev., Coll. Foundation Inc.,
                          Student Hsg., 6.25%, 8/01/34 ................................................   08/13 @ 100       394,305
    AAA        3,515    Long Island Pwr. Auth., Elec. Sys. Rev., Ser. A, Zero Coupon, 6/01/28, FSA ....  No Opt. Call       920,438
                        Met. Transp. Auth., Ser. A,
    AAA        2,000      5.25%, 11/15/31, FGIC .......................................................   11/12 @ 100     2,029,420
    AA-        5,000      Dedicated Tax Fund, 5.00%, 11/15/30 .........................................   11/12 @ 100     4,848,650
    AA-        5,000      Svc. Contract Rev., 5.125%, 1/01/29 .........................................   07/12 @ 100     4,906,350
     A         5,000    New York City, GO, Ser. B, 5.75%, 12/01/22 ....................................   12/11 @ 100     5,220,050
                        New York City Indl. Dev. Agcy., Ser. A,
    AAA        1,000      Eger Harbor Proj., 4.95%, 11/20/32 ..........................................   11/12 @ 101       951,420
    AAA        1,000      Eger Harbor Proj., 5.875%, 5/20/44 ..........................................   11/12 @ 105     1,058,420
     A         1,500      Lycee Francais De Proj., 5.375%, 6/01/23, ACA ...............................   12/12 @ 100     1,489,875
    AA         5,000    New York City Mun. Wtr. Fin. Auth., Ser. A, 5.125%, 6/15/34 ...................   06/12 @ 100     4,966,500
    AAA        5,000    New York City Trans. Auth., Met. Transp. Auth., Triborough Brdg. & Tunl.
                          Auth., COP, Ser. A, 5.25%, 1/01/29, AMBAC ...................................   01/10 @ 101     5,063,150
    AA+        5,000    New York City Trans. Fin. Auth., Ser. B, 5.00%, 11/01/27 ......................   11/12 @ 100     4,903,950
                        New York Dorm. Auth.,
    AAA        2,500      Brooklyn Law School, Ser. B, 5.125%, 7/01/30, XLCA ..........................   07/13 @ 100     2,497,650
    Aa3        2,000      Kateri Residence, 5.00%, 7/01/22 ............................................   07/13 @ 100     1,949,540
    AA         5,000      Memorial Sloan Kettering Ctr., Ser. 1, 5.00%, 7/01/34 .......................   07/13 @ 100     4,879,450
    AA         2,000      Mount St. Mary Coll., 5.00%, 7/01/32, RAA ...................................   07/13 @ 100     1,929,260
    AAA        2,425      New York Univ., 5.00%, 7/01/31, MBIA ........................................   07/11 @ 100     2,393,063
    AAA        3,000      New York Univ., Ser. 2, 5.00%, 7/01/41, AMBAC ...............................   07/11 @ 100     2,931,210
    AAA        2,500      St. Barnabas, Ser. A, 5.00%, 2/01/31, AMBAC .................................   08/12 @ 100     2,467,350
    AA-        5,000      Univ. Dorm. Facs., 5.00%, 7/01/32 ...........................................   07/12 @ 100     4,837,600
    A+         5,500    New York Energy Res. & Dev. Auth., Facs. Rev., 4.70%, 6/01/36 .................   10/05 @ 100     5,509,515
    AA         2,500    New York Hsg. Fin. Agcy., Inc. Tax Rev., Econ. Dev. & Hsg., Ser. A,
                          5.00%, 3/15/33 ..............................................................   03/13 @ 100     2,399,925
    AA         5,000    New York Urban Dev. Corp., Ser. C-1, 5.00%, 3/15/33 ...........................   03/13 @ 100     4,836,250
   Caa2        3,675    Port Auth. of NY & NJ, Spec. Oblig., Cont'l/Eastern Proj. LaGuardia,
                          9.125%, 12/01/15 ............................................................   09/03 @ 100     3,642,219
    AA         2,500    Triborough Brdg. & Tunl. Auth., Ser. A, 5.00%, 1/01/32 ........................   01/12 @ 100     2,437,475
    A3         9,000    TSASC Inc., Tobacco Settlement Rev., Ser. 1, 5.75%, 7/15/32 ...................   07/12 @ 100     7,546,770
                                                                                                                       ------------
                                                                                                                         98,850,444
                                                                                                                       ------------
                        PUERTO RICO--14.9%
    BBB        4,000    Children's Trust Fund, Tobacco Settlement, 5.625%, 5/15/43 ....................   05/12 @ 100     3,172,320
    A-         3,750    Puerto Rico Comnwlth., GO, Ser. A, 5.125%, 7/01/31 ............................   07/11 @ 100     3,709,350
                        Puerto Rico Comnwlth. Hwy. & Transp. Auth.,
     A         2,000      Ser. D, 5.375%, 7/01/36 .....................................................   07/12 @ 100     2,023,280
     A         1,000      Ser. G, 5.00%, 7/01/42 ......................................................   07/13 @ 100       951,080
                                                                                                                       ------------
                                                                                                                          9,856,030
                                                                                                                       ------------
                        TOTAL LONG-TERM INVESTMENTS (COST $111,848,468) ...............................                 108,706,474
                                                                                                                       ------------


                                            See Notes to Financial Statements.

               SHARES
                (000)                                    DESCRIPTION                                                     VALUE
====================================================================================================================================
                        MONEY MARKET FUND--0.7%
                 450    AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $450,000) .......................  $    450,000
                                                                                                                    ------------
                        TOTAL INVESTMENTS--165.5% (COST $112,298,468) ............................................   109,156,474
                        Other assets in excess of liabilities--2.2% ..............................................     1,450,151
                        Preferred shares at redemption value, including dividends payable--(67.7)% ...............   (44,653,919)
                                                                                                                    ------------
                        NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS--100% .......................................  $ 65,952,706
                                                                                                                    ============

----------
(1)  Using the higher of S&P's, Moody's or Fitch's rating.

(2) Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.

--------------------------------------------------------------------------------

                              KEY TO ABBREVIATIONS

             ACA   -- American Capital Access
             AMBAC -- American Municipal Bond Assurance Corporation
             COP   -- Certificate of Participation
             FGIC  -- Financial Guaranty Insurance Company
             FSA   -- Financial Security Assurance
             GO    -- General Obligation
             MBIA  -- Municipal Bond Insurance Association
             RAA   -- Radian Asset Assurance
             XLCA  -- XL Capital Assurance

--------------------------------------------------------------------------------


                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
AUGUST 31, 2003

-----------------------------------------
 BLACKROCK VIRGINIA MUNICIPAL BOND TRUST
-----------------------------------------

              PRINCIPAL                                                                                  OPTION CALL
 RATING(1)     AMOUNT                                                                                   PROVISIONS(2)
(UNAUDITED)     (000)                                    DESCRIPTION                                     (UNAUDITED)        VALUE
====================================================================================================================================
                        LONG-TERM INVESTMENTS--158.7%
                        VIRGINIA--146.8%
    NR        $1,500    Alexandria Redev. & Hsg. Auth., 3001 Park Cntr. Apts., Ser. A,
                          6.375%, 4/01/34 ............................................................   04/08 @ 103   $  1,407,330
    AAA        1,500    Arlington Cnty., GO, 5.00%, 2/01/21 ..........................................   02/11 @ 100      1,525,005
     A         3,000    Arlington Cnty. Ind. Dev. Auth., Hosp. Fac. Rev., Virginia Hosp. Ctr.
                          Arlington Hlth. Sys., 5.25%, 7/01/31 .......................................   07/11 @ 101      2,915,220
    NR        1,5003    Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/14 ...................  No Opt. Call      1,528,575
    AAA        1,500    Danville Ind. Dev. Auth., Hosp. Rev., Danville Regl. Med. Ctr, 5.25%,
                          10/01/28, AMBAC ............................................................  No Opt. Call      1,555,695
    NR         1,000    Dulles Town Ctr. Cmnty. Dev. Auth., Spl. Assmt. Tax, Dulles Town Ctr.
                          Proj., 6.25%, 3/01/26 ......................................................   03/08 @ 102        999,070
    AAA        1,500    Fairfax Cnty. Wtr. Auth., Wtr. Rev, 5.00%, 4/01/27 ...........................   04/12 @ 100      1,496,010
    AA         1,000    Hampton, GO, 5.00%, 4/01/20 ..................................................   04/12 @ 101      1,022,650
    A-         1,500    Henrico Cnty. Econ. Dev. Auth., Bon Secours Hlth. Sys. Inc., Ser. A,
                          5.60%, 11/15/30 ............................................................   11/12 @ 100      1,501,455
    AAA        1,500    Met. Arpts. Auth., Arpt. Sys. Rev., Ser. A, 5.25%, 10/01/32, FGIC ............   10/12 @ 100      1,486,995
    AAA        1,500    Norfolk Arpt. Auth., Ser. A, 5.125%, 7/01/31, FGIC ...........................   07/11 @ 100      1,499,445
    NR           500    Peninsula Port Auth., Residential Care Fac. Rev., Virginia Baptist Homes,
                          Ser. A, 7.375%, 12/01/32 ...................................................   12/13 @ 100        507,830
     A         5,000    Pocahontas Pkwy. Assoc., Toll Road Rev., Ser. B, Zero Coupon, 8/15/22, ACA ...  08/08 @ 45.5      1,324,400
    AA         1,375    Prince William Cnty., COP, 5.00%, 12/01/21 ...................................   06/12 @ 100      1,388,709
    AAA        1,250    Richmond Met. Auth., Expwy. Rev., 5.25%, 7/15/22, FGIC .......................  No Opt. Call      1,322,450
    AAA        3,000    Richmond Pub. Util., 5.00%, 1/15/33, FSA .....................................   01/12 @ 100      2,973,240
                        Virginia Coll. Bldg. Auth., Edl. Facs. Rev., Washington & Lee Univ.
                          Proj., MBIA,
    AAA          500      5.25%, 1/01/26 .............................................................  No Opt. Call        526,430
    AAA        1,000      5.25%, 1/01/31 .............................................................  No Opt. Call      1,046,430
    AAA        3,000    Virginia Hsg. Dev. Auth., Comnwlth. Mtg. Rev., Ser. H, 5.375%, 7/01/36, MBIA .   07/11 @ 100      3,023,580
                        Virginia Res. Auth.,
    AA         1,000      Infrastructure Rev., Ser. A, 5.00%, 5/01/22 ................................   05/11 @ 101      1,008,480
    AA           635      Infrastructure Rev., Ser. A, 5.125%, 5/01/27 ...............................   05/11 @ 101        639,242
    AA         1,500      Wtr. & Swr. Sys. Rev., Frederick Cnty. Sanitation Auth. Proj.,
                            5.20%, 10/01/28 ..........................................................   10/10 @ 100      1,517,535
                                                                                                                       ------------
                                                                                                                         32,215,776
                                                                                                                       ------------
                        PUERTO RICO--11.9%
    BBB        1,500    Children's Trust Fund, Tobacco Settlement, 5.625%, 5/15/43 ...................   05/12 @ 100      1,189,620
     A         1,500    Puerto Rico Comnwlth. Hwy. & Transp. Auth., Ser. G, 5.00%, 7/01/42 ...........   07/13 @ 100      1,426,620
                                                                                                                       ------------
                                                                                                                          2,616,240
                                                                                                                       ------------
                        TOTAL LONG-TERM INVESTMENTS (COST $34,717,175) ...............................                   34,832,016
                                                                                                                       ------------

               ------
               SHARES
                (000)
               ------
                        MONEY MARKET FUND--1.4%
    NR           299    AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $299,448) ...........       N/A            299,448
                                                                                                                       ------------
                        TOTAL INVESTMENTS--160.1% (COST $35,016,623) .................................                 $ 35,131,464
                        Other assets in excess of liabilities--1.5% ..................................                      337,846
                        Preferred shares at redemption value, including dividends payable--(61.6)% ...                  (13,525,445)
                                                                                                                       ------------
                        NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS--100% ...........................                 $ 21,943,865
                                                                                                                       ============

----------
(1)  Using the higher of S&P's, Moody's or Fitch's rating.

(2) Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.

(3) Security is not registered under the Securities Act of 1933. This security may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of August 31, 2003, the Trust held 7.0% of its net assets, with a current market value of $1,528,575, in securities restricted as to resale.

--------------------------------------------------------------------------------

                              KEY TO ABBREVIATIONS

             ACA   -- American Capital Access
             AMBAC -- American Municipal Bond Assurance Corporation
             COP   -- Certificate of Participation
             FGIC  -- Financial Guaranty Insurance Company
             FSA   -- Financial Security Assurance
             GO    -- General Obligation
             MBIA  -- Municipal Bond Insurance Association

--------------------------------------------------------------------------------


                       See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
AUGUST 31, 2003
--------------------------------------------------------------------------------

                                                                                                                       CALIFORNIA
                                                           INSURED                                                       INSURED
                                                          MUNICIPAL           MUNICIPAL           MUNICIPAL             MUNICIPAL
ASSETS                                                  INCOME TRUST         BOND TRUST        INCOME TRUST II        INCOME TRUST
                                                       --------------      --------------      ---------------       -------------
Investments at value(1) .............................   $561,751,599        $227,301,377         $506,839,038       $112,798,313
Cash ................................................        540,419             526,715               49,372            539,778
Receivable from investments sold ....................     19,868,481           3,402,511            1,790,159            993,672
Interest receivable .................................      5,522,180           3,411,309            6,812,409          1,554,158
Other assets ........................................         76,019              33,204               47,734             18,872
                                                        ------------        ------------         ------------       ------------
                                                         587,758,698         234,675,116          515,538,712        115,904,793
                                                        ------------        ------------         ------------       ------------

LIABILITIES
Payable to custodian ................................             --                  --                   --                 --
Payable for investments purchased ...................             --                  --            5,442,585                 --
Dividends payable-- common shares ...................      2,041,051             874,379            1,907,272            394,802
Investment advisory fee payable .....................        173,216              69,421              172,533             34,302
Deferred Trustees fees ..............................         10,522               6,871               12,182              1,599
Other accrued expenses ..............................         95,222             265,487               97,230             57,055
                                                        ------------        ------------         ------------       ------------
                                                           2,320,011           1,216,158            7,631,802            487,758
                                                        ------------        ------------         ------------       ------------

PREFERRED SHARES AT REDEMPTION VALUE
$.001 par value per share and $25,000 liquidation
  value per share, including dividends payable(2) ...    229,001,028          90,508,091          205,570,284         46,507,128
                                                        ------------        ------------         ------------       ------------

NET ASSETS APPLICABLE TO
  COMMON SHAREHOLDERS ...............................   $356,437,659        $142,950,867         $302,336,626       $ 68,909,907
                                                        ============        ============         ============       ============

Composition of Net Assets Applicable to
  Common Shareholders:
  Par value .........................................   $     26,125        $     10,123         $     22,774       $      5,264
  Paid-in capital in excess of par ..................    370,777,495         143,443,136          323,214,104         74,633,026
  Undistributed (distributions in excess of) net
    investment income ...............................      1,592,764           1,899,905            1,629,878            308,708
  Accumulated net realized gain (loss) ..............     (4,189,228)         (1,034,334)          (7,486,478)            73,705
  Net unrealized appreciation (depreciation) ........    (11,769,497)         (1,367,963)         (15,043,652)        (6,110,796)
                                                        ------------        ------------         ------------       ------------
Net assets applicable to common shareholders,
    August 31, 2003 .................................   $356,437,659        $142,950,867         $302,336,626       $ 68,909,907
                                                        ============        ============         ============       ============

Net asset value per common share(3) .................         $13.64              $14.12               $13.28             $13.09
                                                              ======              ======               ======             ======

(1)Investments at cost ..............................   $573,521,096        $228,669,340         $521,882,690       $118,909,109
(2)Preferred shares outstanding .....................          9,159               3,620                8,222              1,860
(3)Common shares outstanding ........................     26,125,458          10,123,055           22,773,392          5,264,025






                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                             FLORIDA
     CALIFORNIA        CALIFORNIA            INSURED            FLORIDA           MARYLAND          NEW JERSEY
      MUNICIPAL         MUNICIPAL           MUNICIPAL          MUNICIPAL          MUNICIPAL          MUNICIPAL
     BOND TRUST      INCOME TRUST II      INCOME TRUST        BOND TRUST         BOND TRUST         BOND TRUST
    -----------      ---------------      ------------        -----------        -----------        -----------
  $74,216,818       $175,586,345        $193,504,185        $77,777,447        $46,187,976        $50,987,739
           --            535,035                  --                 --                 --                 --
      993,672             36,050                  --                 --            265,000                 --
    1,048,308          2,620,837           3,153,912          1,281,888            656,690            696,250
       14,765             16,190              28,328              9,260              5,956              6,752
  -----------       ------------        ------------        -----------        -----------        -----------
   76,273,563        178,794,457         196,686,425         79,068,595         47,115,622         51,690,741
  -----------       ------------        ------------        -----------        -----------        -----------


           --                 --             124,239            910,461                 --                 --
           --          4,326,606                  --                 --                 --                 --
      266,939            647,921             653,912            257,504            143,708            178,186
       22,520             58,994              58,183             23,144             13,919             15,299
        3,171              3,116               3,674              2,583              2,925              3,415
       62,762             63,241              58,254             55,253             31,232             40,159
  -----------       ------------        ------------        -----------        -----------        -----------
      355,392          5,099,878             898,262          1,248,945            191,784            237,059
  -----------       ------------        ------------        -----------        -----------        -----------



   29,978,104         71,956,432          76,010,006         29,777,613         18,001,185         20,227,559
  -----------       ------------        ------------        -----------        -----------        -----------


  $45,940,067       $101,738,147        $119,778,157        $48,042,037        $28,922,653        $31,226,123
  ===========       ============        ============        ===========        ===========        ===========



  $     3,351       $      7,974        $      8,719        $     3,310        $     2,014        $     2,267
   47,456,833        113,125,098         123,687,058         46,855,682         28,481,327         32,074,540

      558,336           (182,190)            219,079            458,990            311,348            291,378
      120,138         (3,088,341)            632,421            405,141              7,775            121,320
   (2,198,591)        (8,124,394)         (4,769,120)           318,914            120,189         (1,263,382)
  -----------       ------------        ------------        -----------        -----------        -----------

  $45,940,067       $101,738,147        $119,778,157        $48,042,037        $28,922,653        $31,226,123
  ===========       ============        ============        ===========        ===========        ===========

       $13.71             $12.76              $13.74             $14.52             $14.36             $13.77
       ======             ======              ======             ======             ======             ======

  $76,415,409       $183,710,739        $198,273,305        $77,458,533        $46,067,787        $52,251,121
        1,199              2,878               3,040              1,191                720                809
    3,351,150          7,974,413           8,718,823          3,309,483          2,014,121          2,267,518

AUGUST 31, 2003
--------------------------------------------------------------------------------

                                                          NEW YORK
                                                           INSURED             NEW YORK           NEW YORK              VIRGINIA
                                                          MUNICIPAL           MUNICIPAL           MUNICIPAL             MUNICIPAL
ASSETS                                                  INCOME TRUST          BOND TRUST       INCOME TRUST II         BOND TRUST
                                                       -------------          -----------      ---------------         -----------
Investments at value(1) .............................  $ 140,774,085          $61,817,415       $ 109,156,474          $35,131,464
Cash ................................................        525,735                   --             530,628                   --
Interest receivable .................................      1,692,446              850,294           1,402,896              468,342
Other assets ........................................         21,397               13,430               9,966                4,959
                                                       -------------          -----------       -------------          -----------
                                                         143,013,663           62,681,139         111,099,964           35,604,765
                                                       -------------          -----------       -------------          -----------

LIABILITIES
Dividends payable -- common shares ..................        481,808             208,244              388,652              109,876
Investment advisory fee payable .....................         42,307              18,579               37,532               10,530
Deferred Trustees fees ..............................          1,680               2,770                2,249                2,645
Other accrued expenses ..............................         53,167              41,754               64,906               12,404
                                                       -------------          -----------       -------------          -----------
                                                             578,962              271,347             493,339              135,455
                                                       -------------          -----------       -------------          -----------

PREFERRED SHARES AT REDEMPTION VALUE
$.001 par value per share and $25,000 liquidation
  value per share, including dividends payable(2) ...     56,003,686           24,202,552          44,653,919           13,525,445
                                                       -------------          -----------       -------------          -----------

NET ASSETS APPLICABLE TO
    COMMON SHAREHOLDERS .............................  $  86,431,015          $38,207,240       $  65,952,706          $21,943,865
                                                       =============          ===========       =============          ===========

Composition of Net Assets Applicable to
  Common Shareholders:
  Par value .........................................  $       6,424          $     2,701       $       4,935          $     1,517
  Paid-in capital in excess of par ..................     91,110,843           38,226,462          69,975,321           21,432,670
  Undistributed (distributions in excess of)
    net investment income ...........................         95,731              312,841            (162,871)             307,522
  Accumulated net realized gain (loss) ..............        (58,039)            (142,737)           (722,685)              87,315
  Net unrealized appreciation (depreciation) ........     (4,723,944)            (192,027)         (3,141,994)             114,841
                                                       -------------          -----------       -------------          -----------
Net assets applicable to common shareholders,
  August 31, 2003 ...................................  $  86,431,015          $38,207,240       $  65,952,706          $21,943,865
                                                       =============          ===========       =============          ===========

Net asset value per common share(3) .................         $13.45               $14.15              $13.36               $14.46
                                                              ======               ======              ======               ======
(1)Investments at cost ..............................  $ 145,498,029          $62,009,442       $ 112,298,468          $35,016,623
(2)Preferred shares outstanding .....................          2,240                  968               1,786                  541
(3)Common shares outstanding ........................      6,424,108            2,700,991           4,935,268            1,517,041







                       See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
FOR THE PERIOD(1) ENDED AUGUST 31, 2003
--------------------------------------------------------------------------------


                                                                                                                      CALIFORNIA
                                                           INSURED                                                      INSURED
                                                          MUNICIPAL           MUNICIPAL           MUNICIPAL            MUNICIPAL
INVESTMENT INCOME                                       INCOME TRUST         BOND TRUST        INCOME TRUST II       INCOME TRUST
                                                        ------------         -----------       ---------------       ------------
  Interest Income ..................................    $ 24,028,072         $14,235,120         $ 28,839,608        $ 4,725,419
                                                        ------------         -----------         ------------        -----------

EXPENSES
  Investment advisory ..............................       2,611,439           1,554,607            2,817,658            524,363
  Transfer agent ...................................          14,642              16,055               16,030             13,637
  Custodian ........................................          89,322              69,958              102,333             30,378
  Reports to shareholders ..........................          55,183              37,595               52,214             20,455
  Trustees .........................................          43,089              20,411               45,540             10,794
  Registration .....................................          26,408              30,640               15,572             18,862
  Independent accountants ..........................          37,846              46,390               49,696             34,923
  Legal ............................................          26,589              26,236               30,483              8,862
  Insurance ........................................          30,526              23,703               51,223              8,379
  Organization .....................................          15,000                  --                   --             15,000
  Auction Agent ....................................         429,228             233,784              495,853             89,479
  Miscellaneous ....................................          36,381              30,219               40,807             12,545
                                                        ------------         -----------         ------------        -----------
    Total expenses .................................       3,415,653           2,089,598            3,717,409            787,677
    Less fees waived by Advisor ....................        (949,614)           (717,511)            (768,452)          (190,677)
    Less fees paid indirectly ......................         (55,587)            (16,709)             (22,351)           (26,047)
                                                        ------------         -----------         ------------        -----------
    Net expenses ...................................       2,410,452           1,355,378            2,926,606            570,953
                                                        ------------         -----------         ------------        -----------
Net investment income ..............................      21,617,620          12,879,742           25,913,002          4,154,466
                                                        ------------         -----------         ------------        -----------

REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss) on:
    Investments ....................................      (4,190,174)           (844,614)          (7,907,987)            73,698
    Futures ........................................              --              39,058              421,419                 --
                                                        ------------         -----------         ------------        -----------
                                                          (4,190,174)           (805,556)          (7,486,568)            73,698
  Net change in unrealized
    appreciation (depreciation) ....................     (11,769,497)         (6,670,938)         (16,689,310)        (6,110,796)
                                                        ------------         -----------         ------------        -----------
Net realized and unrealized loss ...................     (15,959,671)         (7,476,494)         (24,175,878)        (6,037,098)
                                                        ------------         -----------         ------------        -----------

DIVIDENDS AND DISTRIBUTIONS TO
  PREFERRED SHAREHOLDERS FROM:
  Net investment income ............................      (1,705,605)           (995,851)          (2,206,764)          (309,490)
  Net realized gains ...............................              --             (68,481)                  --                 --
                                                        ------------         -----------         ------------        -----------
Total dividends and distributions ..................      (1,705,605)         (1,064,332)          (2,206,764)          (309,490)
                                                        ------------         -----------         ------------        -----------

NET INCREASE (DECREASE) IN NET ASSETS
  APPLICABLE TO COMMON SHAREHOLDERS
  RESULTING FROM OPERATIONS ........................    $  3,952,344         $ 4,338,916         $   (469,640)       $(2,192,122)
                                                        ============         ===========         ============        ===========

-----------------
(1) Commencements of investment operations for the Insured Trusts were October 31, 2002. The statements for the Bond Trusts and the Income II Trusts are for one year.

                       See Notes to Financial Statements.

FOR THE PERIOD(1) ENDED AUGUST 31, 2003
--------------------------------------------------------------------------------

                                                                               CALIFORNIA            FLORIDA
                                                          CALIFORNIA            MUNICIPAL            INSURED              FLORIDA
                                                           MUNICIPAL             INCOME             MUNICIPAL            MUNICIPAL
INVESTMENT INCOME                                         BOND TRUST             TRUST II         INCOME TRUST          BOND TRUST
                                                         -----------         -------------         ----------          -----------
  Interest Income ...................................    $ 4,445,079         $   9,205,260         $7,513,053          $ 4,286,175
                                                         -----------         -------------         ----------          -----------

EXPENSES
  Investment advisory ...............................        514,030               980,615            871,287              517,987
  Transfer agent ....................................         16,047                15,612             13,723               15,927
  Custodian .........................................         17,161                32,609             43,793               17,161
  Reports to shareholders ...........................         17,054                22,766             24,324               17,408
  Trustees ..........................................         12,593                17,497             14,249               12,563
  Registration ......................................         23,636                 5,793             18,862               23,512
  Independent accountants ...........................         44,530                47,356             35,376               44,420
  Legal .............................................          9,323                13,269             11,574                9,321
  Insurance .........................................          6,546                21,061             11,968                5,621
  Organization ......................................             --                    --             15,000                   --
  Auction Agent .....................................         78,297               174,646            143,119               78,057
  Miscellaneous .....................................         19,450                26,901             15,935               19,675
                                                         -----------         -------------         ----------          -----------
  Total expenses ....................................        758,667             1,358,125          1,219,210              761,652
  Less fees waived by Advisor .......................       (237,245)             (267,440)          (316,831)            (239,071)
  Less fees paid indirectly .........................             --               (25,134)           (38,459)                  --
                                                         -----------         -------------         ----------          -----------
  Net expenses ......................................        521,422             1,065,551            863,920              522,581
                                                         -----------         -------------         ----------          -----------
Net investment income ...............................      3,923,657             8,139,709          6,649,133            3,763,594
                                                         -----------         -------------         ----------          -----------

REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss) on:
    Investments .....................................        333,162            (3,243,503)           632,254              617,109
    Futures .........................................             --               154,178                 --                   --
                                                         -----------         -------------         ----------          -----------
                                                             333,162            (3,089,325)           632,254              617,109
  Net change in unrealized
    appreciation (depreciation) .....................     (4,389,282)           (8,940,916)        (4,769,120)          (2,067,781)
                                                         -----------         -------------         ----------          -----------
Net realized and unrealized loss ....................     (4,056,120)          (12,030,241)        (4,136,866)          (1,450,672)
                                                         -----------         -------------         ----------          -----------

DIVIDENDS AND DISTRIBUTIONS TO
PREFERRED SHAREHOLDERS FROM:
  Net investment income .............................       (285,766)             (699,743)          (563,529)            (294,203)
  Net realized gains ................................        (36,465)                   --                 --              (25,515)
                                                         -----------         -------------         ----------          -----------
Total dividends and distributions ...................       (322,231)             (699,743)          (563,529)            (319,718)
                                                         -----------         -------------         ----------          -----------

NET INCREASE (DECREASE) IN NET ASSETS
  APPLICABLE TO COMMON SHAREHOLDERS
  RESULTING FROM OPERATIONS .........................    $  (454,694)        $  (4,590,275)        $1,948,738          $ 1,993,204
                                                         ===========         =============         ==========          ===========

----------------------
(1) Commencements of investment operations for the Insured Trusts were October 31, 2002. The statements for the Bond Trusts and the Income II Trusts are for one year.





                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                           NEW YORK
    MARYLAND          NEW JERSEY            INSURED          NEW YORK           NEW YORK           VIRGINIA
    MUNICIPAL          MUNICIPAL           MUNICIPAL         MUNICIPAL          MUNICIPAL          MUNICIPAL
   BOND TRUST         BOND TRUST         INCOME TRUST       BOND TRUST       INCOME TRUST II      BOND TRUST
  -----------        -----------         ------------       -----------      ---------------      -----------
  $ 2,504,517        $ 2,964,552         $ 5,493,979        $ 3,479,091        $ 5,558,515         $1,922,192
  -----------        -----------         -----------        -----------        -----------         ----------


      312,447            343,699             638,316            417,766            616,366            236,733
       16,058             16,058              13,866             16,053             16,030             16,058
       16,828             14,693              32,535             16,663             23,153             16,828
       15,047             15,560              18,491             16,556             19,012             12,041
       12,386             12,401              11,020             12,547             12,817             12,230
        1,401              1,535              18,862             23,512              3,760              1,099
       40,989             40,596              34,917             41,095             46,740             21,000
        8,702              8,708               9,912              8,725             10,660              8,521
        4,066              4,442               9,543              5,357             10,984              2,288
           --                 --              15,000                 --                 --                 --
       48,312             53,896             106,642             63,842            108,625             38,017
       14,224             18,104              15,695             17,710             18,325             11,548
  -----------        -----------         -----------        -----------        -----------         ----------
      490,460            529,692             924,799            639,826            886,472            376,363
     (144,206)          (158,630)           (232,115)          (192,815)          (168,100)          (109,262)
           --                 --             (27,826)                --            (17,014)                --
  -----------        -----------         -----------        -----------        -----------         ----------
      346,254            371,062             664,858            447,011            701,358            267,101
  -----------        -----------         -----------        -----------        -----------         ----------
    2,158,263          2,593,490           4,829,121          3,032,080          4,857,157          1,655,091
  -----------        -----------         -----------        -----------        -----------         ----------



       93,425            192,616             (58,730)          (143,156)          (722,685)           237,709
           --                 --                  --                 --                 --                 --
  -----------        -----------         -----------        -----------        -----------         ----------
       93,425            192,616             (58,730)          (143,156)          (722,685)           237,709

   (1,028,809)        (2,102,018)         (4,723,944)        (1,803,841)        (3,853,513)          (910,742)
  -----------        -----------         -----------        -----------        -----------         ----------
     (935,384)        (1,909,402)         (4,782,674)        (1,946,997)        (4,576,198)          (673,033)
  -----------        -----------         -----------        -----------        -----------         ----------



     (192,706)          (194,504)           (420,505)          (249,849)          (476,593)          (121,007)
      (11,022)           (16,272)                 --            (21,352)                --            (22,888)
  -----------        -----------         -----------        -----------        -----------         ----------
     (203,728)          (210,776)           (420,505)          (271,201)          (476,593)          (143,895)
  -----------        -----------         -----------        -----------        -----------         ----------



  $ 1,019,151        $   473,312         $  (374,058)       $   813,882        $  (195,634)        $  838,163
  ===========        ===========         ===========        ===========        ===========         ==========

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD(1) ENDED AUGUST 31, 2003, AND FOR THE PERIOD(2) ENDED
AUGUST 31, 2002
--------------------------------------------------------------------------------


                                                        INSURED
                                                       MUNICIPAL
                                                      INCOME TRUST        MUNICIPAL BOND TRUST         MUNICIPAL INCOME TRUST II
                                                     -------------   -----------------------------   -----------------------------
INCREASE (DECREASE) IN NET ASSETS                         2003            2003           2002            2003            2002
  APPLICABLE TO COMMON SHAREHOLDERS                  -------------   -------------   -------------   -------------   -------------
OPERATIONS:
  Net investment income ...........................  $  21,617,620   $  12,879,742   $   3,112,184   $  25,913,002   $     784,425
  Net realized gain (loss) ........................     (4,190,174)       (805,556)        367,062      (7,486,568)             --
  Net change in unrealized appreciation ...........    (11,769,497)     (6,670,938)      5,302,975     (16,689,310)      1,645,658
  Dividends and distributions to preferred
    shareholders from:
    Net investment income .........................     (1,705,605)       (995,851)       (257,276)     (2,206,764)             --
    Net realized gain .............................             --         (68,481)             --              --              --
                                                     -------------   -------------   -------------   -------------   -------------
Net increase (decrease) in net assets resulting
  from operations .................................      3,952,344       4,338,916       8,524,945        (469,640)      2,430,083
                                                     -------------   -------------   -------------   -------------   -------------

DIVIDENDS AND DISTRIBUTIONS TO
  COMMON SHAREHOLDERS FROM:
  Net investment income ...........................    (18,333,305)    (10,290,066)     (2,557,095)    (22,875,695)             --
  Net realized gain ...............................             --        (529,092)             --              --              --
                                                     -------------   -------------   -------------   -------------   -------------
Total dividends and distributions .................    (18,333,305)    (10,819,158)     (2,557,095)    (22,875,695)             --
                                                     -------------   -------------   -------------   -------------   -------------

CAPITAL SHARE TRANSACTIONS:(3)
  Net proceeds from the issuance of common shares..    343,210,001              --     133,612,802              --     306,727,751
  Net proceeds from the underwriters' over-
    allotment option exercised ....................     28,590,000              --      10,743,750       4,288,500      14,325,000
  Underwriting discounts and offering costs
    relating to the issuance of preferred shares ..     (2,657,181)             --      (1,265,738)     (2,294,668)             --
  Reinvestment of common dividends ................      1,675,800         178,549         193,896         205,295              --
                                                     -------------   -------------   -------------   -------------   -------------
Net proceeds from capital share transactions ......    370,818,620         178,549     143,284,710       2,199,127     321,052,751
                                                     -------------   -------------   -------------   -------------   -------------
Total increase (decrease) .........................    356,437,659      (6,301,693)    149,252,560     (21,146,208)    323,482,834
                                                     -------------   -------------   -------------   -------------   -------------

NET ASSETS APPLICABLE TO
  COMMON SHAREHOLDERS:
Beginning of period ...............................             --     149,252,560              --     323,482,834              --
                                                     -------------   -------------   -------------   -------------   -------------
End of period .....................................  $ 356,437,659   $ 142,950,867   $ 149,252,560   $ 302,336,626   $ 323,482,834
                                                     =============   =============   =============   =============   =============
End of period undistributed (distributions
  in excess of) net investment income .............  $   1,592,764   $   1,899,905   $     297,813   $   1,629,878   $     784,425

---------------------
(1) Commencements of investment operations for the Insured Trusts were October 31, 2002. The statements for the Bond Trusts and the Income II Trusts are for one year. This information includes the initial investment by BlackRock Funding, Inc.

(2) Commencements of investment operations for the Bond Trusts and the Income II Trusts were April 30, 2002, and July 30, 2002, respectively. This information includes the initial investment by BlackRock Funding, Inc.

(3) Prior period amounts have been reclassified to conform to the current period's presentation.




                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

  CALIFORNIA                                                                                                          FLORIDA
    INSURED                                                                                                           INSURED
   MUNICIPAL                       CALIFORNIA                                    CALIFORNIA                          MUNICIPAL
 INCOME TRUST                 MUNICIPAL BOND TRUST                        MUNICIPAL INCOME TRUST II                INCOME TRUST
 ------------         ------------------------------------          -------------------------------------          -------------
      2003                 2003                    2002                   2003                    2002                  2003
 ------------         ------------            ------------          -------------           -------------          -------------

  $  4,154,466         $  3,923,657            $    926,051          $   8,139,709           $     128,802          $   6,649,133
        73,698              333,162                 101,627             (3,089,325)                     --                632,254
    (6,110,796)          (4,389,282)              2,190,691             (8,940,916)                816,522             (4,769,120)


      (309,490)            (285,766)                (79,291)              (699,743)                     --               (563,529)
            --              (36,465)                     --                     --                      --                     --
  ------------         ------------            ------------          -------------           -------------          -------------

    (2,192,122)            (454,694)              3,139,078             (4,590,275)                945,324              1,948,738
  ------------         ------------            ------------          -------------           -------------          -------------



    (3,551,261)          (3,151,958)               (784,357)            (7,764,974)                     --             (5,881,358)
            --             (278,186)                     --                     --                      --                     --
  ------------         ------------            ------------          -------------           -------------          -------------
    (3,551,261)          (3,430,144)               (784,357)            (7,764,974)                     --             (5,881,358)
  ------------         ------------            ------------          -------------           -------------          -------------


    71,605,001                   --              42,994,952                     --             105,901,001            114,493,001

     3,573,750                   --               4,798,875              2,144,250               5,730,000             10,006,500

      (609,518)             (21,849)               (425,251)              (849,475)                     --               (944,848)
        84,057               12,499                 110,958                222,296                      --                156,124
  ------------         ------------            ------------          -------------           -------------          -------------
    74,653,290               (9,350)             47,479,534              1,517,071             111,631,001            123,710,777
  ------------         ------------            ------------          -------------           -------------          -------------
    68,909,907           (3,894,188)             49,834,255            (10,838,178)            112,576,325            119,778,157
  ------------         ------------            ------------          -------------           -------------          -------------



            --           49,834,255                      --            112,576,325                      --                     --
  ------------         ------------            ------------          -------------           -------------          -------------
  $ 68,909,907         $ 45,940,067            $ 49,834,255          $ 101,738,147           $ 112,576,325          $ 119,778,157
  ============         ============            ============          =============           =============          =============

  $    308,708         $    558,336            $     62,403          $    (182,190)          $     128,802          $     219,079

FOR THE PERIOD(1) ENDED AUGUST 31, 2003, AND FOR THE PERIOD(2) ENDED
AUGUST 31, 2002
--------------------------------------------------------------------------------



                                                                      FLORIDA                                 MARYLAND
                                                               MUNICIPAL BOND TRUST                     MUNICIPAL BOND TRUST
                                                           ------------------------------          -------------------------------
INCREASE (DECREASE) IN NET ASSETS                             2003               2002                   2003              2002
  APPLICABLE TO COMMON SHAREHOLDERS                        ------------     -------------          -------------     -------------
OPERATIONS:
  Net investment income .................................  $  3,763,594     $     851,789          $   2,158,263     $     506,802
  Net realized gain (loss) ..............................       617,109                --                 93,425            (2,107)
  Net change in unrealized appreciation .................    (2,067,781)        2,386,695             (1,028,809)        1,148,998
  Dividends and distributions to preferred
    shareholders from:
    Net investment income ...............................      (294,203)          (77,259)              (192,706)          (51,559)
    Net realized gain ...................................       (25,515)               --                (11,022)               --
                                                           ------------     -------------          -------------     -------------
Net increase (decrease) in net assets resulting
  from operations .......................................     1,993,204         3,161,225              1,019,151         1,602,134
                                                           ------------     -------------          -------------     -------------

DIVIDENDS AND DISTRIBUTIONS TO
  COMMON SHAREHOLDERS FROM:
  Net investment income .................................    (3,038,237)         (756,694)            (1,696,742)         (422,681)
  Net realized gain .....................................      (186,453)               --                (72,550)               --
                                                           ------------     -------------          -------------     -------------
Total dividends and distributions .......................    (3,224,690)         (756,694)            (1,769,292)         (422,681)
                                                           ------------     -------------          -------------     -------------

CAPITAL SHARE TRANSACTIONS:(3)
  Net proceeds from the issuance of common shares .......            --        41,921,628                     --        25,271,852
  Net proceeds from the underwriters' over-
    allotment option exercised ..........................            --         5,371,875                     --         3,509,625
  Underwriting discounts and offering costs
    relating to the issuance of preferred shares ........       (28,492)         (422,474)               (50,675)         (258,959)
  Reinvestment of common dividends ......................        18,121             8,334                 18,519             2,979
                                                           ------------     -------------          -------------     -------------
Net proceeds from capital share transactions ............       (10,371)       46,879,363                (32,156)       28,525,497
                                                           ------------     -------------          -------------     -------------
Total increase (decrease) ...............................    (1,241,857)       49,283,894               (782,297)       29,704,950
                                                           ------------     -------------          -------------     -------------

NET ASSETS APPLICABLE TO
  COMMON SHAREHOLDERS:
Beginning of period .....................................    49,283,894                --             29,704,950                --
                                                           ------------     -------------          -------------     -------------
End of period ...........................................  $ 48,042,037     $  49,283,894          $  28,922,653     $  29,704,950
                                                           ============     =============          =============     =============
End of period undistributed (distributions in
  excess of) net investment income ......................  $    458,990     $      17,836          $     311,348     $      32,562

--------------------
(1) Commencements of investment operations for the Insured Trusts were October 31, 2002. The statements for the Bond Trusts and the Income II Trusts are for one year. This information includes the initial investment by BlackRock Funding, Inc.

(2) Commencements of investment operations for the Bond Trusts and the Income II Trusts were April 30, 2002, and July 30, 2002, respectively. This information includes the initial investment by BlackRock Funding, Inc.

(3) Prior period amounts have been reclassified to conform to the current period's presentation.







                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                       NEW YORK
                                        INSURED
            NEW JERSEY                 MUNICIPAL                   NEW YORK                              NEW YORK
       MUNICIPAL BOND TRUST          INCOME TRUST            MUNICIPAL BOND TRUST                MUNICIPAL INCOME TRUST II
 -------------------------------      ------------      -------------------------------      -------------------------------
     2003               2002              2003              2003               2002              2003               2002
 ------------       ------------      ------------      ------------       ------------      ------------      -------------

 $  2,593,490       $    567,668      $  4,829,121      $  3,032,080       $    679,537      $  4,857,157      $     103,447
      192,616             88,643           (58,730)         (143,156)           176,216          (722,685)                --
   (2,102,018)           838,636        (4,723,944)       (1,803,841)         1,611,814        (3,853,513)           711,519


     (194,504)           (48,286)         (420,505)         (249,849)           (64,545)         (476,593)                --
      (16,272)              (565)               --           (21,352)              (247)               --                 --
 ------------       ------------      ------------      ------------       ------------      ------------      -------------

      473,312          1,446,096          (374,058)          813,882          2,402,775          (195,634)           814,966
 ------------       ------------      ------------      ------------       ------------      ------------      -------------



   (2,110,955)          (519,382)       (4,327,194)       (2,475,984)          (614,992)       (4,661,882)                --
     (143,682)            (6,073)               --          (155,250)            (2,354)               --                 --
 ------------       ------------      ------------      ------------       ------------      ------------      -------------
   (2,254,637)          (525,455)       (4,327,194)       (2,631,234)          (617,346)       (4,661,882)                --
 ------------       ------------      ------------      ------------       ------------      ------------      -------------


           --         28,702,502        85,901,501                --         35,135,552                --         64,447,001

           --          3,581,250         5,718,000                --          3,438,000         1,072,125          5,013,750

      (48,427)          (289,857)         (711,970)          (37,459)          (345,056)         (567,282)                --
       75,007             66,332           224,736                --             48,126            29,662                 --
 ------------       ------------      ------------      ------------       ------------      ------------      -------------
       26,580         32,060,227        91,132,267           (37,459)        38,276,622           534,505         69,460,751
 ------------       ------------      ------------      ------------       ------------      ------------      -------------
   (1,754,745)        32,980,868        86,431,015        (1,854,811)        40,062,051        (4,323,011)        70,275,717
 ------------       ------------      ------------      ------------       ------------      ------------      -------------



   32,980,868                 --                --        40,062,051                 --        70,275,717                 --
 ------------       ------------      ------------      ------------       ------------      ------------      -------------
 $ 31,226,123       $ 32,980,868      $ 86,431,015      $ 38,207,240       $ 40,062,051      $ 65,952,706      $  70,275,717
 ============       ============      ============      ============       ============      ============      =============

 $    291,378       $     (6,638)     $     95,731      $    312,841        $    (2,601)     $   (162,871)     $     103,447

FOR THE YEAR ENDED AUGUST 31, 2003, AND FOR THE PERIOD(1) ENDED AUGUST 31, 2002
--------------------------------------------------------------------------------


                                                                       VIRGINIA
                                                                 MUNICIPAL BOND TRUST
                                                           -------------------------------
INCREASE (DECREASE) IN NET ASSETS                               2003              2002
  APPLICABLE TO COMMON SHAREHOLDERS                        ------------       ------------

OPERATIONS:
  Net investment income .................................  $   1,655,091      $    412,690
  Net realized gain .....................................        237,709            23,871
  Net change in unrealized appreciation .................       (910,742)        1,025,583
  Dividends and distributions to preferred
    shareholders from:
    Net investment income ...............................       (121,007)          (39,206)
    Net realized gain ...................................        (22,888)               --
                                                            ------------      ------------
Net increase in net assets resulting
  from operations .......................................        838,163         1,422,938
                                                            ------------      ------------

DIVIDENDS AND DISTRIBUTIONS TO
  COMMON SHAREHOLDERS FROM:
  Net investment income .................................     (1,289,511)         (320,535)
  Net realized gain .....................................       (151,377)               --
                                                            ------------      ------------
Total dividends and distributions .......................     (1,440,888)         (320,535)
                                                            ------------      ------------

CAPITAL SHARE TRANSACTIONS:(2)
  Net proceeds from the issuance of common shares .......             --        19,270,352
  Net proceeds from the underwriters' overallotment
    option exercised ....................................             --         2,363,625
  Underwriting discounts and offering costs
    relating to the issuance of preferred shares ........        (58,033)         (196,816)
  Reinvestment of common dividends ......................         60,042             5,017
                                                            ------------      ------------
Net proceeds from capital share transactions ............          2,009        21,442,178
                                                            ------------      ------------
Total increase (decrease) ...............................       (600,716)       22,544,581
                                                            ------------      ------------

NET ASSETS APPLICABLE TO
  COMMON SHAREHOLDERS:
Beginning of period .....................................     22,544,581                --
                                                            ------------      ------------
End of period ...........................................   $ 21,943,865      $ 22,544,581
                                                            ============      ============
End of period undistributed net investment income .......   $    307,522      $     52,949

-------------------
(1) Commencements of investment operations for Virginia Bond was April 30, 2002. This information includes the initial investment by BlackRock Funding, Inc.

(2) Prior period amounts have been reclassified to conform to the current period's presentation.






                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

FOR THE PERIOD(1) ENDED AUGUST 31, 2003, AND FOR THE PERIOD(2) ENDED AUGUST 31, 2002
--------------------------------------------------------------------------------

                                                     INSURED
                                                    MUNICIPAL
                                                   INCOME TRUST        MUNICIPAL BOND TRUST        MUNICIPAL INCOME TRUST II
                                                   ------------      ------------------------      -------------------------
                                                       2003            2003            2002           2003            2002
                                                  -------------      --------        --------      ----------       --------
PER COMMON SHARE OPERATING
  PERFORMANCE:
Net asset value, beginning of period .............   $  14.33(3)     $  14.76        $  14.33(3)     $  14.40       $  14.33(3)
                                                     --------        --------        --------        --------       --------
Investment operations:
  Net investment income ..........................       0.83            1.28            0.31            1.14           0.03
  Net realized and unrealized gain (loss) ........      (0.62)          (0.74)           0.52           (1.06)          0.07
  Dividends to preferred shareholders:
    Net investment income ........................      (0.07)          (0.10)          (0.03)          (0.10)            --
    Net realized gains ...........................         --           (0.01)             --              --             --
                                                     --------        --------        --------        --------       --------
Net increase (decrease) from investment operations       0.14            0.43            0.80           (0.02)          0.10
                                                     --------        --------        --------        --------       --------
Dividends to common shareholders:
  Net investment income ..........................      (0.70)          (1.02)          (0.25)          (1.00)            --
  Net realized gains .............................         --           (0.05)             --              --             --
                                                     --------        --------        --------        --------       --------
Total dividends and distributions ................      (0.70)          (1.07)          (0.25)          (1.00)            --
                                                     --------        --------        --------        --------       --------
Capital charges with respect to issuance of:
  Common shares ..................................      (0.03)             --           (0.03)             --          (0.03)
  Preferred shares ...............................      (0.10)             --           (0.09)          (0.10)            --
                                                     --------        --------        --------        --------       --------
Total capital charges ............................      (0.13)             --           (0.12)          (0.10)         (0.03)
                                                     --------        --------        --------        --------       --------
Net asset value, end of period ...................   $  13.64          $14.12          $14.76          $13.28       $  14.40
                                                     ========        ========        ========        ========       ========
Market price, end of period ......................   $  13.51          $13.66          $14.90          $13.11       $  15.00
                                                     ========        ========        ========        ========       ========
TOTAL INVESTMENT RETURN(4) .......................      (5.39)%         (1.20)%          1.07%          (6.00)%         0.00%
                                                     ========        ========        ========        ========       ========
RATIOS TO AVERAGE NET ASSETS OF
  COMMON SHAREHOLDERS:(5)
Expenses after fees waived and paid indirectly ...      0.77%(6)         0.91%          0.90%(6)         0.92%          0.65%(7)
Expenses before fees waived and paid indirectly ..      1.10%(6)         1.41%          1.32%(6)         1.17%          0.80%(7)
Net investment income after fees waived and paid
  indirectly and before preferred share dividends       6.95%(6)         8.66%          6.35%(6)         8.15%          2.82%(7)
Preferred share dividends ........................      0.55%(6)         0.67%          0.53%(6)         0.69%          0.00%(7)
Net investment income available to
  common shareholders ............................      6.40%(6)         7.99%          5.82%(6)         7.46%          2.82%(7)

SUPPLEMENTAL DATA:
Average net assets of common shareholders (000) ..   $372,269        $148,670        $144,196        $318,014       $307,165
Portfolio turnover ...............................         46%             21%             22%            118%             0%
Net assets of common shareholders,
  end of period (000) ............................   $356,438        $142,951        $149,253        $302,337       $323,483
Preferred shares value outstanding (000) .........   $228,975        $ 90,500        $ 90,500        $205,550       $     --
Asset coverage per preferred share, end of period    $ 63,919        $ 64,491        $ 66,233        $ 61,774       $     --

---------------
(1) Commencements of investment operations for the Insured Trusts were October 31, 2002. The statements for the Bond Trusts and the Income II Trusts are for one year. This information includes the initial investments by BlackRock Funding, Inc.

(2) Commencements of investment operations for the Bond Trusts and the Income II
    Trusts  were  April  30,  2002,  and  July  30,  2002,  respectively.   This
    information includes the initial investments by BlackRock Funding, Inc.

(3) Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.

(4) Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under each Trust's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

(5) Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.

(6) Annualized.

(7) These annualized ratios are not indicative of future expense ratios, due to the short operating history of the Income II Trusts. Please refer to each Trust's prospectus for the estimated expense ratios.

The information in these Financial Highlights represents the audited operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for each Trust's common shares.

                       See Notes to Financial Statements.

FOR THE PERIOD(1) ENDED AUGUST 31, 2003, AND FOR THE PERIOD(2) ENDED AUGUST 31, 2002
--------------------------------------------------------------------------------

                                                    CALIFORNIA
                                                      INSURED
                                                     MUNICIPAL              CALIFORNIA                      CALIFORNIA
                                                    INCOME TRUST        MUNICIPAL BOND TRUST          MUNICIPAL INCOME TRUST II
                                                   -------------      -------------------------       -------------------------
                                                       2003              2003            2002            2003            2002
                                                     --------          --------        --------        --------        --------
PER COMMON SHARE OPERATING
  PERFORMANCE:
Net asset value, beginning of period .............   $  14.33(3)       $  14.87        $  14.33(3)     $  14.42        $  14.33(3)
                                                     --------          --------        --------        --------        --------
Investment operations:
  Net investment income ..........................       0.79              1.18            0.28            1.02            0.02
  Net realized and unrealized gain (loss) ........      (1.15)            (1.21)           0.63           (1.51)           0.10
  Dividends to preferred shareholders:
    Net investment income ........................      (0.06)            (0.09)          (0.02)          (0.09)             --
    Net realized gains ...........................         --             (0.01)             --              --              --
                                                     --------          --------        --------        --------        --------
Net increase (decrease) from investment operations      (0.42)            (0.13)           0.89           (0.58)          (0.12)
                                                     --------          --------        --------        --------        --------
Dividends to common shareholders:
  Net investment income ..........................      (0.67)            (0.94)          (0.23)          (0.97)             --
  Net realized gains .............................         --             (0.08)             --              --              --
                                                     --------          --------        --------        --------        --------
Total dividends and distributions ................      (0.67)            (1.02)          (0.23)          (0.97)             --
                                                     --------          --------        --------        --------        --------
Capital charges with respect to issuance of:
  Common shares ..................................      (0.03)               --           (0.03)             --           (0.03)
  Preferred shares ...............................      (0.12)            (0.01)          (0.09)          (0.11)             --
                                                     --------          --------        --------        --------        --------
Total capital charges ............................      (0.15)            (0.01)          (0.12)          (0.11)          (0.03)
                                                     --------          --------        --------        --------        --------
Net asset value, end of period ...................   $  13.09          $  13.71        $  14.87        $  12.76        $  14.42
                                                     ========          ========        ========        ========        ========
Market price, end of period ......................   $  13.01          $  13.15        $  14.58        $  13.01        $  15.01
                                                     ========          ========        ========        ========        ========
TOTAL INVESTMENT RETURN(4) .......................      (8.98)%           (2.92)%         (1.23)%         (6.94)%          0.07%
                                                     ========          ========        ========        ========        ========
RATIOS TO AVERAGE NET ASSETS OF
  COMMON SHAREHOLDERS:(5)
Expenses after fees waived and paid indirectly ...       0.92%(6)          1.06%           1.12%(6)        0.97%           1.05%(7)
Expenses before fees waived and paid indirectly ..       1.27%(6)          1.54%           1.53%(6)        1.23%           1.20%(7)
Net investment income after fees waived and paid
  indirectly and before preferred share dividends        6.69%(6)          7.99%           5.75%(6)        7.38%           1.35%(7)
Preferred share dividends ........................       0.50%(6)          0.58%           0.49%(6)        0.63%           0.00%(7)
Net investment income available to
  common shareholders ............................       6.19%(6)          7.41%           5.26%(6)        6.75%           1.35%(7)
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000) ..   $ 74,302          $ 49,107        $ 47,390        $110,286        $105,895
Portfolio turnover ...............................         41%               22%             18%             85%              0%
Net assets of common shareholders,
  end of period (000) ............................   $ 68,910          $ 45,940        $ 49,834        $101,738        $112,576
Preferred shares value outstanding (000) .........   $ 46,500          $ 29,975        $ 29,975        $ 71,950        $     --
Asset coverage per preferred share, end of period    $ 62,052          $ 63,318        $ 66,569        $ 60,353        $     --

-----------
(1) Commencements of investment operations for the Insured Trusts were October 31, 2002. The statements for the Bond Trusts and the Income II Trusts are for one year. This information includes the initial investments by BlackRock Funding, Inc.

(2) Commencements of investment operations for the Bond Trusts and the Income II
    Trusts  were  April  30,  2002,  and  July  30,  2002,  respectively.   This
    information includes the initial investments by BlackRock Funding, Inc.

(3) Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.

(4) Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under each Trust's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

(5) Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.

(6) Annualized.

(7) These annualized ratios are not indicative of future expense ratios, due to the short operating history of the Income II Trusts. Please refer to each Trust's prospectus for the estimated expense ratios.

The information in these Financial Highlights represents the audited operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for each Trust's common shares.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

  FLORIDA
  INSURED
 MUNICIPAL                     FLORIDA                             MARYLAND                             NEW JERSEY
INCOME TRUST             MUNICIPAL BOND TRUST                 MUNICIPAL BOND TRUST                 MUNICIPAL BOND TRUST
------------        --------------------------             --------------------------             ---------------------
    2003              2003               2002                2003               2002               2003          2002
  --------          -------            -------             -------            -------             -------       -------


  $  14.33(3)       $ 14.90            $ 14.33(3)          $ 14.76            $ 14.33(3)          $ 14.58       $ 14.33(3)
  --------          -------            -------             -------            -------             -------       -------

      0.75             1.14               0.26                1.07               0.25                1.15          0.25
     (0.47)           (0.43)              0.68               (0.45)              0.53               (0.85)         0.37

     (0.06)           (0.09)             (0.02)              (0.10)             (0.03)              (0.09)        (0.02)
        --            (0.01)                --               (0.01)                --               (0.01)           --
  ========          =======            =======             =======            =======             =======       =======
      0.22             0.61               0.92                0.51               0.75                0.20          0.60
  ========          =======            =======             =======            =======             =======       =======

     (0.67)           (0.92)             (0.23)              (0.84)             (0.21)              (0.93)        (0.23)
        --            (0.06)                --               (0.04)                --               (0.06)           --
  ========          =======            =======             =======            =======             =======       =======
     (0.67)           (0.98)             (0.23)              (0.88)             (0.21)              (0.99)        (0.23)
  ========          =======            =======             =======            =======             =======       =======

     (0.03)              --              (0.03)                 --              (0.02)                 --         (0.03)
     (0.11)           (0.01)             (0.09)              (0.03)             (0.09)              (0.02)        (0.09)
  ========          =======            =======             =======            =======             =======       =======
     (0.14)           (0.01)             (0.12)              (0.03)             (0.11)              (0.02)        (0.12)
  ========          =======            =======             =======            =======             =======       =======
  $  13.74          $ 14.52            $ 14.90             $ 14.36            $ 14.76             $ 13.77       $ 14.58
  ========          =======            =======             =======            =======             =======       =======
  $  13.20          $ 13.55            $ 14.92             $ 13.90            $ 14.95             $ 13.64       $ 14.65
  ========          =======            =======             =======            =======             =======       =======
     (7.78)%          (2.90)%             1.03%              (1.32)%             1.10%             (0.10)%       (0.75)%
  ========          =======            =======             =======            =======             =======       =======


      0.83%(6)         1.05%              1.12%(6)            1.15%              1.12%(6)            1.14%         1.15%
      1.17%(6)         1.53%              1.54%(6)            1.63%              1.54%(6)            1.62%         1.57%

      6.39%(6)         7.54%              5.36%(6)            7.18%              5.30%(6)            7.94%         5.29%
      0.54%(6)         0.59%              0.49%(6)            0.64%              0.54%(6)            0.60%         0.45%

      5.85%(6)         6.95%              4.87%(6)             6.54%              4.76%(6)           7.34%         4.84%

  $124,543          $49,915            $46,792             $30,069            $28,153             $32,652       $31.611
        50%              19%                 0%                 14%                 1%                 20%           17%

  $119,778          $48,042            $49,284             $28,923            $29,705             $31,226       $32,981
  $ 76,000          $29,775            $29,775             $18,000            $18,000             $20,225       $20,225
  $ 64,404          $65,340            $66,383             $65,172            $66,259             $63,602       $65,771

FOR THE PERIOD(1) ENDED AUGUST 31, 2003, AND FOR THE PERIOD(2) ENDED AUGUST 31, 2002
--------------------------------------------------------------------------------

                                                       NEW YORK
                                                        INSURED
                                                       MUNICIPAL               NEW YORK                        NEW YORK
                                                     INCOME TRUST        MUNICIPAL BOND TRUST          MUNICIPAL INCOME TRUST II
                                                     ------------       -----------------------        -------------------------
                                                          2003            2003           2002            2003            2002
                                                        -------         -------         -------         -------         -------
PER COMMON SHARE OPERATING
  PERFORMANCE:
Net asset value, beginning of period ................   $ 14.33(3)      $ 14.83         $ 14.33(3)      $ 14.47         $ 14.33(3)
                                                        -------         -------         -------         -------         -------
Investment operations:
  Net investment income .............................      0.75            1.12            0.25            0.98            0.02
  Net realized and unrealized gain (loss) ...........     (0.75)          (0.71)           0.62           (0.94)           0.15
  Dividends to preferred shareholders:
    Net investment income ...........................     (0.07)          (0.09)          (0.02)          (0.10)             --
    Net realized gains ..............................        --           (0.01)             --              --              --
                                                        -------         -------         -------         -------         -------
Net increase (decrease) from investment operations ..     (0.07)           0.31            0.85           (0.06)           0.17
                                                        -------         -------         -------         -------         -------
Dividends to common shareholders:
  Net investment income .............................     (0.67)          (0.92)          (0.23)          (0.94)             --
  Net realized gains ................................        --           (0.06)             --              --              --
                                                        -------         -------         -------         -------         -------
Total dividends and distributions ...................     (0.67)          (0.98)          (0.23)          (0.94)             --
                                                        -------         -------         -------         -------         -------
Capital charges with respect to issuance of:
  Common shares .....................................     (0.03)             --           (0.03)             --           (0.03)
  Preferred shares ..................................     (0.11)          (0.01)          (0.09)          (0.11)             --
                                                        -------         -------         -------         -------         -------
Total capital charges ...............................     (0.14)          (0.01)          (0.12)          (0.11)          (0.03)
                                                        -------         -------         -------         -------         -------
Net asset value, end of period ......................   $ 13.45         $ 14.15         $ 14.83         $ 13.36         $ 14.47
                                                        =======         =======         =======         =======         =======
Market price, end of period .........................   $ 13.28         $ 13.35         $ 14.50         $ 13.12         $ 15.10
                                                        =======         =======         =======         =======         =======
TOTAL INVESTMENT RETURN(4) ..........................     (7.13)%         (1.26)%         (1.78)%         (6.93)%          0.67%
                                                        =======         =======         =======         =======         =======
RATIOS TO AVERAGE NET ASSETS OF
  COMMON SHAREHOLDERS:(5)
Expenses after fees waived and paid indirectly ......      0.87%(6)        1.12%           1.12%(6)        1.00%           1.43%(7)
Expenses before fees waived and paid indirectly .....      1.22%(6)        1.60%           1.54%(6)        1.27%           1.58%(7)
Net investment income after fees waived and paid
   indirectly and before preferred share dividends ..      6.35%(6)        7.57%           5.24%(6)        6.95%           1.77%(7)
Preferred share dividends ...........................      0.55%(6)        0.62%           0.50%(6)        0.68%           0.00%(7)
Net investment income available to
  common shareholders ...............................      5.80%(6)        6.95%           4.74%(6)        6.27%           1.77%(7)
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000) .....   $90,967         $40,072         $38,183         $69,863         $64,673
Portfolio turnover ..................................        80%              7%             15%             40%              0%
Net assets of common shareholders,
  end of period (000) ...............................   $86,431         $38,207         $40,062         $65,953         $70,276
Preferred shares value outstanding (000) ............   $56,000         $24,200         $24,200         $44,650         $    --
Asset coverage per preferred share, end of period ...   $63,587         $64,473         $66,390         $61,930         $    --

---------------
(1) Commencements of investment operations for the Insured Trusts were October 31, 2002. The statements for the Bond Trusts and the Income II Trusts are for one year. This information includes the initial investments by BlackRock Funding, Inc.

(2) Commencements of investment operations for the Bond Trusts and the Income II
    Trusts  were  April  30,  2002,  and  July  30,  2002,  respectively.   This
    information includes the initial investments by BlackRock Funding, Inc.

(3) Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.

(4) Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under each Trust's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

(5) Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.

(6) Annualized.

(7) These annualized ratios are not indicative of future expense ratios, due to the short operating history of the Income II Trusts. Please refer to each Trust's prospectus for the estimated expense ratios.

The information in these Financial Highlights represents the audited operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for each Trust's common shares.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------


            VIRGINIA
     MUNICIPAL BOND TRUST
   -----------------------
     2003            2002
   -------         -------


   $ 14.90         $ 14.33(3)
   -------         -------

      1.09            0.27
     (0.44)           0.65

     (0.08)          (0.03)
     (0.02)             --
   -------         -------
      0.55            0.89
   -------         -------

     (0.85)          (0.21)
     (0.10)             --
   -------         -------
     (0.95)          (0.21)
   -------         -------

        --           (0.02)
     (0.04)          (0.09)
   -------         -------
     (0.04)          (0.11)
   -------         -------
   $ 14.46         $ 14.90
   =======         =======
   $ 14.40         $ 15.20
   =======         =======
      0.94%           2.81%
   =======         =======


      1.17%           1.12%(6)
      1.64%           1.54%(6)

      7.23%           5.70%(6)
      0.53%           0.54%(6)

      6.70%           5.16%(6)

   $22,896         $21,321
        18%              8%

   $21,944         $22,545
   $13,525         $13,525
   $65,562         $66,674

NOTES TO FINANCIAL STATEMENTS
---------------------------------------------------------------


NOTE 1. ORGANIZATION
&  ACCOUNTING   POLICIES
BlackRock Insured Municipal Income Trust ("Insured Municipal"), BlackRock California Insured Municipal Income Trust ("California Insured"), BlackRock Florida Insured Municipal Income Trust ("Florida Insured"), BlackRock New York Insured Municipal Income Trust ("New York Insured") (collectively the "Insured Trusts"), BlackRock Municipal Bond Trust ("Municipal Bond"), BlackRock California Municipal Bond Trust ("California Bond"), BlackRock Florida Municipal Bond Trust ("Florida Bond"), BlackRock Maryland Municipal Bond Trust ("Maryland Bond"), BlackRock NewJersey Municipal Bond Trust ("New Jersey Bond"), BlackRock New York Municipal Bond Trust ("New York Bond"), BlackRock Virginia Municipal Bond Trust ("Virginia Bond")(collectively the "Bond Trusts"), BlackRock Municipal Income Trust II("Municipal Income II"), BlackRock California Municipal Income Trust II("California Income II") and BlackRock New York Municipal Income Trust II("New York Income II") (collectively the "Income IITrusts")(collectively the "Trusts") are organized as Delaware statutory trusts. The Insured Trusts were organized on August 19, 2002. They had no transactions until October 19, 2002, when each of the Insured Trusts sold 8,028 common shares for $115,001 to BlackRock Funding, Inc. Investment operations for the Insured Trusts commenced on October 31, 2002. Insured Municipal, Municipal Bond and Municipal Income II are registered as diversified closed-end management investment companies under the Investment Company Act of 1940, as amended. California Insured, California Bond, California Income II, Florida Insured, Florida Bond, Maryland Bond, New Jersey Bond, New York Insured, New York Bond, New York Income II and Virginia Bond are registered as non-diversified closed-end management investment companies under the Investment Company Act of 1940, as amended.

The following is a summary of significant accounting policies followed by the Trusts.

SECURITIES VALUATION: Municipal securities (including commitments to purchase such securities on a "when-issued" basis) are valued on the basis of prices provided by dealers or pricing services selected under the supervision of each Trust's Board of Trustees (the "Board"). In determining the value of a particular security, pricing services may use certain information with respect to transactions in such securities, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Short-term investments; securities maturing in less than 60 days are valued at amortized cost. Any securities or other assets for which such current market quotations are not readily available are valued at fair value as determined in good faith under procedures established by, and under the general supervision and responsibility of, each Trust's Board.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on trade date. Realized and unrealized gains and losses are calculated on the identified cost basis. Each Trust also records interest income on an accrual basis and amortizes premium and accretes discount to interest income on securities purchased using the interest method.

FINANCIAL FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Trust records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust's basis in the contract.

   Financial futures contracts, when used by the Trusts, help in maintaining a targeted duration. Futures contracts can be sold to effectively shorten an otherwise longer duration portfolio. In the same sense, futures contracts can be purchased to lengthen a portfolio that is shorter than its duration target. Thus, by buying or selling futures contracts, the Trusts may attempt to manage the duration of positions so that changes in interest rates do not change the duration of the portfolio unexpectedly. At August 31, 2003, there were no open financial futures contracts in any of the Trusts.

SEGREGATION: In cases in which the Investment Company Act of 1940, as amended, and the interpretive positions of the Securities and Exchange Commission ("SEC") require that each Trust segregate assets in connection with certain investments (e.g., when issued securities, reverse repurchase agreements or futures contracts), each Trust will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

FEDERAL INCOME TAXES: It is each Trust's intention to continue to be treated as a regulated investment company under the Internal Revenue Code and to distribute sufficient net income to shareholders. For this reason and because substantially all of the gross income of each Trust consists of tax-exempt interest, no Federal income tax provisions are required.

DIVIDENDS AND DISTRIBUTIONS: Each Trust declares and pays dividends and distributions to common shareholders monthly from net investment income, net realized short-term capital gains and other sources, if necessary. Net long-term capital gains, if any, in excess of loss carryforwards may be distributed annually. Dividends and distributions are recorded on the ex-dividend date. Dividends and distributions to preferred shareholders are accrued and determined as described in Note 4.

ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

DEFERRED COMPENSATION AND BLACKROCK CLOSED-END SHARE EQUIVALENT INVESTMENT PLAN:
Under the revised deferred compensation plan approved by each Trust's Board, non-interested Trustees may elect to defer receipt of all or a portion of their annual compensation. As of January 1, 2003, the Board elected to require its non-interested members to defer a portion of their annual complex compensation pursuant to the plan. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other BlackRock closed-end funds selected by the Trustees. This has the same economic effect for the Trustees as if the Trustees had invested the deferred amounts in such Trusts.

   The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Trust. Each Trust may, however, elect to invest in common shares of those Trusts selected by the Trustees in order to match its deferred compensation obligations.

   RECLASSIFICATION OF CAPITAL ACCOUNTS: In order to present undistributed (distribution in excess of) net investment income ("UNII"), accumulated net realized gain ("Accumulated Gain") and paid-in capital in excess of par ("PIC") more closely to its tax character the following accounts, for each Trust, were increased (decreased):

TRUST                            UNII        ACCUMULATED GAIN         PIC
-----                           -------      ----------------        -----
Insured Municipal               $14,054            $ 946           $(15,000)
Municipal Bond                    8,267            1,733            (10,000)
Municipal Income II              14,910               90            (15,000)
California Insured               14,993                7            (15,000)
California Bond                  10,000               --            (10,000)
California Income II             14,016              984            (15,000)
Florida Insured                  14,833              167            (15,000)
Florida Bond                     10,000               --            (10,000)
Maryland Bond                     9,971               29            (10,000)
New Jersey Bond                   9,985               15            (10,000)
New York Insured                 14,309              691            (15,000)
New York Bond                     9,195              805            (10,000)
New York Income II               15,000               --            (15,000)
Virginia Bond                    10,000               --            (10,000)

NOTE 2. AGREEMENTS Each Trust has an Investment Management Agreement with BlackRock Advisors, Inc. (the "Advisor"), a wholly owned subsidiary of BlackRock, Inc. BlackRock Financial Management, Inc., a wholly owned subsidiary of BlackRock, Inc., serves as sub-advisor to each Trust. BlackRock, Inc. is an indirect majority owned subsidiary of The PNC Financial Services Group, Inc. The investment management agreement covers both investment advisory and administration services.

   Each Trust's investment advisory fee paid to the Advisor is computed weekly and payable monthly based on an annual rate, 0.55% for the Insured Trusts and Income II Trusts and 0.65% for the Bond Trusts, of each Trust's average weekly managed assets. "Managed assets" means the total assets of a Trust (including any assets attributable to any preferred shares that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage). The Advisor has voluntarily agreed to waive a portion of the investment advisory fee or other expenses of each Trust. With respect to the Insured Trusts the waiver, as a percentage of managed assets, is as follows:
0.20% for the first 5 years of each Trust's operations, 0.15% in year 6, 0.10% in year 7, and 0.05% in year 8. With respect to the Bond Trusts the waiver, as a percentage of managed assets, is as follows: 0.30% for the first 5 years of each Trust's operations, 0.25% in year 6, 0.20% in year 7, 0.15% in year 8, 0.10% in year 9 and 0.05% in year 10. With respect to the Income II Trusts the waiver, as a percentage of managed assets, is as follows: 0.15% for the first 5 years of each Trust's operations, 0.10% in year 6 through year 7, 0.05% in year 8 through year 10.

   Pursuant to the agreements, the Advisor provides continuous supervision of the investment portfolio and pays the compensation of officers of each Trust who are affiliated persons of the Advisor, occupancy and certain clerical and accounting costs of each Trust. Each Trust bears all other costs and expenses, which include reimbursements to the Advisor for certain operational support services provided to each Trust.

   Pursuant to the terms of the custody agreement, each Trust received earnings credits from its custodian for positive cash balances maintained, which are used to offset custody fees.

NOTE 3. PORTFOLIO SECURITIES Purchases and sales of investment securities, other than short-term investments, for the period ended August 31, 2003, were as follows:

TRUST                    PURCHASES          SALES             TRUST                   PURCHASES          SALES
--------                ------------     ------------         -----                  ------------     ------------
Insured Municipal       $818,968,802     $245,225,845         Florida Bond           $ 16,032,082     $ 15,147,759
Municipal Bond            49,105,751       55,449,652         Maryland Bond             6,384,305        6,967,313
Municipal Income II      772,393,435      577,680,088         New Jersey Bond          10,296,102       10,586,513
California Insured       162,860,019       44,678,085         New York Insured        245,441,228      100,292,039
California Bond           17,114,065       18,708,323         New York Bond             4,927,250        4,692,700
California Income II     241,542,049      142,736,260         New York Income II       94,792,222       42,512,910
Florida Insured          284,740,366       87,367,096         Virginia Bond             6,361,760        6,684,485

   At August 31, 2003, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by each Trust were as follows:

TRUST                             COST         APPRECIATION      DEPRECIATION          NET
-----                         ------------     ------------      ------------      -----------
Insured Municipal             $573,649,817      $5,019,770       $16,917,988      $(11,898,218)
Municipal Bond                 228,667,847       3,605,944         4,972,414        (1,366,470)
Municipal Income II            521,867,997       1,346,168        16,375,127       (15,028,959)
California Insured             118,909,109         109,529         6,220,325        (6,110,796)
California Bond                 76,413,796         716,409         2,913,387        (2,196,978)
California Income II           183,707,707         181,019         8,302,381        (8,121,362)
Florida Insured                198,272,791         120,141         4,888,747        (4,768,606)
Florida Bond                    77,444,970       1,245,279           912,802           332,477
Maryland Bond                   46,066,493         523,498           402,015           121,483
New Jersey Bond                 52,245,446         644,502         1,902,209        (1,257,707)
New York Insured               145,507,966          49,569         4,783,450        (4,733,881)
New York Bond                   62,009,010       1,063,591         1,255,186          (191,595)
New York Income II             112,298,296         110,592         3,253,284        (3,142,692)
Virginia Bond                   34,997,690         548,461           414,687           133,774


   For Federal income tax purposes, the following Trusts had capital loss carryforwards as of their last respective tax year end. These amounts may be used to offset future realized capital gains, if any:

                               PRIOR TAX      CAPITAL LOSS
TRUST                           YEAR END   CARRYFORWARD AMOUNT    EXPIRES
-----                          ---------   -------------------    -------
Municipal Income II             06/30/03       $1,338,302          06/11
California Income II            06/30/03        1,454,313          06/11

   Accordingly, no capital gain distributions are expected to be paid to shareholders of a Trust until that Trust has net realized capital gains in excess of its capital loss carryforward amounts.

NOTE 4. CAPITAL There are an unlimited number of $0.001 par value common shares of beneficial interest authorized for each Trust. Each Trust may classify or reclassify any unissued common shares into one or more series of Auction Market Preferred Shares ("preferred shares"). At August 31, 2003, the shares outstanding and the shares owned by affiliates of the Advisor of each Trust were as follows:

                           COMMON                                                    COMMON
                           SHARES           COMMON                                   SHARES            COMMON
TRUST                    OUTSTANDING     SHARES OWNED      TRUST                   OUTSTANDING      SHARES OWNED
-----                    -----------     ------------      -----                   -----------      ------------
Insured Municipal        26,125,458         8,029          Florida Bond             3,309,483          7,679
Municipal Bond           10,123,055         7,679          Maryland Bond            2,014,121          7,679
Municipal Income II      22,773,392         8,027          New Jersey Bond          2,267,518          7,679
California Insured        5,264,025         8,029          New York Insured         6,424,108          8,029
California Bond           3,351,150         7,679          New York Bond            2,700,991          7,679
California Income II      7,974,413         8,027          New York Income II       4,935,268          8,027
Florida Insured           8,718,823         8,029          Virginia Bond            1,517,041          7,679

   Transactions in common shares of beneficial interest for the periods ended August 31, 2003 and 2002, were as follows:

                                                         SHARES FROM
                             -----------------------------------------------------------------
                                 INITIAL          UNDERWRITERS' EXERCISING        REINVESTMENT         NET INCREASE IN
TRUST                        PUBLIC OFFERING      THE OVER-ALLOTMENT OPTION       OF DIVIDENDS       SHARES OUTSTANDING
-----                        ---------------      -------------------------       ------------       ------------------
Insured Municipal              24,008,028                 2,000,000                  117,430             26,125,458
Municipal Bond                  9,347,679                   750,000                   25,376             10,123,055
Municipal Income II            21,458,028                 1,300,000                   15,364             22,773,392
California Insured              5,008,028                   250,000                    5,997              5,264,025
California Bond                 3,007,679                   335,000                    8,471              3,351,150
California Income II            7,408,028                   550,000                   16,385              7,974,413
Florida Insured                 8,008,028                   700,000                   10,795              8,718,823
Florida Bond                    2,932,679                   375,000                    1,804              3,309,483
Maryland Bond                   1,767,679                   245,000                    1,442              2,014,121
New Jersey Bond                 2,007,679                   250,000                    9,839              2,267,518
New York Insured                6,008,028                   400,000                   16,080              6,424,108
New York Bond                   2,457,679                   240,000                    3,312              2,700,991
New York Income II              4,508,028                   425,000                    2,240              4,935,268
Virginia Bond                   1,347,679                   165,000                    4,362              1,517,041

   Offering costs incurred in connection with the Trusts' offering of common shares have been charged against the proceeds from the initial common share offering of the common shares as follows:

TRUST                   OFFERING COST     TRUST                 OFFERING COST
-----                   -------------     -----                 -------------
Insured Municipal         $765,000        Florida Bond             $89,000
Municipal Bond             292,700        Maryland Bond             50,150
Municipal Income II        658,500        New Jersey Bond           57,500
California Insured         142,500        New York Insured         177,000
California Bond             90,050        New York Bond             70,700
California Income II       219,000        New York Income II       130,500
Florida Insured            246,000        Virginia Bond             35,150

   On September 19, 2002, each of the Income II Trusts issued several series of preferred shares listed in the table below. The preferred shares have a liquidation value of $25,000 per share plus any accumulated unpaid dividends.

TRUST                      SERIES           SHARES        TRUST                     SERIES      SHARES
-----                      ------           ------        -----                     ------      ------
Municipal Income II           M7            2,055         California Income II         T7        1,439
                              T7            2,056                                      R7        1,439
                              W7            2,055         New York Income II           W7        1,786
                              R7            2,056

   Underwriting discounts and offering costs incurred in connection with the preferred share offering have been charged to paid-in capital in excess of par of the common shares.

                        UNDERWRITING       OFFERING                              UNDERWRITING   OFFERING
TRUST                     DISCOUNT           COST         TRUST                    DISCOUNT       COST
-----                   ------------       --------       -----                  ------------   --------
Municipal Income II      $2,055,500        $239,168       New York Income II       $446,500     $120,782
California Income II        719,500         129,975

   On December 11, 2002, the Insured Trusts issued several series of preferred shares listed in the table below. The preferred shares have a liquidation value of $25,000 per share plus any accumulated unpaid dividends.

TRUST                      SERIES           SHARES        TRUST                        SERIES           SHARES
----------------           ------           ------        -----                        ------           ------
Insured Municipal            M7              3,053        California Insured             F7              1,860
                             R7              3,053        Florida Insured                M7              3,040
                             F7              3,053        New York Insured               R7              2,240

   Underwriting discounts and offering costs incurred in connection with the preferred share offering have been charged to paid-in capital in excess of par of the common shares.

                        UNDERWRITING       OFFERING                             UNDERWRITING    OFFERING
TRUST                     DISCOUNT           COST         TRUST                   DISCOUNT        COST
-----                   ------------       --------       -----                 ------------    --------
Insured Municipal       $2,289,750         $367,431       Florida Insured         $760,000      $184,848
California Insured         465,000          144,518       New York Insured         560,000       151,970

   As of August 31, 2003, the Bond Trusts had the following series of preferred shares outstanding as listed in the table below. The preferred shares have a liquidation value of $25,000 per share plus any accumulated unpaid dividends.

TRUST                     SERIES            SHARES        TRUST                    SERIES       SHARES
----------------          ------            ------        -----                    ------       ------
Municipal Bond              T7               1,810        Maryland Bond              R7           720
                            R7               1,810        New Jersey Bond            M7           809
California Bond             F7               1,199        New York Bond              T7           968
Florida Bond                W7               1,191        Virginia Bond              R7           541

   Dividends on seven-day preferred shares are cumulative at a rate which is reset every seven days based on the results of an auction. The dividend ranges on the preferred shares for each of the Trusts for the period ended August 31, 2003, were as follows:

TRUST                        LOW            HIGH          TRUST                 LOW             HIGH
-----                        ----           ----          -----                 ----            ----
Insured Municipal            0.50%          1.70%         Florida Bond          0.24%           1.68%
Municipal Bond               0.40           3.69          Maryland Bond         0.51            2.80
Municipal Income II          0.65           1.75          New Jersey Bond       0.64            2.50
California Insured           0.50           1.20          New York Insured      0.70            1.50
California Bond              0.54           2.98          New York Bond         0.45            2.48
California Income II         0.40           1.73          New York Income II    0.80            1.75
Florida Insured              0.57           1.38          Virginia Bond         0.40            2.80

   A Trust may not declare dividends or make other distributions on common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding preferred shares would be less than 200%.

   The preferred shares are redeemable at the option of each Trust, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated or unpaid dividends whether or not declared. The preferred shares are also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of a Trust, as set forth in each Trust's Declaration of Trust, are not satisfied.

   The holders of preferred shares have voting rights equal to the holders of common shares (one vote per share) and will vote together with holders of common shares as a single class. However, holders of preferred shares, voting as a separate class, are also entitled to elect two Trustees for each Trust. In addition, the Investment Company Act of 1940, as amended, requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the preferred shares, (b) change a Trust's subclassification as a closed-end investment company or change its fundamental investment restrictions and (c) change its business so as to cease to be an investment company.

NOTE 5. DIVIDENDS Subsequent to August 31, 2003, the Board of each Trust declared dividends from undistributed earnings per common share payable October 1, 2003, to shareholders of record on September 15, 2003. The per share common dividends declared were as follows:

                       COMMON DIVIDEND                         COMMON DIVIDEND
TRUST                     PER SHARE       TRUST                   PER SHARE
-----                  ---------------    -----                ---------------
Insured Municipal         $0.078125       Florida Bond            $0.077808
Municipal Bond             0.086375       Maryland Bond            0.071350
Municipal Income II        0.083750       New Jersey Bond          0.078582
California Insured         0.075000       New York Insured         0.075000
California Bond            0.079656       New York Bond            0.077099
California Income II       0.081250       New York Income II       0.078750
Florida Insured            0.075000       Virginia Bond            0.072428

   The dividends declared on preferred shares for the period September 1, 2003 to September 30, 2003, for each of the Trusts were as follows:

                          DIVIDENDS                                 DIVIDENDS
TRUST AND SERIES          DECLARED        TRUST AND SERIES           DECLARED
----------------          ---------       ----------------           ---------
Insured Municipal                         California Bond-F7          $18,213
  M7                        $64,235       California Income II
  R7                         47,444         T7                         20,578
  F7                         53,763         R7                         24,981
Municipal Bond                            Florida Insured-M7           62,077
  T7                         21,792       Florida Bond-W7              19,592
  R7                         20,326       Maryland Bond-R7             11,736
Municipal Income II                       New Jersey Bond-M7           16,253
  M7                         37,175       New York Insured-R7          37,475
  T7                         32,094       New York Bond-T7             14,443
  W7                         33,106       New York Income II-W7        31,005
  R7                         35,322       Virginia Bond-R7              7,942
California Insured-F7        32,271

                          INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Trustees and Shareholders  of:
 BlackRock Municipal Bond Trust
 BlackRock California Municipal Bond Trust
 BlackRock Florida Municipal Bond Trust
 BlackRock Maryland Municipal Bond Trust
 BlackRock New Jersey Municipal Bond Trust
 BlackRock New York Municipal Bond Trust
 BlackRock Virginia Municipal Bond Trust (collectively the "Bond Trusts") BlackRock Municipal Income Trust II
 BlackRock California Municipal Income Trust II
 BlackRock New York Municipal Income Trust II (collectively the "Income II
   Trusts")
 BlackRock Insured Municipal Income Trust
 BlackRock California Insured Municipal Income Trust
 BlackRock Florida Insured Municipal Income Trust and BlackRock New York Insured Municipal Income Trust (collectively the
  "Insured Trusts")
  (collectively the "Trusts")

   We have audited the accompanying statements of assets and liabilities of the Trusts, including the portfolios of investments, as of August 31, 2003, and the related statements of operations, the statements of changes in net assets and financial highlights for the period then ended and the statements of changes in net assets and financial highlights for the period from April 30, 2002 (commencement of operations) through August 31, 2002, for the Bond Trusts, and the statements of changes in net assets and the financial highlights for the period from July 30, 2002 (commencement of operations) through August 31, 2002, for the Income II Trusts. These financial statements are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Trusts as of August 31, 2003, the results of their operations, the changes in their net assets and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte + Touche LLP
    Boston, Massachusetts
    October 10, 2003

                           DIVIDEND REINVESTMENT PLANS
--------------------------------------------------------------------------------

   Pursuant to each Trust's Dividend Reinvestment Plan (the "Plan"), common shareholders are automatically enrolled to have all distributions of dividends and capital gains reinvested by EquiServe Trust Company, N.A. (the "Plan Agent") in the respective Trust's shares pursuant to the Plan. Shareholders who elect not to participate in the Plan will receive all distributions in cash paid by check and mailed directly to the shareholders of record (or if the shares are held in street or other nominee name, then to the nominee) by the Plan Agent.

   The Plan Agent serves as agent for the shareholders in administering the Plan. After a Trust declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participants' accounts, depending upon the circumstances described below, either (i) through receipt of unissued but authorized shares from the Trust ("newly issued shares") or (ii) by purchase of outstanding shares on the open market, on the Trust's primary exchange or elsewhere ("open-market purchases"). If, on the dividend payment date, the net asset value per share ("NAV") is equal to or less than the market price per share plus estimated brokerage commissions (such condition being referred to herein as "market premium"), the Plan Agent will invest the dividend amount in newly issued shares on behalf of the participants. The number of newly issued shares to be credited to each participant's account will be determined by dividing the dollar amount of the dividend by the NAV on the date the shares are issued. However, if the NAV is less than 95% of the market price on the payment date, the dollar amount of the dividend will be divided by 95% of the market price on the payment date. If, on the dividend payment date, the NAV is greater than the market value per share plus estimated brokerage commissions (such condition being referred to herein as "market discount"), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participants in open-market purchases.

   Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent and will receive certificates for whole Trust shares and a cash payment for any fraction of a Trust share.

   The Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by each Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions. The automatic reinvestment of dividends and distributions will not relieve participants of any Federal income tax that may be payable on such dividends or distributions.

   Each Trust reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan, however, each Trust reserves the right to amend the Plan to include a service charge payable by the participants. All correspondence concerning the Plan should be directed to the Plan Agent at (800) 699-1BFM or 150 Royall Street, Canton, MA 02021.

TRUSTEES INFORMATION
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                 INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------------------------
Name, address, age              Andrew F. Brimmer              Richard E. Cavanagh              Kent Dixon
                                P.O. Box 4546                  P.O. Box 4546                    P.O. Box 4546
                                New York, NY 10163-4546        New York, NY 10163-4546          New York, NY 10163-4546
                                Age:77                         Age: 57                          Age: 66
---------------------------------------------------------------------------------------------------------------------------
Current positions held with     Lead Trustee                   Trustee                          Trustee
the Trusts                      Audit Committee Chairman(2)    Audit Committee Member           Audit Committee Member(2)
---------------------------------------------------------------------------------------------------------------------------
Term of office and length       3 years(4)/ since inception    3 years(4)/ since inception      3 years(4)/ since inception
of time served
---------------------------------------------------------------------------------------------------------------------------
Principal occupations           President of Brimmer &         President and Chief              Consultant/Investor. Former
during the past five years      Company, Inc., a               Executive Officer of The         President and Chief
                                Washington, D.C.-based         Conference Board, Inc., a        Executive Officer of Empire
                                economic and financial         leading global business          Federal Savings Bank of
                                consulting firm, also          membership organization,         America and Banc PLUS
                                Wilmer D. Barrett Professor    from 1995-present. Former        Savings Association, former
                                of Economics, University of    Executive Dean of the John       Chairman of the Board,
                                Massachusetts - Amherst.       F. Kennedy School of             President and Chief
                                Formerly member of the         Government at Harvard            Executive Officer of
                                Board of Governors of the      University from 1988-1995.       Northeast Savings.
                                Federal Reserve System.        Acting Director, Harvard
                                Former Chairman, District      Center for Business and
                                of Columbia Financial          Government (1991-1993).
                                Control Board.                 Formerly Partner
                                                               (principal) of McKinsey &
                                                               Company, Inc. (1980- 1988).
                                                               Former Executive Director
                                                               of Federal Cash Management,
                                                               White House Office of
                                                               Management and Budget
                                                               (1977-1979). Co-author, THE
                                                               WINNING PERFORMANCE (best
                                                               selling management book
                                                               published in 13 national
                                                               editions).



---------------------------------------------------------------------------------------------------------------------------
Number of portfolios over-      48                             48                               48
seen within the fund com-
plex
---------------------------------------------------------------------------------------------------------------------------
Other Directorships held        Director of CarrAmerica        Trustee: Airplanes Group,        Former Director of ISFA
outside of the fund             Realty Corporation and         Aircraft Finance Trust           (the owner of INVEST, a
complex                         Borg-Warner Automotive.        (AFT) and Educational            national securities
                                Formerly Director of           Testing Service (ETS).           brokerage service designed
                                Airborne Express,              Director, Arch Chemicals,        for banks and thrift
                                BankAmerica Corporation        Fremont Group and The            institutions).
                                (Bank of America), Bell        Guardian Life Insurance
                                South Corporation, College     Company of America.
                                Retirement Equities Fund
                                (Trustee), Commodity
                                Exchange, Inc. (Public
                                Governor), Connecticut
                                Mutual Life Insurance
                                Company, E.I. du Pont de
                                Nemours & Company,
                                Equitable Life Assurance
                                Society of the United
                                States, Gannett Company,
                                Mercedes-Benz of North
                                America, MNC Financial
                                Corporation (American
                                Security Bank), NCM Capital
                                Management, Navistar
                                International Corporation,
                                PHH Corp. and UAL
                                Corporation (United
                                Airlines).

---------------------------------------------------------------------------------------------------------------------------
For "Interested Director/
Trustee" Relationships,
events or transactions by
reason of which the Trustee
is an interested person as
defined in Section
2(a)(19)(1940 Act)
---------------------------------------------------------------------------------------------------------------------------


(1) Interested Trustee as defined by Section 2(a)(19) of the Investment Company Act of 1940.
(2) The Board of each Trust has determined that each Trust has two Audit Committee financial experts serving on its Audit Committee, Dr. Brimmer and Mr. Dixon, both of whom are independent for the purpose of the definition of Audit Committee financial expert as applicable to the Trusts.
(3) Trustee since inception; appointed Chairman of the Board on August 22, 2002.
(4) The Board is classified into three classes of which one class is elected annually. Each Trustee serves a three year term concurrent with the class from which he is elected.
(5) Except during the period 10/31/02 through 11/11/02 for all of the Trusts.
(6) Appointed Trustee on August 22, 2002, for the Bond Trusts and Income II Trusts. Trustee since inception for the Insured Trusts.

----------------------------------------------------------------------   ----------------------------------------------------
                    INDEPENDENT TRUSTEES (CONTINUED)                                    INTERESTED TRUSTEES(1)
----------------------------------------------------------------------   ----------------------------------------------------
Frank J. Fabozzi        James Clayburn          Walter F. Mondale        Ralph L. Schlosstein      Robert S. Kapito
P.O. Box 4546           La Force, Jr.           P.O. Box 4546            BlackRock,Inc.            BlackRock,Inc.
New York, NY            P.O. Box 4546           New York, NY             40 East 52nd Street       40 East 52nd Street
10163-4546              New York, NY 10163-4546 10163-4546               New York, NY 10022        New York, NY 10022
Age: 55                 Age: 74                 Age: 75                  Age: 52                   Age: 46

----------------------------------------------------------------------   ----------------------------------------------------
Trustee                 Trustee                 Trustee                  Chairman of the           President and Trustee
                                                                         Board(3)
----------------------------------------------------------------------   ----------------------------------------------------
3 years(4)/since        3 years(4)/since        3 years(4)/since         3 years(4)/since          3 years(4)/since August
inception               inception               inception(5)             inception                 22, 2002(6)
----------------------------------------------------------------------   ----------------------------------------------------
Consultant. Editor of   Dean Emeritus of the    Partner, Dorsey &        Director since 1999       Vice Chairman of
THE JOURNAL OF          John E. Anderson        Whitney, LLP., a law     and President of          BlackRock, Inc. Head of
PORTFOLIO MANAGEMENT    Graduate School of      firm (December           BlackRock, Inc. since     the Portfolio Management
and Frederick Frank     Management, University  1996-present,            its formation in 1998     Group. Also a member of
Adjunct Professor of    of California since     September 1987-August    and of BlackRock,         the Management Committee,
Finance at the School   July 1, 1993. Acting    1993). Formerly U.S.     Inc.'s predecessor        the Investment Strategy
of Management at Yale   Dean of the School of   Ambassador to Japan      entities since 1988.      Group, the Fixed Income
University. Author      Business, Hong Kong     (1993-1996). Formerly    Member of the             and Global Operating
and editor of several   University of Science   Vice President of the    Management Committee      Committees and the Equity
books on fixed income   and Technology          United States, U.S.      and Investment            Investment Strategy
portfolio management.   1990-1993. From 1978    Senator and Attorney     Strategy Group of         Group. Responsible for
Visiting Professor of   to September 1993,      General of the State     BlackRock, Inc.           the portfolio management
Finance and             Dean of the John E.     of Minnesota. 1984       Formerly, Managing        of the Fixed Income,
Accounting at the       Anderson Graduate       Democratic Nominee for   Director of Lehman        Domestic Equity and
Sloan School of         School of Management,   President of the         Brothers, Inc. and        International Equity,
Management,             University of           United States.           Co-head of its            Liquidity, and
Massachusetts           California.                                      Mortgage and Savings      Alternative Investment
Institute of                                                             Institutions Group.       Groups of BlackRock.
Technology from 1986                                                     Currently, Chairman       Currently President and a
to August 1992.                                                          and a Trustee of each     Director/Trustee of each
                                                                         of the closed-end         of the closed-end Trusts
                                                                         Trusts in which           in which BlackRock
                                                                         BlackRock Advisors,       Advisors, Inc. acts as
                                                                         Inc. acts as              investment advisor.
                                                                         investment advisor.

----------------------------------------------------------------------   ----------------------------------------------------
48                      48                      48                       48                        48
----------------------------------------------------------------------   ----------------------------------------------------
Director, Guardian      Payden & Rygel                                   Chairman and President    Chairman of the Hope and
Mutual Funds Group      Investment Trust,                                of the BlackRock          Heroes Children's Cancer
(18 portfolios).        Provident Investment                             Provident                 Fund. President of the
                        Counsel Funds,                                   Institutional Funds       Board of Directors of the
                        Advisors Series Trust,                           (10 portfolios) and       Periwinkle National
                        Arena Pharmaceuticals,                           Director of several of    Theatre for Young
                        Inc. and CancerVax                               BlackRock's               Audiences. Director of
                        Corporation.                                     alternative investment    icruise.com, Corp.
                                                                         vehicles. Currently, a
                                                                         Member of the Visiting
                                                                         Board of Overseers of
                                                                         the John F. Kennedy
                                                                         School of Government
                                                                         at Harvard University,
                                                                         the Financial
                                                                         Institutions Center
                                                                         Board of the Wharton
                                                                         School of the
                                                                         University of
                                                                         Pennsylvania, a
                                                                         Trustee of Trinity
                                                                         School in New York
                                                                         City and a Trustee of
                                                                         New Visions for Public
                                                                         Education in New York
                                                                         City. Formerly, a
                                                                         Director of Pulte
                                                                         Corporation and a
                                                                         Member of Fannie Mae's
                                                                         Advisory Council.
----------------------------------------------------------------------   ----------------------------------------------------
                                                                         Director and President    Vice Chairman of the
                                                                         of the Advisor.           Advisor.
----------------------------------------------------------------------   ----------------------------------------------------

                             ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


   We are required by the Internal Revenue Code to advise you within 60 days of a Trust's tax year-end as to the Federal tax status of dividends paid by the Trusts during such tax year. Accordingly, during the tax year-ended September 30, 2003, all dividends paid by the Insured Trusts (the only Trusts with September 30th tax year-ends) were federally tax-exempt interest dividends.

   The Joint Annual Meeting of Shareholders was held on May 22, 2003, to elect Class I Trustees for each of the following Trusts to three year terms expiring in 2006. The election results were as follows:

                               RICHARD E. CAVANAGH               JAMES CLAYBURN LA FORCE, JR.
                           ---------------------------         --------------------------------
TRUST                      VOTES FOR    VOTES WITHHELD           VOTES FOR       VOTES WITHHELD
-----                      ---------    --------------         -------------     --------------
Insured Municipal            8,449            28                 25,741,538         264,001
Municipal Bond               3,563            17                  9,897,065         147,768
Municipal Income II          7,820             0                 22,479,818         227,710
California Insured           1,847             0                  5,113,547         104,558
California Bond              1,154             0                  3,301,610          25,777
California Income II         2,792             0                  7,865,205          72,316
Florida Insured              2,762             0                  8,633,914          56,934
Florida Bond                 1,170             1                  3,257,604          21,668
Maryland Bond                  720             0                  1,951,649          24,243
New Jersey Bond                809             0                  2,238,041          17,105
New York Insured             2,238             2                  6,287,017          83,709
New York Bond                  968             0                  2,680,584          18,245
New York Income II           1,782             0                  4,890,119          32,423
Virginia Bond                  541             0                  1,505,905           6,025

                           BlackRock Closed-End Funds


Trustees
   Ralph L. Schlosstein, CHAIRMAN
   Andrew F. Brimmer
   Richard E. Cavanagh
   Kent Dixon
   Frank J. Fabozzi
   Robert S. Kapito
   James Clayburn La Force, Jr.
   Walter F. Mondale

Officers
   Robert S. Kapito, PRESIDENT
   Henry Gabbay, TREASURER
   Anne Ackerley, VICE PRESIDENT
   Kevin M. Klingert, VICE PRESIDENT
   Richard M. Shea, VICE PRESIDENT/TAX
   James Kong, ASSISTANT TREASURER
   Vincent B. Tritto, SECRETARY
   Brian P. Kindelan, ASSISTANT SECRETARY

Investment Advisor
   BlackRock Advisors, Inc.
   100 Bellevue Parkway
   Wilmington, DE 19809
   (800) 227-7BFM

Sub-Advisor
   BlackRock Financial Management, Inc.
   40 East 52nd Street
   New York, NY 10022

Custodian
   State Street Bank and Trust Company
   One Heritage Drive
   North Quincy, MA 02171

Transfer Agent
   EquiServe Trust Company, N.A.
   150 Royall Street
   Canton, MA 02021
   (800) 699-1BFM

Auction Agent(1)
   Bank of New York
   100 Church Street, 8th Floor
   New York, NY 10286

Auction Agent(2)
   Deutsche Bank Trust Company Americas
   60 Wall Street, 27th Floor
   New York, NY 10005

Independent Accountants
   Deloitte & Touche LLP
   200 Berkeley Street
   Boston, MA 02116

Legal Counsel
   Skadden, Arps, Slate, Meagher & Flom LLP
   Four Times Square
   New York, NY 10036

Legal Counsel - Independent Trustees
   Debevoise & Plimpton
   919 Third Avenue
   New York, NY 10022

--------------
(1)  For the Insured Trusts and Bond Trusts.
(2)  For the Income II Trusts.

   This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

BlackRock Closed-End Funds
c/o BlackRock Advisors, Inc.
100 Bellevue Parkway
Wilmington, DE 19809
(800) 227-7BFM




The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trusts at (800) 227-7BFM.

The Trusts have adopted the Advisor's proxy voting policies and procedures to govern the voting of proxies relating to their voting securities. You may obtain a copy of these proxy voting procedures, without charge, by calling
(800)699-1236.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

                                                              [ BLACKROCK LOGO ]

CEF-ANN-1

ITEM 2.  CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)      Not applicable.

(c) The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e)      Not applicable.

(f)      The Registrant's Code of Ethics is attached as an Exhibit hereto.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         The Registrant's Board of Trustees has determined that it has two audit committee financial experts serving on its audit committee, each of whom is an "independent" Trustee: Dr. Andrew F. Brimmer and Mr. Kent Dixon. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable until annual reports for fiscal years ending after December 15, 2003.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable until annual reports for fiscal years ending on or after the Registrant's first annual shareholder meeting held after January 15, 2004 but to be included no later than October 31, 2004.

ITEM 6.  RESERVED.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         The Registrant has delegated the voting of proxies relating to its voting securities to its investment advisor, BlackRock Advisors, Inc. (the "Advisor") and its sub-advisor, BlackRock Financial Management, Inc. (the "Sub-Advisor"). The Proxy Voting Policies and Procedures of the Advisor and Sub-Advisor (the "Proxy Voting Policies") are included as an Exhibit hereto.

ITEM 8.  RESERVED.

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

(a)(1)   Code of Ethics.

(a)(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Certification of principal executive officer and principal financial officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002.

(c)      Proxy Voting Policies.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New Jersey Municipal Bond Trust

By:      /s/ Henry Gabbay
         ---------------------------
Name:    Henry Gabbay
Title:   Treasurer
Date:    October 29, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Robert S. Kapito
         ---------------------------
Name:    Robert S. Kapito
Title:   Principal Executive Officer
Date:    October 29, 2003

By:      /s/ Henry Gabbay
         ---------------------------
Name:    Henry Gabbay
Title:   Principal Financial Officer
Date:    October 29, 2003